--------------------------------------------------------------------------------
                         HUNTINGTON FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------


                                December 31, 2000


                                  TRUST SHARES
                               INVESTMENT A SHARES
                               INVESTMENT B SHARES


                         o Huntington Money Market Fund
                  o Huntington Ohio Municipal Money Market Fund
                  o Huntington U.S. Treasury Money Market Fund
                    o Huntington Florida Tax-Free Money Fund
                            o Huntington Growth Fund
                         o Huntington Income Equity Fund
                   o Huntington Mortgage Securities Fund Fund
                         o Huntington Ohio Tax-Free Fund
                         o Huntington Michigan Tax-Free
                    o Huntington Fixed Income Securities Fund
                o Huntington Intermediate Government Income Fund
          o Huntington Short/Intermediate Fixed Income Securities Fund


                        [HUNTINGTON FUNDS LOGO OMITTED]

MESSAGE FROM THE CHIEF INVESTMENT OFFICER
================================================================================


DEAR SHAREHOLDERS:

WHILE THE YEAR OF THE NEW MILLENNIUM WAS TUMULTUOUS TO THE INVESTMENT MARKETS, EACH OF THE HUNTINGTON FUNDS PROVIDED A POSITIVE TOTAL RATE OF RETURN TO SHAREHOLDERS. BOTH EQUITY FUNDS DRAMATICALLY EXCEEDED THE RETURN OF THE S & P 500 AND THE BOND FUNDS EXPERIENCED ATTRACTIVE YIELDS AND SOME DEGREE OF CAPITAL APPRECIATION.

THE NEW YEAR HOLDS MUCH PROMISE AND MANY QUESTIONS. A NEW PRESIDENTIAL ADMINISTRATION WILL ASSUME OFFICE WITH NEW AGENDAS AND DIRECTIONS. THE CONSUMER IS FEELING HIS CONFIDENCE ERODING AS THE ECONOMY'S GROWTH STARTS TO FADE. THE FEDERAL RESERVE HAS CHANGED COURSE AND IS NOW PROMOTING A STIMULATIVE MONETARY POLICY. A POTENTIAL TAX CUT MAY, EVENTUALLY, EMERGE FROM CONGRESSIONAL MACHINATIONS. INFLATION APPEARS UNDER CONTROL; YET, THE COST OF ENERGY SEEMS TO BE A FORCE WHOSE INFLUENCE CONTINUES TO IMPACT CERTAIN GEOGRAPHIC AND INDUSTRY SECTORS. GROWING CREDIT PROBLEMS ARE PRESENT IN THE BALANCE SHEETS OF CORPORATIONS AND PERSONAL FINANCIAL SITUATIONS OF MANY CONSUMERS. CORPORATE EARNINGS ARE LADEN WITH ABERRATIONS FROM WALL STREET ESTIMATES AND STOCK VALUATIONS ARE WIDELY DIVERSE.

WITHIN THIS MARKET AND ECONOMIC FRAMEWORK WE ARE WORKING HARD TO FIND OPPORTUNITIES THAT WILL ADD TO THE PERFORMANCE OF THE HUNTINGTON FUNDS. TO ASSIST US IN THIS ENDEAVOR, WE HAVE RECENTLY DEVELOPED A NUMBER OF ANALYTICAL TOOLS AND PROCESSES. A NEW COMPANY DATA SHEET EXTRACTS CORPORATE FINANCIAL AND STOCK INFORMATION FROM A VARIETY OF SOURCES AND COMPILES IT INTO A FORMAT THAT ALLOWS OUR ANALYSTS CONCISE COMPARISON OF VARYING OPPORTUNITIES. OUR NEW PROPRIETARY VALUATION MODEL ASSISTS US IN EQUATING CORPORATE FUNDAMENTALS WITH STOCK PRICE EVALUATIONS. AN "ON-LINE" CREDIT-SCORING TECHNIQUE HAS BEEN DESIGNED TO AID OUR BOND TRADERS TO MAKE INFORMED DECISIONS ON FIXED INCOME INVESTMENT OPTIONS. THESE ANALYTICAL TOOLS PROVIDE PART OF THE DISCIPLINES, WHICH ASSIST OUR FUND MANAGERS' INVESTMENT JUDGEMENT.

SPEAKING OF JUDGEMENT, WE FEEL THAT GOOD INVESTMENT JUDGEMENT CAN BEST BE DEVELOPED BY EXPERIENCE. OUR FUND AND PORTFOLIO MANAGERS AND THE HUNTINGTON RESEARCH ANALYSTS HAVE A COMBINED AVERAGE FINANCIAL EXPERIENCE OF 20.2 YEARS. AMONG OUR STAFF WE HAVE TWO PHD'S, TWO ATTORNEYS, 16 ADVANCED DEGREES, 8 CFA'S, 4 CFP'S AND OUR CHIEF ECONOMIST IS A PARTICIPANT IN THE BLUE CHIP ECONOMISTS. THIS EXPERIENCED STAFF WORKS TOGETHER AS A TEAM TO UTILIZE INDIVIDUAL STRENGTHS AND SPECIALTIES TO MAKE DECISIONS THAT IMPACT OUR ENTIRE INVESTMENT EFFORT.

WE APPRECIATE YOUR CONFIDENCE IN THE HUNTINGTON FUNDS AND HOPE THAT THROUGH YOUR PARTICIPATION AS A SHAREHOLDER YOU HAVE, AND WILL, EXPERIENCE FINANCIAL GAIN.

VERY TRULY YOURS,

/S/SIGNATURE
B. RANDOLPH BATEMAN


B. RANDOLPH BATEMAN
CHIEF INVESTMENT OFFICER

GROWTH FUND                                                       AS OF 12/31/00
================================================================================

MANAGEMENT DISCUSSION AND ANALYSIS

     SINCE ITS INCEPTION IN 1989, THE HUNTINGTON GROWTH FUND HAS ATTEMPTED TO ACHIEVE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTING IN EQUITY SECURITIES. HISTORICALLY, THE FUND HAS UTILIZED PHARMACEUTICALS, CAPITAL GOODS, AND CONSUMER STAPLES STOCKS, SOME WITH A MULTINATIONAL FLAVOR, TO ACHIEVE THIS GROWTH.

     IN 2000, A REALIZATION THAT WE HAD TO CONSIDER INVESTING IN MOST ALL INDUSTRY SECTORS PRODUCING GROWTH, LED US TO CONSIDER A HEAVIER WEIGHTING IN THE TECHNOLOGY SECTOR. THE INTUITION WAS CORRECT, BUT THE TIMING WAS POOR. FORTUNATELY, THE STRONG PERFORMANCE OF SOME OF OUR EXISTING HOLDINGS WAS ENOUGH TO PROPEL THE FUND TO A POSITIVE TOTAL RETURN DURING A YEAR WHEN THE S&P 500 FELL OVER 9%.

     FOR 2001, OUR PLAN IS TO CONTINUE WITH THE MINDSET OF GREATER DIVERSIFICATION ACROSS MOST EVERY INDUSTRY SECTOR. SOME OF OUR CHALLENGES
INCLUDE: MANAGING A RELATIVELY LARGE IMBEDDED CAPITAL GAIN, DEALING WITH LARGE CONCENTRATIONS IN A FEW STOCKS, AND POSITIONING THE FUND TO BENEFIT FROM A CHANGING INTEREST RATE ENVIRONMENT. HOW WE DEAL WITH THESE VARIABLES, PLUS THE EVER-PRESENT STOCK SELECTION BOGEY, WILL DETERMINE OUR SUCCESS FOR THE YEAR.


---------------------------------------------------
                 PORTFOLIO PROFILE
                   AS OF 12/31/00
NET ASSETS ($ MIL)...........................$308.4
NET ASSET VALUE (TRUST SHARES)...............$50.58
30-DAY SEC YIELD (%)..........................0.00%
NUMBER OF ISSUES.................................46
CASH RESERVES (%)..............................6.4%
---------------------------------------------------

---------------------------------------------------
             FIVE LARGEST EQUITY HOLDINGS*
                     AS OF 12/31/00
ANADARKO PETROLEUM.............................7.1%
AUTOMATIC DATA PROCESSING......................6.2%
WALGREEN.......................................6.0%
HOME DEPOT.....................................4.7%
GENERAL ELECTRIC...............................4.1%
*THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.
---------------------------------------------------


                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE HUNTINGTON GROWTH FUND
                   TRUST SHARES, VERSUS THE STANDARD & POOR'S
                         COMPOSITE 500 INDEX (S&P 500)+
               AND THE LIPPER MULTI-CAP CORE FUNDS CLASSIFICATION


---------------------------------------------------------------------------------------------------------------
       Total                    One           Annualized        Annualized       Annualized        Annualized
      Return                   Year             3 Year            5 Year           10 Year        Inception to
  As of 12/31/00              Return            Return            Return           Return             Date
---------------------------------------------------------------------------------------------------------------
       Trust                   3.74%            11.79%            17.16%           15.35%           13.68%(1)
---------------------------------------------------------------------------------------------------------------
   Investment A                3.50%            11.50%            16.86%             N/A            13.93%(2)
---------------------------------------------------------------------------------------------------------------
Investment A, with load       -2.46%             9.32%            15.48%             N/A            13.23%(2)
---------------------------------------------------------------------------------------------------------------
  Investment B++               2.39%            10.51%            15.87%             N/A            13.01%(2)
---------------------------------------------------------------------------------------------------------------
Investment B, with CDSC++     -2.61%             9.68%            15.65%             N/A            13.01%(2)
---------------------------------------------------------------------------------------------------------------

[LINE GRAPH OMITTED]
Plot Points to Follow:

             Huntington Growth        Huntington Growth        Huntington Growth              S&P 500       Lipper Multi-Cap Core
             Fund, Investment A       Fund, Investment B       Fund, Trust Shares         Composite Index   Funds Classification
12/31/90              --                       --                   10000                      10000               10000
5/31/91             9425                    10000                      --                         --                  --
12/91               9987                    10547                   12647                      13046               13456
12/92              10743                    11259                   13641                      14039               14611
12/93              11092                    11535                   14123                      15448               16313
12/94              11323                    11687                   14445                      15651               16052
12/95              14765                    15124                   18886                      21526               21121
12/96              17191                    17469                   22044                      26464               25398
12/97              23215                    23409                   29841                      35290               32194
12/98              27452                    27459                   35377                      45383               38140
12/99              31089                    30852                   40184                      54931               46314
12/00              32177**                  31590***                41687*                     49927               44938

(1) Commenced operations on July 3, 1989.
(2) Commenced operations on May 1, 1991.
++ Investment B Shares performance includes the performance of Investment A Shares adjusted to reflect the fees, expenses and CDSC applicable to B Shares for the period prior to the commencement of operations of B Shares on May 1, 2000.

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 51.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

INCOME EQUITY FUND                                                AS OF 12/31/00
================================================================================

MANAGEMENT DISCUSSION AND ANALYSIS

     SINCE ITS INCEPTION IN 1989, THE HUNTINGTON INCOME EQUITY FUND HAS BEEN POSITIONED RELATIVELY CONSERVATIVELY, WITH AN EMPHASIS ON STOCKS WITH HIGH DIVIDENDS AND MODEST DIVIDEND GROWTH PROSPECTS. OUR FEELING WAS THEN AND IS NOW THAT CERTAIN INVESTORS DESIRE BOTH PARTICIPATION IN STOCK MARKET ADVANCES AS WELL AS SOME DOWNSIDE PROTECTION IN MAJOR MARKET SELL-OFFS. OUR FEELING WAS ALSO THAT MANY INVESTORS ARE BENEFITED OVER TIME THROUGH THE OWNERSHIP OF A FUND THAT PAYS A RELATIVELY HIGH AND RISING STREAM OF DIVIDEND INCOME, YEAR-IN AND YEAR-OUT. FURTHER, THEY ARE BENEFITED FROM A RELATIVELY TAX-EFFICIENT FUND, AS WELL. ALL OF THESE ATTRIBUTES -- REASONABLE CAPITAL APPRECIATION OVER TIME, HIGH AND GROWING DIVIDENDS PAID, AND TAX EFFICIENCY - HAVE BEEN PROVIDED BY THIS FUND.

     THESE ATTRIBUTES SERVED THE FUND WELL IN THE YEAR 2000, AS ITS SHAREHOLDERS BENEFITED NOT ONLY FROM YET ONE MORE YEAR OF AN INCREASED CASH DIVIDEND -- DISTRIBUTED MONTHLY -- BUT ALSO ENJOYED A POSITIVE TOTAL RETURN, NO MEAN FEAT IN LAST YEAR'S VOLATILE MARKET ENVIRONMENT. A YEAR AGO, AFTER A VERY DISAPPOINTING 1999, WE LAMENTED IN THIS PIECE OVER HOW MANY OF OUR LONG-HELD BUT DECIDEDLY OUT-OF-FAVOR STOCKS HAD BEEN SEEMINGLY "DUMPED" BY INVESTORS, IN FAVOR OF THE FAST-GROWING "NEW ECONOMY" STOCKS THAT HAD CAPTURED EVERYONE'S ATTENTION. WE REFUSED TO JUMP ON THAT HIGH-TECH BANDWAGON ONLY BECAUSE THOSE STOCKS PAY LITTLE OR NO CASH DIVIDENDS. OUR PATIENCE, AT LEAST AT THIS POINT, HAS BEEN REWARDED AS MOST OF THE FUND'S CONSERVATIVE GROUPS, THE SO-CALLED "OLD ECONOMY", STAGED IMPRESSIVE REBOUNDS LAST YEAR. SPECIFICALLY, THE DRUG GROUP, ELECTRIC, UTILITIES, AND ENERGY STOCKS MOVED MEANINGFULLY HIGHER IN PRICE.

     WHILE WE CONTINUE TO BELIEVE THAT ATTEMPTING TO DIVINE THE NEAR-TERM DIRECTION OF THE MARKET IS LITTLE MORE THAN GUESSWORK, WE EXPECT A CONTINUATION OF THE SAME STEADY DIVIDEND INCREASES THAT HAVE BENEFITED THE FUND'S SHAREHOLDERS THROUGH THE YEARS. DIVIDEND GROWTH FOR THE FUND HAS AVERAGED 6% PER YEAR OVER THE PAST NINE YEARS. WE WILL CONTINUE TO MANAGE THE FUND WITH THE INTENT OF CONTINUING THAT FAVORABLE TREND.


---------------------------------------------------
                   PORTFOLIO PROFILE
                     AS OF 12/31/00
NET ASSETS ($ MIL)...........................$218.7
NET ASSET VALUE (TRUST SHARES)...............$35.29
30-DAY SEC YIELD (%)..........................3.43%
NUMBER OF ISSUES.................................46
CASH RESERVES (%)..............................0.4%
---------------------------------------------------

---------------------------------------------------
           FIVE LARGEST EQUITY HOLDINGS*
                   AS OF 12/31/00
BRISTOL-MYERS SQUIBB...........................4.7%
AMERICAN HOME PRODUCTS.........................4.6%
GENERAL ELECTRIC...............................4.5%
NISOURCE.......................................4.4%
VERIZON COMMUNICATIONS.........................4.2%
*THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.
---------------------------------------------------


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
            HUNTINGTON INCOME EQUITY FUND, TRUST SHARES OR INVESTMENT SHARES, VERSUS THE S&P 500 COMPOSITE INDEX (S&P 500)+ AND
                  THE LIPPER EQUITY INCOME FUNDS CLASSIFICATION

--------------------------------------------------------------------------------------------------------------
       Total                    One           Annualized        Annualized       Annualized        Annualized
      Return                   Year             3 Year            5 Year           10 Year        Inception to
  As of 12/31/00              Return            Return            Return           Return            Date(1)
--------------------------------------------------------------------------------------------------------------
       Trust                   1.51%             3.70%            10.43%           11.83%             9.64%
--------------------------------------------------------------------------------------------------------------
  Investment A++               1.27%             3.45%            10.15%           11.55%             7.15%
--------------------------------------------------------------------------------------------------------------
Investment A, with load       -4.56%             1.43%             8.85%           10.89%             5.41%
--------------------------------------------------------------------------------------------------------------
  Investment B+++             -0.08%             2.97%             9.85%           11.39%             9.23%
--------------------------------------------------------------------------------------------------------------
Investment B, with CDSC+++    -4.83%             2.06%             9.58%           11.39%             9.23%
--------------------------------------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
Plot Points To Follow:

       Huntington     Huntington Income   Huntington Income   S&P 500   Lipper Equity
      Income Equity,  Equity Investment   Equity Investment  Composite   Income Funds
      Trust Shares        A Shares            B Shares         Index    Classification
12/31/90 $10000            $ 9425             $10000            $10000       $10000
12/91     12320             11612              12288             13046        12764
12/92     13240             12479              13176             14039        14091
12/93     14677             13833              14568             15448        16063
12/94     14410             13581              14265             15651        15921
12/95     18626             17555              18387             21526        20822
12/96     21770             20518              21436             26464        24651
12/97     27428             25810              26943             35290        31482
12/98     32308             30342              31658             45383        34907
12/99     30127             28218              29439             54931        36196
12/00     30582             28577              29415             49927        38646

(1) Commenced operations on July 3, 1989.
++ Prior to 5/14/97 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of the Income Equity Fund's Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees.
+++ Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees.

 FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 51.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

MORTGAGE SECURITIES FUND                                          AS OF 12/31/00
================================================================================

MANAGEMENT DISCUSSION AND ANALYSIS

     TRADITIONAL MEASURES OF RELATIVE VALUE BASED ON HISTORICAL TREASURY BASED RELATIONSHIPS DIMINISHED IN VALUE AS A RESULT IN THE INVERSION IN THE YIELD CURVE. MANY MARKET PARTICIPANTS STARTING TRACKING SPREADS BETWEEN TREASURY AND AGENCY DEBENTURES. OVER THE COURSE OF THE YEAR, THE STRONG CREDIT QUALITY AND THE EXCELLENT LIQUIDITY PROVIDED BY MORTGAGE-BACKED SECURITIES COUPLED WITH THE WEAKNESS IN THE CORPORATE SECTOR, ALLOWED MBS TO POST STRONG RELATIVE PERFORMANCE.

     IN THE FOURTH QUARTER A DECISION WAS MADE TO ADD A POSITION IN REAL ESTATE INVESTMENT TRUSTS (REITS) TO THE FUND TO HELP ENHANCE TOTAL RETURN AND INCREASE DIVERSIFICATION. WE STARTED WITH A SMALL POSITION AND WILL LOOK TO ADD TO THE REITS POSITION AS OPPORTUNITIES ARISE.

     THE TRUST SHARES OF THE HUNTINGTON MORTGAGE SECURITIES FUND HAD A TOTAL RETURN OF 9.87% FOR THE YEAR ENDED DECEMBER 31, 2000. THIS COMPARES WITH 11.17% FOR THE LEHMAN BROTHERS MORTGAGE-BACKED INDEX.


---------------------------------------------------
                PORTFOLIO PROFILE
                  AS OF 12/31/00
NET ASSETS ($ MIL)............................$32.6
NET ASSET VALUE (TRUST SHARES)................$8.11
AVERAGE MATURITY (YRS.).........................5.3
30-DAY SEC YIELD (%)..........................5.99%
NUMBER OF ISSUES.................................38
CASH RESERVES (%)..............................8.6%
---------------------------------------------------


   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON MORTGAGE SECURITIES FUND, TRUST SHARES OR INVESTMENT SHARES, VERSUS THE MERRILL
  LYNCH 3-5 YEAR U.S. TREASURY INDEX, THE LEHMAN BROTHERS MORTGAGE-BACKED INDEX
          (LMI)+, AND THE LIPPER U.S. MORTGAGE FUNDS AVERAGE (LUSMF)++

----------------------------------------------------------------------------------------------
       Total                    One           Annualized        Annualized       Annualized
      Return                   Year             3 Year            5 Year        Inception to
  As of 12/31/00              Return            Return            Return           Date(1)
----------------------------------------------------------------------------------------------
       Trust                   9.87%             5.70%             6.48%            6.14%
----------------------------------------------------------------------------------------------
   Investment A                9.55%             5.45%             6.22%            5.93%
----------------------------------------------------------------------------------------------
Investment A, with load        4.39%             3.76%             5.20%            5.33%
----------------------------------------------------------------------------------------------

(1) Commenced operations on June 2, 1992.

[LINE GRAPH OMITTED]
Plot Points To Follow:

              Huntington      Huntington Mortgage     Merrill Lynch   Lehman Brothers   Lipper U.S.
         Mortgage Securities   Securities Fund,       3-5 Year U.S.      Mortgage-    Mortgage Funds
         Fund, Trust Shares   Investment A Shares    Treasury Index   -Backed Index       Average
6/30/92     $10000                  $ 9525                $10000         $10000            $10000
12/92        10746                   10224                 10427          10372             10384
12/93        12131                   11513                 11365          11081             11172
12/94         9148                    8667                 11054          10903             10712
12/95        11993                   11365                 12834          12735             12487
12/96        12779                   12076                 13291          13417             12985
12/97        13900                   13107                 14358          14689             14116
12/98        14791                   13905                 15662          15713             14986
12/99        14941                   14027                 15668          16004             15092
12/00        16415*                  15367**               17369          17791             16660

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 51.

OHIO TAX-FREE FUND                                                AS OF 12/31/00
================================================================================

MANAGEMENT DISCUSSION AND ANALYSIS

     THE MUNICIPAL BOND MARKET TURNED IN A STRONG PERFORMANCE IN 2000, WITH EXCEPTIONAL RETURNS ALL ALONG THE CURVE. MUNICIPAL PERFORMANCE RELATIVE TO OTHER DEBT MARKETS, ESPECIALLY CORPORATE, WAS EXCELLENT. THIS STRONG PERFORMANCE IN THE MIDST OF A WEAK YEAR IN THE EQUITY MARKET SHOWS THAT MUNICIPALS PROVIDE GOOD DIVERSIFICATION FOR EQUITY INVESTORS.

     IN 2001 MUNICIPAL BONDS SHOULD HAVE ANOTHER GOOD YEAR. TOTAL ISSUANCE OF LONG-TERM MUNICIPAL BONDS SHOULD BE ABOUT $200 BILLION IN 2001. THE MARKET SHOULD NOT BE PARTICULARLY SENSITIVE TO THIS AMOUNT BECAUSE OF DEMAND. A LITTLE MORE SUPPLY WOULD PROBABLY HELP THE MARKET.

     THE TOTAL RETURN OF THE TRUST SHARES OF THE OHIO TAX-FREE FUND FOR THE YEAR ENDED DECEMBER 31, 2000 WAS 8.01% VERSUS THE LIPPER SHORT MUNICIPAL AVERAGE OF 6.40% AND THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUND AVERAGE OF 8.55% AND THE LEHMAN BROTHERS 5-YEAR GO INDEX OF 7.68%. THE FUND'S PERFORMANCE COMPARES FAVORABLY AS A RESULT OF THE STRONG QUALITY OF THE PORTFOLIO AND INTERMEDIATE AVERAGE LIFE OF THE FUND.

---------------------------------------------------
                     PORTFOLIO PROFILE
                       AS OF 12/31/00
NET ASSETS ($ MIL)............................$49.5
NET ASSET VALUE (TRUST SHARES)...............$21.32
AVERAGE MATURITY (YRS.).........................4.7
30-DAY SEC YIELD (%)..........................3.68%
NUMBER OF ISSUES................................123
CASH RESERVES (%)..............................2.0%
---------------------------------------------------


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON OHIO
  TAX-FREE FUND, TRUST SHARES, VERSUS THE LEHMAN STATE G.O. INDEX, THE LEHMAN
   BROTHERS 5-YEAR G.O. INDEX (LB5GO)+, THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE (LSMA)++, THE LIPPEr INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE (LIMA)+,
    AND THE LIPPER OHIO INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE (LOIMA)++

---------------------------------------------------------------------------------------------------------------
       Total                    One           Annualized        Annualized       Annualized        Annualized
      Return                   Year             3 Year            5 Year           10 Year        Inception to
  As of 12/31/00              Return            Return            Return           Return             Date
---------------------------------------------------------------------------------------------------------------
       Trust                   8.01%             4.01%             4.32%            5.30%           5.50%(1)
---------------------------------------------------------------------------------------------------------------
   Investment A                7.73%             3.75%             4.06%             N/A            4.91%(2)
---------------------------------------------------------------------------------------------------------------
Investment A, with load        2.62%             2.09%             3.05%             N/A            4.38%(2)
---------------------------------------------------------------------------------------------------------------

(1) Commenced operations on October 18, 1988.
(2) Commenced operations on May 1, 1991.

[LINE GRAPH OMITTED]
Plot points to follow:

     Huntington Ohio   Lehman State  Lehman Brothers   Lipper Short     Lipper Intermediate        Lipper Ohio       Huntington Ohio
     Tax-Free Fund,       G.O.          5-Year        Municipal Debt      Municipal Debt     Intermediate Municipal  Tax-Free Fund,
      Trust Shares        Index       G.O. Index      Funds Average       Funds Average        Debt Funds Average     Investment A
12/90     10000           10000         10000              10000              10000                   10000                  --
5/31/91      --              --            --                 --                 --                      --                9525
12/91     10906           11125         11129              10739              11050                   10884               10027
12/92     11563           12062         11949              11356              11942                   11614               10603
12/93     12497           13479         12971              11929              13192                   12754               11428
12/94     12176           12836         12792              11960              12740                   12252               11104
12/95     13558           14922         14278              12809              14430                   13782               12337
12/96     14029           15607         14938              13300              14989                   14279               12732
12/97     14887           16905         15906              13922              16093                   15239               13480
12/98     15655           18004         16836              14551              16975                   16017               14141
12/99     15511           17801         16958              14799              16695                   15646               13975
12/00     16753*          19654         18260              15552              18122                   16927               15056**


FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 51.

Past performance is not predicative of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

MICHIGAN TAX-FREE FUND                                            AS OF 12/31/00
================================================================================

MANAGEMENT DISCUSSION AND ANALYSIS

     THE NEAR-TERM PROSPECTS FOR THE MUNICIPAL MARKETS ARE QUITE ENCOURAGING. SUPPLY DURING THE WEEKS AROUND THE YEAR-END CAN BE EXPECTED TO DECLINE IN ITS TYPICAL SEASONAL FASHION. CASH FROM BONDS AND COUPON PAYMENTS COMING INTO THE MARKET SHOULD EASILY EXCEED THE NEW SUPPLY.

     IN 2001, MUNICIPAL BONDS SHOULD HAVE ANOTHER GOOD YEAR. WE WOULD LOOK TO OVERWEIGHT HIGH-GRADE SECTORS SUCH AS EDUCATION AND TRANSPORTATION AND UNDERWEIGHT AREAS THAT MAY BE SUBJECT TO EVENT RISK.

     FOR THE YEAR ENDED DECEMBER 31, 2000 THE TOTAL RETURN OF THE TRUST SHARES OF THE MICHIGAN TAX-FREE FUND WAS 7.53%, AS COMPARED TO THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX OF 7.70% AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX OF 9.09%. PERFORMANCE WAS SLIGHTLY BELOW THE INDEX DUE TO THE SHORTER AVERAGE LIFE OF THE PORTFOLIO.

---------------------------------------------------
                 PORTFOLIO PROFILE
                   AS OF 12/31/00
NET ASSETS ($ MIL)............................$22.5
NET ASSET VALUE (TRUST SHARES)...............$10.71
AVERAGE MATURITY (YRS.).........................4.2
30-DAY SEC YIELD (%)..........................3.85%
NUMBER OF ISSUES.................................46
CASH RESERVES (%)..............................2.6%
---------------------------------------------------

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON MICHIGAN TAX-FREE FUND, TRUST SHARES OR INVESTMENT SHARES, VERSUS THE LEHMAN
    BROTHERS 5-YEAR MUNICIPAL BOND INDEX (L5MBOND)+, AND THE LEHMAN BROTHERS
                      7-YEAR MUNICIPAL BOND INDEX (L7MB)+

--------------------------------------------------------------------------------------------
       Total                    One           Annualized        Annualized       Annualized
      Return                   Year             3 Year            5 Year        Inception to
  As of 12/31/00              Return            Return            Return           Date(1)
--------------------------------------------------------------------------------------------
       Trust                   7.53%             4.00%             4.60%            5.58%
--------------------------------------------------------------------------------------------
   Investment A                7.27%             3.75%             4.36%            5.43%
--------------------------------------------------------------------------------------------
Investment A, with load        2.18%             2.07%             3.34%            4.86%
--------------------------------------------------------------------------------------------

(1) Commenced operations on December 2, 1991.

[LINE GRAPH OMITTED]
    Huntington Michigan  Huntington Michigan   Lehman Brothers  Lehman Brothers
     Tax-Free Fund,         Tax-Free Fund,     5-Year Municipal 7-Year Municipal
      Trust Shares       Investment A Shares     Bond Index         Bond Index
 12/91   $10000              $ 9525              $10000              $10000
 12/92    10710               10189               10762               10805
 12/93    11730               11159               11702               11932
 12/94    11530               10969               11520               11601
 12/95    12945               12315               12861               13245
 12/96    13443               12766               13406               13826
 12/97    14409               13649               14262               14889
 12/98    15155               14319               15096               15816
 12/99    15073               14209               15208               15794
 12/00    16208*              15242**             16379               17230


FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 51.


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

The performance of the graph begins on 12/31/91. Effective April 13, 1998, the Michigan Tax-Free Fund became the successor by reorganization to the FMB Michigan Tax-Free Bond Fund.

FIXED INCOME SECURITIES FUND                                      AS OF 12/31/00
================================================================================

MANAGEMENT DISCUSSION AND ANALYSIS

     AS THE CURRENT ECONOMY COOLS AND A SLOWDOWN IN DEMAND PENALIZES TOP-LINE NUMBERS, THE FREQUENCY OF EARNINGS SURPRISES INCREASED AND AS A RESULT INVESTORS HAVE TURNED TO HIGHER QUALITY SECURITIES. THIS FLIGHT TO QUALITY HAS BEEN EXACERBATED BY VOLATILITY IN THE EQUITY MARKETS AS WELL AS LINGERING POLITICAL UNCERTAINTY. FAIR DISCLOSURE CONCERNS HAVE BEGUN AND WILL CONTINUE TO BLUR WARNINGS OF CREDIT RISKS, WHICH ARE INCREASINGLY MORE SURPRISING AND MORE DAMAGING THAN IN PREVIOUS MARKET CYCLES.

     FURTHER DIMINISHING SUPPLY IN U.S. GOVERNMENT DEBT LIKELY WILL SHIFT DEMAND TO HIGHER QUALITY CORPORATE ISSUES. AS THE TREND OF TREASURY BUYBACK CONTINUES, AT SOME POINT OUTSTANDING TREASURIES BECOME TOO RICH AND INVESTORS MUST USE OTHER ALTERNATIVES. THIS SHOULD MAKE A GOOD MARKET FOR HIGHER QUALITY CORPORATES.

     THE TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2000 FOR THE TRUST SHARES OF THE FIXED INCOME SECURITIES FUND WAS 9.56%, WHICH WAS LESS THAN THE TOTAL RETURN OF THE LEHMAN BROTHERS GOVERNMENT/ CREDIT INDEX OF 11.84%, BUT WAS BETTER THAN THE TOTAL RETURN OF THE LEHMAN BROTHERS U. S. CREDIT INDEX OF 9.4%. THE FIXED INCOME FUND HAD A LARGE EXPOSURE TO THE CORPORATE BOND SECTOR, WHICH HAD ITS PROBLEMS IN 2000. OVERALL THE PERFORMANCE WAS GOOD CONSIDERING THE TOUGH ENVIRONMENT LAST YEAR.

---------------------------------------------------
                     PORTFOLIO PROFILE
                      AS OF 12/31/00
NET ASSETS ($ MIL)...........................$159.1
NET ASSET VALUE (TRUST SHARES)...............$20.25
AVERAGE MATURITY (YRS.).........................8.1
30-DAY SEC YIELD (%)..........................6.41%
NUMBER OF ISSUES................................137
CASH RESERVES (%)..............................5.2%
---------------------------------------------------

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON
      FIXED INCOME SECURITIES FUND, TRUST SHARES VERSUS THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX, AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE
                          DEBT FUNDS AVERAGE (LIIGDF)++

--------------------------------------------------------------------------------------------------------------
       Total                    One           Annualized        Annualized       Annualized        Annualized
      Return                   Year              3Year            5 Year           10 Year        Inception to
  As of 12/31/00              Return            Return            Return           Return             Date
--------------------------------------------------------------------------------------------------------------
       Trust                   9.56%             4.78%             5.13%            7.02%           7.03%(1)
--------------------------------------------------------------------------------------------------------------
   Investment A                9.27%             4.52%             4.86%             N/A            6.64%(2)
--------------------------------------------------------------------------------------------------------------
Investment A, with load        4.10%             2.83%             3.84%             N/A            6.11%(2)
--------------------------------------------------------------------------------------------------------------
   Investment B+               8.68%             3.70%             3.99%             N/A           11.54%(2)
--------------------------------------------------------------------------------------------------------------
Investment B, with CDSC+       3.68%             2.83%             3.69%             N/A            5.74%(2)
--------------------------------------------------------------------------------------------------------------

(1) Commenced operations on July 3, 1989.
(2) Commenced operations on May 1, 1991.
+ Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees.



[LINE GRAPH OMITTED]
Plot points to follow:

        Huntington Fixed    Lehman Brothers    Lipper Intermediate           Huntington            Huntington
          Income Fund,        Government/        Investment-Grade           Fixed Income          Fixed Income
          Trust Shares        Credit Index       Debt Funds Average       Fund, Investment A    Fund, Investment B
12/31/90     $10000              $10000               $10000                    $   --                $   --
5/31/91          --                  --                   --                      9525                 10000
12/91         11613               11612                11640                     10636                 11120
12/92         12371               12491                12489                     11299                 11712
12/93         13648               13873                13795                     12437                 12783
12/94         13018               13386                13304                     11830                 12051
12/95         15354               15961                15577                     13916                 14052
12/96         15747               16425                16070                     14238                 14255
12/97         17138               18027                17469                     15454                 15328
12/98         18711               19734                18807                     16835                 16548
12/99         17992               19310                18580                     16149                 15726
12/00         19713*              21596                20397                     17646**               17091***

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 51.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

INTERMEDIATE GOVERNMENT INCOME FUND                               AS OF 12/31/00
================================================================================

MANAGEMENT DISCUSSION AND ANALYSIS


     NO FIXED INCOME ALTERNATIVE COULD KEEP PACE WITH THE PERFORMANCE OF LONG-DURATION TREASURIES DURING THE FLATTENING OF THE YIELD CURVE. DESPITE A STRONG ECONOMIC ENVIRONMENT, CORPORATE BONDS SUFFERED THE MOST, BUT MORTGAGE-BACKED SECURITIES AND AGENCIES ALSO WERE WEAKER. IT IS IMPORTANT TO NOTE THAT NEITHER CREDIT FEARS NOR PREPAYMENT RISK CAUSED TREASURIES TO OUTPERFORM. THE STRONG TECHNICAL BID FOR TREASURIES WAS CAUSED BY BUY-BACKS DUE TO FEDERAL RESERVE SURPLUSES AND A SERIES OF FEDERAL RESERVE TIGHTENINGS.

     THE TRUST SHARES OF THE HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND FOR THE YEAR ENDED DECEMBER 31, 2000, HAD A TOTAL RETURN OF 11.03% COMPARED WITH A TOTAL RETURN OF 10.10% FOR THE LEHMAN BROTHERS INTERMEDIATE CORPORATE BOND INDEX. THIS FUND'S PERFORMANCE COMPARES FAVORABLY DUE TO THE LARGE WEIGHTING IN GOVERNMENTS, AGENCIES, AND MORTGAGE-BACKED SECURITIES.

---------------------------------------------------
               PORTFOLIO PROFILE
                 AS OF 12/31/00
NET ASSETS ($ MIL)............................$77.0
NET ASSET VALUE (TRUST SHARES)...............$10.22
AVERAGE MATURITY (YRS.).........................5.3
30-DAY SEC YIELD (%)..........................5.47%
NUMBER OF ISSUES.................................40
CASH RESERVES (%)..............................5.3%
---------------------------------------------------

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
       THE HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND, TRUST SHARES OR INVESTMENT SHARES, VERSUS THE LEHMAN INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX

--------------------------------------------------------------------------------------------
       Total                    One           Annualized        Annualized       Annualized
      Return                   Year             3 Year            5 Year        Inception to
  As of 12/31/00              Return            Return            Return           Date(1)
--------------------------------------------------------------------------------------------
       Trust                  11.03%             5.85%             5.78%            6.19%
--------------------------------------------------------------------------------------------
   Investment A               10.74%             5.58%             5.52%            6.03%
--------------------------------------------------------------------------------------------
Investment A, with load        5.45%             3.88%             4.50%            5.46%
--------------------------------------------------------------------------------------------

(1) Commenced operations on December 2, 1991.

[LINE GRAPH OMITTED]
Plot Points to follow:

      Huntington Intermediate   Huntington Intermediate   Lehman Intermediate
      Government Income Fund,   Government Income Fund       U.S. Government/
           Trust Shares          Investment A Shares           Credit Index
12/91          10000                   9800                       10000
12/92          10656                  10427                       10717
12/93          11584                  11335                       11658
12/94          11318                  11075                       11433
12/95          12782                  12508                       13183
12/96          13273                  12963                       13719
12/97          14271                  13903                       14798
12/98          15413                  14976                       16044
12/99          15245                  14777                       16107
12/00          16926*                 15904**                     17734

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 51.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

The performance of this graph begins on 12/31/91. Effective April 13, 1998. The Intermediate Government Income Fund became the successor by the reorganization to the FMBIntermediate Government Income Fund.

SHORT/INTERMEDIATE
FIXED INCOME SECURITIES FUND                                      AS OF 12/31/00
================================================================================

MANAGEMENT DISCUSSION AND ANALYSIS

     THE OUTLOOK FOR THE ECONOMY IS LITTLE CHANGED FROM LAST MONTH. THE ACKNOWLEDGMENT BY THE FEDERAL RESERVE OF THE PRONOUNCED SLOWING IN DEMAND, AND TIGHTENING IN THE CREDIT MARKETS, SUPPORTS THE FORECAST OF SUB-3% GROWTH THROUGH MUCH OF THE YEAR. THE PATTERNS IN ECONOMIC INDICATORS ARE STRONGLY CONSISTENT WITH A SOFT-LANDING SCENARIO, IN WHICH GDP GROWTH FALLS BELOW ITS LONG-TERM POTENTIAL OF 3-4%.

     THIRD-QUARTER EARNINGS DISAPPOINTMENTS LED CREDIT SPREADS TO WIDEN SIGNIFICANTLY. THE MARKET TREATED THE NEGATIVE SURPRISES VERY HARSHLY AND A NUMBER OF BROADLY HELD CORPORATE BONDS TUMBLED IN VALUE TO DISTRESSED LEVELS. THIS EARNINGS DRIVEN PRESSURE PERSISTED THROUGH THE FOURTH QUARTER, AND SHOULD CONTINUE THROUGH THE FIRST HALF OF 2001.

     FOR THE YEAR ENDED DECEMBER 31, 2000, THE TOTAL RETURN OF THE SHORT /INTERMEDIATE FIXED INCOME FUND WAS 7.83%. THIS COMPARES WITH A TOTAL RETURN OF 10.10% FOR THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX AND 8.89% FOR THE MERRILL LYNCH 1-5 YEAR GOVERNMENT/CORPORATE INDEX. PERFORMANCE OF THE FUND WAS AFFECTED BY THE SHORTER AVERAGE LIFE OF THE INDEX AND THE OVER WEIGHTING OF CORPORATE BONDS.

---------------------------------------------------
                 PORTFOLIO PROFILE
                   AS OF 12/31/00
NET ASSETS ($ MIL)...........................$115.5
NET ASSET VALUE (TRUST SHARES)...............$19.52
AVERAGE MATURITY (YRS.).........................2.9
30-DAY SEC YIELD (%)..........................6.32%
NUMBER OF ISSUES.................................97
CASH RESERVES (%)..............................5.3%
---------------------------------------------------

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HUNTINGTON SHORT/INTERMEDIATE INCOME FUND, TRUST SHARES, VERSUS THE LEHMAN INTERMEDIATE
          U.S. GOVERNMENT/CREDIT INDEX, THE MERRILL LYNCH 1-5 YEAR U.S. CORPORATE/GOVERNMENT INDEX (ML1-5YGC)+, THE MERRILL LYNCH 1-5 YEAR U.S. TREASURY INDEX (ML1-5YUT)+, AND THE LIPPER SHORT/INTERMEDIATE INVESTMENT-GRADE
                         DEBT FUNDS AVERAGE (LSTIGD)++

--------------------------------------------------------------------------------------------------------------
       Total                    One           Annualized        Annualized       Annualized        Annualized
      Return                   Year              3Year            5 Year           10 Year        Inception to
  As of 12/31/00              Return            Return            Return           Return            Date(1)
--------------------------------------------------------------------------------------------------------------
       Trust                   7.83%             5.29%             5.30%            6.49%             6.71%
--------------------------------------------------------------------------------------------------------------

(1) Commenced operations on July 3, 1989.

[LINE GRAPH OMITTED]
Plot Points to Follow:

     Huntington Short/       Lehman Intermediate            Merrill Lynch              Merrill Lynch       Lipper Short/Intermediate
    Intermediate Fixed        U.S. Government/                1-5 Year                    1-5 Year           Investment-Grade Debt
    Income Securities         Credit Index         U.S. Corporate/Government Index    U.S. Treasury Index       Funds Average
12/90    $10000                   $10000                       $10000                     $10000                  $10000
12/91     11362                    11462                        11302                      11288                   11397
12/92     12070                    12284                        12081                      12047                   12133
12/93     12967                    13362                        12942                      12874                   13111
12/94     12840                    13104                        12871                      12780                   12831
12/95     14484                    15111                        14538                      14420                   14506
12/96     15075                    15724                        15208                      15064                   15114
12/97     16064                    16962                        16297                      16136                   16133
12/98     17210                    18390                        17542                      17384                   17199
12/99     17390                    18462                        17926                      17739                   17354
12/00     18752*                   20326                        19518                      19312                   18789

FOR EXPLANATION OF INDICES AND OTHER NOTES, PLEASE REFER TO PAGE 51.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

STATEMENT OF NET ASSETS
================================================================================

                              --------------------------------------------------
HUNTINGTON MONEY MARKET FUND  DECEMBER 31, 2000


--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) -- 93.3%
--------------------------------------------------------------------------------
AUTO -- 4.6%
$13,300   DAIMLER CHRYSLER, 6.200%, 02/27/01  $ 13,163
 15,000   FORD MOTOR CREDIT, 6.560%, 01/08/01   14,981
 15,000   FORD MOTOR CREDIT, 6.280%, 03/20/01   14,796
--------------------------------------------------------------------------------
                                                42,940
--------------------------------------------------------------------------------
BANKS -- 11.2%
 15,000   DEUTSCHE BANK, 6.530%, 01/22/01       14,943
 15,000   DEUTSCHE BANK, 6.520%, 02/05/01       14,905
 15,000   NATIONAL CITY CREDIT, 6.460%,
          02/28/01                              14,844
 15,000   NATIONAL CITY CREDIT, 6.330%,
          03/07/01                              14,829
 15,000   TORONTO DOMINION HOLDINGS, 6.210%,
          03/02/01                              14,845
 15,000   WELLS FARGO, 6.490%, 01/16/01         14,959
 15,000   WELLS FARGO, 6.490%, 01/22/01         14,943
--------------------------------------------------------------------------------
                                               104,268
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 1.6%
 15,000   HALLIBURTON (A), 6.500%, 02/06/01     14,902
--------------------------------------------------------------------------------
                                                14,902
--------------------------------------------------------------------------------
CHEMICALS -- 3.2%
 15,000   E.I. DU PONT DE NEMOURS, 6.470%,
          01/09/01                              14,978
 15,000   E.I. DU PONT DE NEMOURS, 6.490%,
          02/08/01                              14,897
--------------------------------------------------------------------------------
                                                29,875
--------------------------------------------------------------------------------
COMPUTERS -- 1.6%
 15,000   IBM CREDIT, 6.520%, 01/04/01          14,992
--------------------------------------------------------------------------------
                                                14,992
--------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 1.6%
 15,000   NIKE, 6.410%, 02/26/01                14,850
--------------------------------------------------------------------------------
                                                14,850
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 1.8%
 16,700   MINNESOTA MINING AND MANUFACTURING,
           6.400%, 02/13/01                     16,572
--------------------------------------------------------------------------------
                                                16,572
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 3.2%
 15,000   BECTON DICKINSON, 6.530%, 01/12/01    14,970
 15,000   MERECK, 6.510%, 01/31/01              14,919
--------------------------------------------------------------------------------
                                                29,889
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 5.9%
 15,000   DUKE ENERGY, 6.480%, 01/05/01         14,989
 15,000   DUKE ENERGY, 6.490%, 01/25/01         14,935
 15,000   PACIFIC GAS & ELECTRIC, 6.460%,
          03/01/01                              14,841
 10,000   SOUTHERN CAL EDISON, 6.530%, 01/03/01  9,996
--------------------------------------------------------------------------------
                                                54,761
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 3.2%
 15,000   MOTOROLA, 6.430%, 02/13/01            14,885
 15,000   MOTOROLA, 6.400%, 02/20/01            14,867
--------------------------------------------------------------------------------
                                                29,752
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 10.7%
 15,000   AMERICAN EXPRESS, 6.400%, 01/02/01    14,997
 15,000   ASSOCIATES, 6.520%, 02/26/01          14,848
 15,000   CIT GROUP, 6.530%, 01/19/01           14,951
 15,000   CIT GROUP, 6.510%, 01/26/01           14,932
 15,000   GENERAL ELECTRIC CAPITAL, 6.646%,
          01/10/01                              14,976
 15,000   GMAC, 6.648%, 01/12/01                14,970
 10,000   PRUDENTIAL FUNDING, 5.950%, 01/02/01   9,998
--------------------------------------------------------------------------------
                                                99,672
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 6.9%
$15,000   CAMPBELL SOUP, 6.510%, 01/23/01     $ 14,940
 10,000   COCA-COLA, 6.470%, 01/19/01            9,968
 10,000   COCA-COLA, 6.470%, 01/26/01            9,955
 15,000   H.J. HEINZ, 6.500%, 01/30/01          14,921
 15,000   H.J. HEINZ, 6.510%, 02/21/01          14,862
--------------------------------------------------------------------------------
                                                64,646
--------------------------------------------------------------------------------
FUNDING CORPORATION -- 1.6%
 15,000   NEW CENTER ASSET TRUST, 6.510%,
          02/01/01                              14,916
--------------------------------------------------------------------------------
                                                14,916
--------------------------------------------------------------------------------
INSURANCE -- 7.4%
 15,000   AI CREDIT, 6.520%, 01/02/01           14,997
 15,000   AI CREDIT, 6.500%, 01/17/01           14,957
 10,000   MET LIFE FUNDING, 6.510%, 01/17/01     9,971
 15,000   MET LIFE FUNDING, 6.480%, 02/16/01    14,876
 15,000   USAA CAPITAL, 6.240%, 02/27/01        14,852
--------------------------------------------------------------------------------
                                                69,653
--------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 4.8%
 15,000   GOLDMAN SACHS GROUP, 6.440%, 02/12/01 14,887
 15,000   MERRILL LYNCH, 6.550%, 02/07/01       14,899
 15,000   MERRILL LYNCH, 6.480%, 02/14/01       14,881
--------------------------------------------------------------------------------
                                                44,667
--------------------------------------------------------------------------------
LEASING & RENTING -- 1.6%
 15,000   INTERNATIONAL LEASE FINANCIAL,
           6.500%, 02/02/01                     14,913
--------------------------------------------------------------------------------
                                                14,913
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 4.8%
 15,000   GANNETT (A), 6.500%, 01/29/01         14,924
 15,000   KNIGHT-RIDDER, 6.550%, 01/11/01       14,973
 15,000   KNIGHT-RIDDER, 6.520%, 01/23/01       14,940
--------------------------------------------------------------------------------
                                                44,837
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 3.2%
 15,000   HERTZ, 6.470%, 02/09/01               14,895
 15,000   HERTZ, 6.280%, 03/09/01               14,825
--------------------------------------------------------------------------------
                                                29,720
--------------------------------------------------------------------------------
RETAIL -- 1.6%
 15,000   MAY DEPARTMENT STORES, 6.450%,
          02/01/01                              14,917
--------------------------------------------------------------------------------
                                                14,917
--------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 3.2%
 15,000   ALCOA, 6.500%, 01/24/01               14,938
 15,560   ALCOA, 6.500%, 02/09/01               15,450
--------------------------------------------------------------------------------
                                                30,388
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 9.6%
 15,000   AT&T, 6.540%, 01/08/01                14,981
 15,000   AT&T, 6.667%, 01/11/01                14,973
 15,000   BELLSOUTH, 6.410%, 02/22/01           14,861
 14,800   LUCENT TECHNOLOGY, 6.500%, 01/04/01   14,792
 15,000   VERIZON GLOBAL, 6.520%, 01/18/01      14,954
 15,000   VERIZON GLOBAL, 6.500%, 02/23/01      14,856
--------------------------------------------------------------------------------
                                                89,417
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $870,547)         870,547
--------------------------------------------------------------------------------

       (See notes which are an integral part of the Financial Statements.)

================================================================================

                              --------------------------------------------------
HUNTINGTON MONEY MARKET FUND  (CONTINUED)


--------------------------------------------------------------------------------
PRINCIPAL                                      AMORTIZED
AMOUNT                                           COST
(000)                                            (000)
--------------------------------------------------------------------------------
GOVERNMENT AGENCY  -- 1.1%
--------------------------------------------------------------------------------
$10,000   SLMA, 6.450%, 03/15/01              $ 10,000
--------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCY (COST $10,000)          10,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.2%
--------------------------------------------------------------------------------
 17,919   MORGAN STANLEY DEAN WITTER, 5.850%, DATED
           12/29/00, DUE 01/02/01, REPURCHASE PRICE
           $17,930,147 (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE $17,885,000,
           5.250%, 08/15/03, TOTAL MARKET VALUE
           $18,290,693)                         17,919
--------------------------------------------------------------------------------
 40,000   MORGAN STANLEY DEAN WITTER, 6.320%,
           DATED 12/29/00, DUE 01/02/01,
           REPURCHASE PRICE $40,028,089
           (COLLATERALIZED BY FNMA, TOTAL PAR VALUE
           $39,410,000, 6.840%, 07/18/01, TOTAL
           MARKET VALUE $40,775,655)            40,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $57,919)      57,919
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.6% (COST $938,466)    938,466
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.6%)     (5,162)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               AMORTIZED
                                                 COST
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 555,138,658 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                        $555,138
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 378,238,702 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                         378,239
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 10,607 OUTSTANDING SHARES OF
  BENEFICIAL INTEREST                               11
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                  5
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS       (89)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $933,304
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES (D)          $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT B SHARES              $1.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.


                                             -----------------------------------
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND  DECEMBER 31, 2000


--------------------------------------------------------------------------------
PRINCIPAL                                      AMORTIZED
AMOUNT                                           COST
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 94.0%
--------------------------------------------------------------------------------
OHIO -- 93.5%
$ 1,450   ALLEN COUNTY, BANS, 4.650%, 03/14/01 $ 1,451
--------------------------------------------------------------------------------
  1,500   AMERICAN MUNICIPAL POWER, BANS,
           5.000%, 08/23/01                      1,502
--------------------------------------------------------------------------------
  1,500   AMERICAN MUNICIPAL POWER, BANS,
           4.700%, 09/07/01                      1,500
--------------------------------------------------------------------------------
  1,000   AMERICAN MUNICIPAL POWER, BANS,
           4.800%, 11/30/01                      1,000
--------------------------------------------------------------------------------
  1,500   ASHLAND, SANITARY SEWER SYSTEM
           IMPROVEMENT, GO, 4.459%, 03/15/01     1,501
--------------------------------------------------------------------------------
  1,500   AVON LAKE, BANS, 4.750%, 03/29/01      1,501
--------------------------------------------------------------------------------
  1,000   BEXLEY, CSD, BANS, 4.750%, 05/15/01    1,002
--------------------------------------------------------------------------------
  1,500   BUTLER COUNTY, BANS, 4.549%, 03/15/01  1,501
--------------------------------------------------------------------------------
  1,000   BUTLER COUNTY, BANS, 4.350%, 10/18/01  1,003
--------------------------------------------------------------------------------
  1,000   BUTLER COUNTY, IDR, WEEKLY VRDNS,
           4.950%, 08/01/12                      1,000
--------------------------------------------------------------------------------
  1,825   CENTERVILLE, WEEKLY VRDNS,
           BETHANY LUTHERAN VILLAGE PROJECT,
           LOC: PNC BANK, 5.000%, 11/01/13       1,825
--------------------------------------------------------------------------------
  1,810   CLARK COUNTY, BANS, 4.750%, 05/08/01   1,812
--------------------------------------------------------------------------------
  1,280   CLARK COUNTY, BANS, 4.900%, 06/20/01   1,282
--------------------------------------------------------------------------------
  8,000   CLEVELAND, INCOME TAX REVENUE,
           AMBAC, 4.750%, 05/15/24               8,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                      AMORTIZED
AMOUNT                                           COST
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$ 8,700   COLUMBUS, SSRB, WEEKLY VRDNS,
           SERIES 1994, 4.800%, 06/01/11       $ 8,700
--------------------------------------------------------------------------------
  2,100   COLUMBUS, WEEKLY VRDNS, ELECTRIC SYSTEM
           REVENUE, LOC: UNION BANK OF SWITZERLAND,
           4.350%, 09/01/09                      2,100
--------------------------------------------------------------------------------
  4,650   COLUMBUS, WEEKLY VRDNS, SERIES 1,
           4.700%, 06/01/16                      4,650
--------------------------------------------------------------------------------
  6,200   COLUMBUS, WEEKLY VRDNS, SERIES 1,
           4.700%, 12/01/17                      6,200
--------------------------------------------------------------------------------
  2,320   COSHOCTON COUNTY, HRB, WEEKLY VRDNS,
           ECHOING HILLS VILLAGE PROJECT,
           LOC: BANK ONE, 5.000%, 03/01/14       2,320
--------------------------------------------------------------------------------
  2,000   CUYAHOGA COUNTY, CONTINUING CARE FACILITIES,
           WEEKLY VRDNS, ELIZA JENNINGS PROJECT,
           LOC: LASALLE NATIONAL BANK,
           4.900%, 02/01/29                      2,000
--------------------------------------------------------------------------------
  1,200   CUYAHOGA COUNTY, EDR, DAILY VRDNS,
           CLEVELAND ORCHESTRA, LOC: BANK OF AMERICA,
           4.900%, 04/01/28                      1,200
--------------------------------------------------------------------------------
  3,400   CUYAHOGA COUNTY, HFA, DAILY VRDNS,
           CLEVELAND CLINIC FOUNDATION, SERIES 1997-D,
           5.000%, 01/01/26                      3,400
--------------------------------------------------------------------------------
  4,275   CUYAHOGA COUNTY, HFA, DAILY VRDNS,
           UNIVERSITY HOSPITAL CLEVELAND,
           LOC: CHASE MANHATTAN BANK,
           4.850%, 01/01/16                      4,275
--------------------------------------------------------------------------------

       (See notes which are an integral part of the Financial Statements.)

STATEMENT OF NET ASSETS
================================================================================

                                             -----------------------------------
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$ 2,000   CUYAHOGA COUNTY, HFA, WEEKLY VRDNS,
           CLEVELAND CLINIC FOUNDATION, SERIES 1996-A,
           LOC: MORGAN GUARANTY TRUST,
           4.950%, 01/01/26                    $ 2,000
--------------------------------------------------------------------------------
  3,500   CUYAHOGA COUNTY, HFA, WEEKLY VRDNS,
           CLEVELAND CLINIC FOUNDATION, SERIES 1996-B,
           5.050%, 01/01/26                      3,500
--------------------------------------------------------------------------------
  1,900   CUYAHOGA COUNTY, HFA, WEEKLY VRDNS,
           CLEVELAND CLINIC FOUNDATION, SERIES A,
           5.050%, 01/01/24                      1,900
--------------------------------------------------------------------------------
  1,400   CUYAHOGA COUNTY, IDA, WEEKLY VRDNS,
           ALLEN GROUP PROJECT, LOC: DRESDNER BANK,
           4.600%, 12/01/15                      1,400
--------------------------------------------------------------------------------
  1,600   CUYAHOGA COUNTY, IDR, WEEKLY VRDNS,
           EDGECOMB METALS PROJECT,
           LOC: BANQUE NATIONALE PARIS,
           5.000%, 09/01/09                      1,600
--------------------------------------------------------------------------------
  1,750   DOVER, BANS, 4.700%, 06/01/01          1,752
--------------------------------------------------------------------------------
  2,200   ELYRIA, BANS, 4.875%, 12/12/01         2,207
--------------------------------------------------------------------------------
  2,000   ERIE COUNTY, BANS, 4.625%, 11/14/01    2,004
--------------------------------------------------------------------------------
  2,000   EUCLID, BANS, 4.500%, 07/26/01         2,003
--------------------------------------------------------------------------------
  1,600   EVANDALE, IDR, WEEKLY VRDNS,
           SHAVER REAL ESTATE, LOC: ABN-AMRO BANK,
           4.900%, 09/01/15                      1,600
--------------------------------------------------------------------------------
  1,585   FRANKLIN COUNTY, EDA, WEEKLY VRDNS,
           COLUMBUS MUSEUM OF ART PROJECT,
           LOC: BANK ONE, 5.000%, 12/01/03       1,585
--------------------------------------------------------------------------------
    900   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           CHILDRENS HOSPITAL PROJECT, SERIES B,
           5.080%, 12/01/14                        900
--------------------------------------------------------------------------------
  2,500   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           DOCTORS OF OHIO HEALTH PROJECT, SERIES B,
           LOC: NATIONAL CITY BANK, 5.000%,
           12/01/28                              2,500
--------------------------------------------------------------------------------
  2,400   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           HOLY CROSS HEALTH SYSTEM, 4.850%,
           06/01/16                              2,400
--------------------------------------------------------------------------------
  3,300   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           U.S. HEALTH, SERIES A,
           LOC: MORGAN GUARANTY TRUST,
           4.900%, 12/01/21                      3,300
--------------------------------------------------------------------------------
  2,600   FRANKLIN COUNTY, IDA, MONTHLY VRDNS,
           BRICKER & ECKLER PROJECT, LOC: BANK ONE,
           4.400%, 11/01/14                      2,600
--------------------------------------------------------------------------------
    750   FRANKLIN COUNTY, IDA, WEEKLY VRDNS,
           COLUMBUS COLLEGE ART & DESIGN PROJECT,
           LOC: BANK ONE, 5.000%, 10/01/11         750
--------------------------------------------------------------------------------
  1,295   FRANKLIN COUNTY, IDA, WEEKLY VRDNS,
           DOMINICAN SISTER, LOC: FIFTH THIRD BANK,
           5.000%, 12/01/16                      1,295
--------------------------------------------------------------------------------
  2,650   GREENE COUNTY, SERIES B, GO,
           4.500%, 03/02/01                      2,651
--------------------------------------------------------------------------------
  2,000   HAMILTON COUNTY, HFA, WEEKLY VRDNS,
           MULTI-FAMILY MANAGEMENT AFFORDABLE
           HOUSING, SERIES A, LOC: BANK ONE,
           4.980%, 01/01/30                      2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$ 4,040   HAMILTON COUNTY, HRB, HEALTH ALLIANCE,
           SERIES A, MBIA, 4.850%, 01/01/18    $ 4,040
--------------------------------------------------------------------------------
  1,900   HAMILTON COUNTY, HRB, HEALTH ALLIANCE,
           SERIES E, MBIA, 4.850%, 01/01/18      1,900
--------------------------------------------------------------------------------
  2,000   HAMILTON COUNTY, HRB, WEEKLY VRDNS,
           CHILDRENS MEDICAL CENTER PROJECT, SERIES A,
           LOC: PNC BANK, 4.810%, 05/15/17       2,000
--------------------------------------------------------------------------------
  1,600   HAMILTON COUNTY, HRB, WEEKLY VRDNS,
           HEALTH ALLIANCE, SERIES B, MBIA,
           4.780%, 01/01/18                      1,600
--------------------------------------------------------------------------------
  1,100   HAMILTON COUNTY, MONTHLY VRDNS,
           ADP PROJECT,
           4.800%, 10/15/12                      1,100
--------------------------------------------------------------------------------
  1,660   HAMILTON COUNTY, WEEKLY VRDNS,
           CINCINNATI ARTS ASSOCIATION,
           LOC: FIFTH THIRD BANK, 4.800%,
           05/01/13                              1,660
--------------------------------------------------------------------------------
  2,000   HAMILTON, LSD, BANS, 4.875%, 07/12/01  2,006
--------------------------------------------------------------------------------
  2,000   HILLIARD, CSD, BANS, 4.980%, 02/23/01  2,001
--------------------------------------------------------------------------------
  1,300   HUBER HEIGHTS, BANS, 5.250%, 05/31/01  1,302
--------------------------------------------------------------------------------
  2,000   LUCAS COUNTY, BANS, 4.350%, 10/18/01   2,002
--------------------------------------------------------------------------------
  3,000   LUCAS COUNTY, HEFA, WEEKLY VRDNS,
           SUNSET RETIREMENT COMMUNITY PROJECT,
           SERIES B, LOC: KEYBANK, 4.850%,
           08/15/30                              3,000
--------------------------------------------------------------------------------
  2,475   LUCAS COUNTY, WEEKLY VRDNS,
           TOLEDO ZOOLOGICAL SOCIETY, LOC: KEYBANK,
           4.900%, 10/01/05                      2,475
--------------------------------------------------------------------------------
  1,000   LYNDHURST CITY, BANS, 4.625%, 03/15/01 1,001
--------------------------------------------------------------------------------
  2,100    MAHONING COUNTY, HRB, WEEKLY VRDNS,
           FORUM HEALTH OBLIGATION GROUP,
           MBIA, 4.970%, 12/01/28                2,100
--------------------------------------------------------------------------------
    870   MAHONING COUNTY, WEEKLY VRDNS,
           COPELAND OAKS PROJECT, SERIES 1992,
           LOC: BANK ONE, 4.980%, 04/01/17         870
--------------------------------------------------------------------------------
    700   MARION COUNTY, HRB, WEEKLY VRDNS,
           LOC: BANK ONE, 4.980%, 08/01/20         700
--------------------------------------------------------------------------------
  1,000   MARYSVILLE, BANS, 4.660%, 11/15/01     1,002
--------------------------------------------------------------------------------
  1,650   MARYSVILLE, CSD, BANS, 5.000%,
           05/31/01                              1,652
--------------------------------------------------------------------------------
  4,355   MASON COUNTY, EDR, WEEKLY VRDNS,
           CEDAR VILLAGE PROJECT, LOC: FIFTH THIRD BANK,
           4.940%, 12/01/17                      4,355
--------------------------------------------------------------------------------
  1,700   MASON, BANS, 4.950%, 05/31/01          1,701
--------------------------------------------------------------------------------
  2,000   MASON, CSD, BANS, 4.630%, 02/15/01     2,001
--------------------------------------------------------------------------------
  1,020   MASSILLON, BANS, 4.900%, 01/12/01      1,020
--------------------------------------------------------------------------------
  1,900   MIDDLESBURG HEIGHTS, HRB, WEEKLY VRDNS,
           SOUTHWEST GENERAL HEALTH, LOC: KEYBANK,
           4.950%, 08/15/22                      1,900
--------------------------------------------------------------------------------
  1,300   MONTGOMERY COUNTY, DAILY VRDNS,
           MIAMI VALLEY HOSPITAL PROJECT, SERIES A,
           5.000%, 11/15/22                      1,300
--------------------------------------------------------------------------------

       (See notes which are an integral part of the Financial Statements.)

================================================================================

                                             -----------------------------------
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND  (CONTINUED)


--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$ 2,900    MONTGOMERY COUNTY, WEEKLY VRDNS,
           SOCIETY ST.VINCENT DEPAUL,
           LOC: NATIONAL CITY BANK, 4.950%,
           12/01/10                              $ 2,900
--------------------------------------------------------------------------------
  1,000   MORROW COUNTY, IDA, WEEKLY VRDNS,
           FIELD CONTAINER, LOC: AMERICAN NATIONAL,
           4.850%, 06/01/03                        1,000
--------------------------------------------------------------------------------
  1,000   NORTH ROYALTON, BANS, 4.550%, 09/20/01   1,001
--------------------------------------------------------------------------------
  2,000   OHIO STATE, AQDA, DAILY VRDNS,
           LOC: DEUTSCHE BANK, 4.850%, 10/01/01    2,000
--------------------------------------------------------------------------------
    300   OHIO STATE, AQDA, DAILY VRDNS, SERIES B,
           LOC: MORGAN GUARANTY TRUST,
           4.900%, 12/01/15                          300
--------------------------------------------------------------------------------
  3,000   OHIO STATE, AQDA, DAILY VRDNS,
           TOLEDO POLLUTION CONTROL PROJECT,
           SERIES A, LOC: BARCLAYS BANK,
           4.900%, 04/01/24                        3,000
--------------------------------------------------------------------------------
  1,700   OHIO STATE, AQDA, TECP, 4.250%, 01/10/01 1,700
--------------------------------------------------------------------------------
  3,000   OHIO STATE, AQDA, TECP, 4.250%, 01/11/01 3,000
--------------------------------------------------------------------------------
  2,000   OHIO STATE, AQDA, TECP, 4.300%, 02/07/01 2,000
--------------------------------------------------------------------------------
  3,000   OHIO STATE, AQDA, WEEKLY VRDNS, 4.800%,
          12/01/19                                 3,000
--------------------------------------------------------------------------------
  3,000   OHIO STATE, HEF, WEEKLY VRDNS,
           LOC: FIFTH THIRD BANK, 5.000%, 09/01/17 3,000
--------------------------------------------------------------------------------
  2,105   OHIO STATE, HEF, WEEKLY VRDNS,
           LOC: FIFTH THIRD BANK, 5.000%, 09/01/24 2,105
--------------------------------------------------------------------------------
  3,000   OHIO STATE, HEF, WEEKLY VRDNS,
           MALONE COLLEGE, 5.000%, 10/01/22        3,000
--------------------------------------------------------------------------------
  1,000   OHIO STATE, HEF, WEEKLY VRDNS,
           MT. VERNON NAZARENE,
           LOC: NATIONAL CITY BANK, 5.000%,
           09/01/09                                1,000
--------------------------------------------------------------------------------
  1,000   OHIO STATE, PCR, CLEVELAND ILLUMINATING
           PROJECT, SERIES A, RB, 4.000%, 10/03/00 1,000
--------------------------------------------------------------------------------
  3,270   OHIO STATE UNIVERSITY, GENERAL RECEIPTS,
           WEEKLY VRDNS, 4.800%, 12/01/27          3,270
--------------------------------------------------------------------------------
    300   OHIO STATE UNIVERSITY, GENERAL RECEIPTS,
           WEEKLY VRDNS, SERIES B, 4.800%, 12/01/29 300
--------------------------------------------------------------------------------
  4,200   OHIO STATE, WDA, DAILY VRDNS,
           MEAD COMPANY, SERIES B,
           LOC: BANK OF AMERICA, 4.850%, 11/01/15  4,200
--------------------------------------------------------------------------------
  2,500   ORANGE, CSD, BANS, 4.600%, 07/19/01      2,503
--------------------------------------------------------------------------------
    825   ORRVILLE, HRB, WEEKLY VRDNS,
           ORRVILLE HOSPITAL FOUNDATION,
           LOC: NATIONAL CITY BANK, 4.950%, 12/01/07 825
--------------------------------------------------------------------------------
  1,000   OTTAWA COUNTY, BANS, 4.599%, 02/14/01    1,001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              AMORTIZED
SHARES/                                         COST
PRINCIPAL AMOUNT (000)                          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$ 1,300   SENECA COUNTY, HFA, WEEKLY VRDNS,
           SAINT FRANCIS HOME PROJECT,
           LOC: NATIONAL CITY BANK, 4.950%,
           12/15/13                              $ 1,300
--------------------------------------------------------------------------------
  3,000   SHARONVILLE, IDR, EDGECOMB METALS PROJECT,
           LOC: WELLS FARGO BANK, 4.850%, 11/01/09 3,000
--------------------------------------------------------------------------------
  1,000   SOUTH WESTERN, CSD, BANS, 4.875%,
           09/06/01                                1,003
--------------------------------------------------------------------------------
  1,875   STRONGSVILLE, BANS, 4.600%, 10/17/01     1,878
--------------------------------------------------------------------------------
  1,000   SYLVANIA, BANS, 4.750%, 12/12/01         1,003
--------------------------------------------------------------------------------
  2,000   UNIVERSITY OF CINCINNATI, GENERAL RECEIPTS,
           SERIES AJ, BANS, 4.500%, 03/01/01       2,001
--------------------------------------------------------------------------------
TOTAL OHIO                                       197,650
--------------------------------------------------------------------------------
PENNSYLVANIA -- 0.5%
  1,000   SANDUSKY, BANS, 4.625%, 09/12/01         1,002
--------------------------------------------------------------------------------
TOTAL PENNSYLVANIA                                 1,002
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $198,652)            198,652
--------------------------------------------------------------------------------
MONEY MARKETS -- 5.5%
--------------------------------------------------------------------------------
8,634,889 MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT
          FUND                                     8,635
--------------------------------------------------------------------------------
3,138,100 NUVEEN TAX EXEMPT MONEY MARKET FUND      3,138
--------------------------------------------------------------------------------
TOTAL MONEY MARKETS (COST $11,773)                11,773
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-- 99.5% (COST $210,425)        210,425
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- 0.5%             985
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 101,666,524 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           101,667
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 109,764,001 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           109,763
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME       (8)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS         (12)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                      $211,410
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                       $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES (D)            $1.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.



       (See notes which are an integral part of the Financial Statements.)

STATEMENT OF NET ASSETS
================================================================================

                                            ------------------------------------
HUNTINGTON U.S. TREASURY MONEY MARKET FUND  DECEMBER 31, 2000


--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
U.S. TREASURY BILLS (C) -- 43.8%
--------------------------------------------------------------------------------
$15,000   6.118%, 01/11/01                    $ 14,975
 15,000   6.265%, 01/18/01                      14,956
 20,000   6.236%, 01/25/01                      19,919
 15,000   6.080%, 02/08/01                      14,906
 10,000   5.683%, 02/15/01                       9,930
 25,000   6.273%, 02/22/01                      24,780
 15,000   6.135%, 03/22/01                      14,802
 15,000   6.149%, 04/19/01                      14,730
 10,000   6.261%, 04/26/01                       9,815
 15,000   5.697%, 05/10/01                      14,673
 30,000   5.932%, 05/17/01                      29,369
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS (COST $182,855)      182,855
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 56.7%
--------------------------------------------------------------------------------
  50,000 COMMERCE BANK, 6.250%, DATED
          12/29/00, DUE 01/05/01,
          REPURCHASE PRICE $50,058,333
          (COLLATERALIZED BY U.S.
          TREASURY OBLIGATION, TOTAL PAR
          VALUE $36,735,000, 8.750%,
          05/15/20 , TOTAL MARKET VALUE
          $50,838,177)                          50,000
--------------------------------------------------------------------------------
  50,000 CREDIT SUISSE FIRST BOSTON,
          6.250%, DATED 12/26/00, DUE
          01/02/01, REPURCHASE PRICE
          $50,060,764 (COLLATERALIZED BY
          U.S. TREASURY OBLIGATION,
          TOTAL PAR VALUE $36,735,000,
          8.750%, 05/15/20, TOTAL MARKET
          VALUE $50,691,298)                    50,000
--------------------------------------------------------------------------------
  10,000 GOLDMAN SACHS, 6.280%, DATED
          12/29/99, DUE 01/02/01,
          REPURCHASE PRICE $10,006,978
          (COLLATERALIZED BY U.S.
          TREASURY OBLIGATION, TOTAL PAR
          VALUE $10,010,000, 5.500%,
          08/15/28, TOTAL MARKET VALUE
          $10,122,749)                          10,000
--------------------------------------------------------------------------------
  30,000 GOLDMAN SACHS, 6.250%, DATED
          12/26/00, DUE 01/02/01,
          REPURCHASE PRICE $30,036,458
          (COLLATERALIZED BY U.S.
          TREASURY OBLIGATION, TOTAL PAR
          VALUE $21,485,000, 9.250%,
          02/15/16, TOTAL MARKET VALUE
          $30,407,259)                          30,000
--------------------------------------------------------------------------------
  10,000 GOLDMAN SACHS, 6.280%, DATED
          12/28/00, DUE 01/04/01,
          REPURCHASE PRICE $10,012,211
          (COLLATERALIZED BY U.S.
          TREASURY OBLIGATION, TOTAL PAR
          VALUE $10,010,000, 5.500%,
          08/15/28, TOTAL MARKET VALUE
          $10,157,158)                          10,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
 $20,000 LEHMAN BROTHERS, 6.210%, DATED
          12/26/00, DUE 01/02/01,
          REPURCHASE PRICE $20,024,150
          (COLLATERALIZED BY U.S.
          TREASURY OBLIGATION, TOTAL PAR
          VALUE $21,115,000, 5.250%,
          11/15/28, TOTAL MARKET VALUE
          $20,291,338)                        $ 20,000
--------------------------------------------------------------------------------
  20,000 MERRILL LYNCH, 6.150%, DATED
          12/27/00, DUE 01/03/01,
          REPURCHASE PRICE $20,023,917
          (COLLATERALIZED BY U.S.
          TREASURY OBLIGATION, TOTAL PAR
          VALUE $20,010,000, 5.500%,
          03/31/03, TOTAL MARKET VALUE
          $20,431,353)                          20,000
--------------------------------------------------------------------------------
  30,000 MERRILL LYNCH, 6.150%, DATED
          12/28/00, DUE 01/04/01,
          REPURCHASE PRICE $30,035,875
          (COLLATERALIZED BY VARIOUS
          U.S. TREASURY OBLIGATIONS,
          RANGING IN PAR VALUE
          $9,325,000 -- $20,000,000,
          4.250% -- 11.125%, 08/15/03 --
          11/15/03, TOTAL MARKET VALUE
          $30,701,962)                          30,000
--------------------------------------------------------------------------------
  16,873 MORGAN STANLEY DEAN WITTER,
          5.850%, DATED 12/29/00, DUE
          01/02/01, REPURCHASE PRICE
          $16,883,867(COLLATERALIZED BY
          U.S. TREASURY OBLIGATION,
          TOTAL PAR VALUE $16,840,000,
          5.250%, 08/15/03, TOTAL MARKET
          VALUE $17,216,726)                    16,873
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $236,873)    236,873
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.5%  (COST $419,728)   419,728
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.5%)     (2,084)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 379,919,996 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                         379,919
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 37,713,303 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                          37,712
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME     (1)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS        14
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $417,644
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES (D)          $1.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.


                                        ----------------------------------------
HUNTINGTON FLORIDA TAX-FREE MONEY FUND  DECEMBER 31, 2000


--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.2%
--------------------------------------------------------------------------------
FLORIDA -- 80.9%
$   500   ABN-AMRO MUNITOPS, WEEKLY VRDNS, FGIC,
           4.950%, 10/05/05                     $  500
--------------------------------------------------------------------------------
  2,000   ABN-AMRO MUNITOPS, WEEKLY VRDNS, FSA,
           4.950%, 04/05/06                      2,000
--------------------------------------------------------------------------------
  1,000   BREVARD COUNTY, LSD,TANS, 4.600%,
           06/29/01                              1,001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
FLORIDA -- (CONTINUED)
--------------------------------------------------------------------------------
 $1,600   BROWARD COUNTY, HFA, WEEKLY VRDNS,
           MARGATE INNS, LOC: BANK ONE, 4.500%,
           11/01/05                            $ 1,600
--------------------------------------------------------------------------------
  2,100   BROWARD COUNTY, LSD, TANS, 5.000%,
           09/11/01                              2,110
--------------------------------------------------------------------------------
  1,000   CAPITAL PROJECTS FINANCE AUTHORITY, WEEKLY
           VRDNS, CAPITAL PROJECTS LOAN PROGRAM,
           LOC: BAYERICHE HYPO, 4.900%, 12/01/30 1,000
--------------------------------------------------------------------------------

 (See notes which are an integral part of the Financial Statements.)

================================================================================

                                        ----------------------------------------
HUNTINGTON FLORIDA TAX-FREE MONEY FUND  (CONTINUED)


--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
FLORIDA -- (CONTINUED)
--------------------------------------------------------------------------------
 $3,100   COLLIER COUNTY, HEFA, DAILY VRDNS,
           CLEVELAND CLINIC HEALTH
           SYSTEM, 4.900%, 01/01/33            $ 3,100
--------------------------------------------------------------------------------
  1,200   DADE COUNTY, AVIATION AUTHORITY, WEEKLY
           VRDNS, SERIES 1984A, LOC: MORGAN
           GUARANTY TRUST, 4.750%, 10/01/09      1,200
--------------------------------------------------------------------------------
    800   DADE COUNTY, CSD, GO, FGIC, PRE-REFUNDED
           @ 100 (B), 6.125%, 08/01/01             809
--------------------------------------------------------------------------------
    400   DADE COUNTY, IDA, WEEKLY VRDNS, ADP
           SOUTH, 4.590%, 11/15/17                 400
--------------------------------------------------------------------------------
    250   DADE COUNTY, SALES TAX REVENUE, AMBAC,
           6.000%, 10/01/01                        253
--------------------------------------------------------------------------------
    700   EUSTIS, WEEKLY VRDNS, MULTI-PURPOSE
           REVENUE, LOC: SUNTRUST BANK, 5.000%,
           12/01/27                                700
--------------------------------------------------------------------------------
    700   FLORIDA STATE, BOARD OF EDUCATION CAPITAL
           OUTLAY, GO, 6.500%, 06/01/01            706
--------------------------------------------------------------------------------
    900   FLORIDA STATE, HFA, WEEKLY VRDNS, CARLTON
           PROJECT, SERIES E, LOC: KBC BANK,
           4.900%, 12/01/08                        900
--------------------------------------------------------------------------------
  1,200   FLORIDA STATE, HFA, WEEKLY VRDNS, HORIZON
           PLACE PROJECT, 4.950%, 12/01/05       1,200
--------------------------------------------------------------------------------
    670   FLORIDA STATE, HFA, WEEKLY VRDNS,
           MULTI-FAMILY BUENA VISTA PROJECT,
           5.400%, 11/01/07                        670
--------------------------------------------------------------------------------
  1,000   FLORIDA STATE, HFA, WEEKLY VRDNS, OAKS
           AT REGENCY APARTMENTS, 4.950%,
           12/01/05                              1,000
--------------------------------------------------------------------------------
  1,000   FLORIDA STATE, WEEKLY VRDNS, FINANCE
           AUTHORITY, CAPITAL PROJECTS LOAN PROGRAM,
           SERIES 1998A, LOC: CREDIT SUISSE
           FIRST BOSTON, 4.500%, 06/01/28        1,000
--------------------------------------------------------------------------------
  1,200   FLORIDA, HFA, WEEKLY VRDNS, LOC:
           COMERICA BANK, 4.950%, 04/01/26       1,200
--------------------------------------------------------------------------------
  1,300   FLORIDA, HFA, WEEKLY VRDNS, MULTI-FAMILY
           HOUSING PROJECT, 4.950%, 12/01/05     1,300
--------------------------------------------------------------------------------
  1,515   FLORIDA, HFA, WEEKLY VRDNS, MULTI-FAMILY
           HOUSING PROJECT, 4.950%, 10/01/06     1,515
--------------------------------------------------------------------------------
  1,000   FLORIDA, HFA, WEEKLY VRDNS, MULTI-FAMILY
           HOUSING PROJECT, LOC: CREDIT SUISSE FIRST
           BOSTON, 4.750%, 12/01/05              1,000
--------------------------------------------------------------------------------
  1,895   FLORIDA, HFA, WEEKLY VRDNS, MULTI-FAMILY
           PROJECT, SERIES I, 4.950%, 12/01/05   1,895
--------------------------------------------------------------------------------
  1,000   FLORIDA, HFA, WEEKLY VRDNS, MULTI-FAMILY
           PROJECT, SERIES J, 4.950%, 12/01/05   1,000
--------------------------------------------------------------------------------
    400   FLORIDA, HFA, WEEKLY VRDNS, SOUTH POINTE
           PROJECT, SERIES J, 4.750%, 02/15/28     400
--------------------------------------------------------------------------------
  1,700   FLORIDA, HFA, WEEKLY VRDNS, THE CROSSINGS
           ASSOCIATES PROJECT, 4.950%, 02/01/08  1,700
--------------------------------------------------------------------------------
    500   HALIFAX, HOSPITAL MEDICAL CENTER, TANS, LOC:
           BANK OF AMERICA, 4.500%, 03/15/01       500
--------------------------------------------------------------------------------
  1,800   HILLSBOROUGH COUNTY, IDA, DAILY VRDNS,
           TAMPA ELECTRIC, SERIES 1990, 4.300%,
           09/01/25                              1,800
--------------------------------------------------------------------------------
  1,100   HILLSBOROUGH COUNTY, IDA, WEEKLY VRDNS,
           LESLIE CONTROLS, LOC: FIRST UNION,
           4.550%, 08/01/19                      1,100
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
FLORIDA -- (CONTINUED)
--------------------------------------------------------------------------------
 $2,100   HILLSBOROUGH, CAPITAL IMPROVEMENT PROJECT,
           TECP, 4.250%, 01/14/01              $ 2,100
--------------------------------------------------------------------------------
  1,000   HILLSBOROUGH, CAPITAL IMPROVEMENT PROJECT,
           TECP, 4.050%, 05/10/01                1,000
--------------------------------------------------------------------------------
    545   INDIAN RIVER COUNTY, WEEKLY VRDNS, DISTRICT
           HOSPITAL, LOC: KBC BANK, 4.950%,
           10/01/15                                545
--------------------------------------------------------------------------------
  1,700   JACKSONVILLE, ELECTRIC AUTHORITY, DAILY VRDNS,
           ELECTRIC SYSTEM, SERIES A, 5.000%,
           10/01/10                              1,700
--------------------------------------------------------------------------------
    700   JACKSONVILLE, ELECTRIC AUTHORITY, SAINT JOHN
           RIVER PROJECT, RB, 4.700%, 10/01/01     702
--------------------------------------------------------------------------------
  2,600   JACKSONVILLE, HEFA, DAILY VRDNS, GENESIS
           REHABILITATION HOSPITAL PROJECT, LOC:
           BARNETT BANK, 4.950%, 05/01/21        2,600
--------------------------------------------------------------------------------
    300   JACKSONVILLE, HEFA, WEEKLY VRDNS, FACULTY
           PRACTICE ASSOCIATION, LOC: BANK OF AMERICA,
           5.050%, 01/01/16                        300
--------------------------------------------------------------------------------
  1,170   JACKSONVILLE, HEFA, WEEKLY VRDNS, RIVER
           GARDEN, LOC: FIRST UNION, 4.500%,
           08/01/22                              1,170
--------------------------------------------------------------------------------
  1,500   KISSIMMEE, UTILITY AUTHORITY, TECP, 4.300%,
           01/17/01                              1,500
--------------------------------------------------------------------------------
  1,000   LEE COUNTY, EDR, WEEKLY VRDNS, CANTERBURY
           SCHOOL PROJECT,  LOC: SUNTRUST BANK,
           5.000%, 12/01/19                      1,000
--------------------------------------------------------------------------------
    400   MANATEE COUNTY, HFA, WEEKLY VRDNS,
           HARBOR PROJECT, SERIES B, LOC: CREDIT
           SUISSE FIRST BOSTON, 4.850%, 12/01/33   400
--------------------------------------------------------------------------------
  4,200   MARTIN COUNTY, PCR, DAILY VRDNS, FLORIDA
           POWER & LIGHT COMPANY PROJECT,
           4.450%, 07/15/22                      4,200
--------------------------------------------------------------------------------
    720   ORANGE COUNTY, IDA, WEEKLY VRDNS,
           UNIVERSITY OF CENTRAL FLORIDA, LOC: FIRST
           UNION, 4.500%, 03/01/17                 720
--------------------------------------------------------------------------------
  1,000   PALM BEACH COUNTY, WEEKLY VRDNS,
           COMMUNITY FOUNDATION, LOC: NORTHERN
           TRUST, 4.950%, 07/01/34               1,000
--------------------------------------------------------------------------------
  1,800   PALM BEACH COUNTY, WEEKLY VRDNS, HENRY
           MORRISON FLAGLER PROJECT, LOC: NORTHERN
           TRUST, 4.950%, 11/01/34               1,800
--------------------------------------------------------------------------------
  3,000   PALM BEACH COUNTY, WEEKLY VRDNS,
           JEWISH COMMUNITY CAMPUS PROJECT, LOC:
           NORTHERN TRUST, 4.950%, 03/01/30      3,000
--------------------------------------------------------------------------------
  1,400   PALM BEACH, CSD, GO, FGIC, 4.800%,
           08/01/01                              1,404
--------------------------------------------------------------------------------
  2,000   PALM BEACH, HEFA, TECP, 4.450%,
           01/10/01                              2,000
--------------------------------------------------------------------------------
  1,500   PINELLAS COUNTY, HEFA, DAILY VRDNS, POOLED
           HOSPITAL LOAN PROGRAM, LOC:
           SUNTRUST BANK, 4.800%, 12/01/15       1,500
--------------------------------------------------------------------------------
  1,400   PLANT CITY, HFA, WEEKLY VRDNS, SOUTHERN
           FLORIDA BAPTIST HOSPITAL PROJECT, LOC:
           BARNETT BANK, 4.850%, 03/01/13        1,400
--------------------------------------------------------------------------------
    800   PUTNAM COUNTY, PCR, DAILY VRDNS, FLORIDA
           POWER & LIGHT PROJECT, 4.100%, 09/01/24 800
--------------------------------------------------------------------------------
  1,800   PUTNAM COUNTY, PCR, SEMI-ANNUAL VRDNS,
           SEMINOLE ELECTRIC COOPERATIVE PROJECT,
           SERIES D, 4.125%, 12/15/09            1,800
--------------------------------------------------------------------------------


 (See notes which are an integral part of the Financial Statements.)

STATEMENT OF NET ASSETS
================================================================================

                                        ----------------------------------------
HUNTINGTON FLORIDA TAX-FREE MONEY FUND  (CONTINUED)


--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
FLORIDA -- (CONTINUED)
--------------------------------------------------------------------------------
$   500   PUTNAM COUNTY, PCR, WEEKLY VRDNS,
           SEMINOLE ELECTRIC COOPERATIVE PROJECT,
           SERIES H-1, 5.050%, 03/15/14         $  500
--------------------------------------------------------------------------------
    580   PUTNAM COUNTY, PCR, WEEKLY VRDNS,
           SEMINOLE ELECTRIC COOPERATIVE PROJECT,
           SERIES H-2, 5.050%, 03/15/14            580
--------------------------------------------------------------------------------
    450   SAINT LUCIE COUNTY, IDA, MONTHLY VRDNS,
           CONVENTION CENTER PROJECT, LOC: TORONTO
           DOMINION BANK, 4.800%, 01/01/11         450
--------------------------------------------------------------------------------
  2,400   SEMINOLE, CSD, RANS, 5.000%, 12/13/01  2,416
--------------------------------------------------------------------------------
  1,900   TAMPA, WEEKLY VRDNS, TAMPA PREP SCHOOL
           PROJECT, LOC: WACHOVIA BANK, 4.500%,
           11/01/25                              1,900
--------------------------------------------------------------------------------
    400   VOLUSIA COUNTY, HFA, WEEKLY VRDNS, SUN
           POINTE APARTMENTS PROJECT, SERIES H, LOC:
           KEY BANK, 4.500%, 12/01/05              400
--------------------------------------------------------------------------------
    135   VOLUSIA COUNTY, SCHOOL BOARD MASTER LEASE
           PROGRAM, COP, FSA, PRE-REFUNDED @ 102
           (B), 6.750%, 08/01/01                   140
--------------------------------------------------------------------------------
 TOTAL FLORIDA                                  72,586
--------------------------------------------------------------------------------
IDAHO -- 1.2%
  1,125   IDAHO STATE, HEFA, DAILY VRDNS, ST. LUKE'S
           REGIONAL MEDICAL CENTER PROJECT, 5.000%,
           05/01/22                              1,125
--------------------------------------------------------------------------------
 TOTAL IDAHO                                     1,125
--------------------------------------------------------------------------------
ILLINOIS -- 3.9%
    300   HARVARD COUNTY, HEFA, WEEKLY VRDNS,
           HARVARD MEMORIAL HOSPITAL PROJECT,
           LOC: FIRST OF AMERICA, 5.150%, 07/01/18 300
--------------------------------------------------------------------------------
  3,190   ILLINOIS, HEFA, WEEKLY VRDNS, PALOS
           COMMUNITY HOSPITAL PROJECT, SERIES B,
           5.000%, 12/01/15                      3,190
--------------------------------------------------------------------------------
 TOTAL ILLINOIS                                  3,490
--------------------------------------------------------------------------------
INDIANA -- 0.1%
    100   INDIANA STATE, HEFA, WEEKLY VRDNS,
           CAPITAL ACCESS PROGRAM, LOC: COMERICA
           BANK, 5.000%, 01/01/12                  100
--------------------------------------------------------------------------------
 TOTAL INDIANA                                     100
--------------------------------------------------------------------------------
MISSOURI -- 0.6%
    500   KANSAS CITY, IDA, DAILY VRDNS, RESH HEALTH
           SERVICES SYSTEM PROJECT, MBIA, 5.250%,
           04/15/15                                500
--------------------------------------------------------------------------------
 TOTAL MISSOURI                                    500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- 3.0%
 $1,500   AMERICAN MUNICIPAL POWER, BANS, 5.250%,
           01/19/01                            $ 1,500
--------------------------------------------------------------------------------
    265   BUCKEYE TAX EXEMPT MORTGAGE BOARD TRUST,
           SEMI-ANNUAL VRDNS, 4.860%, 08/01/02     265
--------------------------------------------------------------------------------
    900   CLEEMNONT COUNTY, HRB, WEEKLY VRDNS,
           MERCY HEALTH SYSTEM PROJECT, SERIES B,
           4.950%, 09/01/21                        900
--------------------------------------------------------------------------------
 TOTAL OHIO                                      2,665
--------------------------------------------------------------------------------
OREGON -- 0.1%
    100   MULTNOMAH COUNTY, HEA, DAILY VRDNS,
           CONCORDIA UNIVERSITY PROJECT, LOC: ALLIED
           IRISH BANK, 5.050%, 12/01/29            100
--------------------------------------------------------------------------------
 TOTAL OREGON                                      100
--------------------------------------------------------------------------------
PUERTO RICO -- 6.8%
  6,100   PUERTO RICO, ELECTRIC POWER AUTHORITY,
           WEEKLY VRDNS, LOC: SOCIETE GENERALE,
           4.100%, 07/01/22                      6,100
--------------------------------------------------------------------------------
 TOTAL PUERTO RICO                               6,100
--------------------------------------------------------------------------------
TEXAS -- 0.6%
    520   CORPUS CHRISTI, IDA, SEMI-ANNUAL VRDNS,
           TEXAS AIR PROJECT, LOC: PNC BANK, 4.800%,
           08/01/11                                520
--------------------------------------------------------------------------------
 TOTAL TEXAS                                       520
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $87,186)            87,186
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 97.2%  (COST $87,186)      87,186
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 2.8%        2,502
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   38,505,878 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                     38,506
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   51,184,124 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                     51,184
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME     (1)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS        (1)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                     $89,688
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER  SHARE -- TRUST SHARES                    $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES (D)          $1.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.


                        --------------------------------------------------------
HUNTINGTON GROWTH FUND  DECEMBER 31, 2000


--------------------------------------------------------------------------------
SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.1%
APPAREL/TEXTILES -- 1.0%
 57,000   CINTAS                               $ 3,032
--------------------------------------------------------------------------------
                                                 3,032
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
BANKS -- 1.3%
 60,000   CITIGROUP                            $ 3,064
  8,500   STATE STREET                           1,056
--------------------------------------------------------------------------------
                                                 4,120
--------------------------------------------------------------------------------

       (See notes which are an integral part of the Financial Statements.)

================================================================================

                        --------------------------------------------------------
HUNTINGTON GROWTH FUND  (CONTINUED)


--------------------------------------------------------------------------------
SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
BEAUTY PRODUCTS -- 2.1%
 75,000   COLGATE PALMOLIVE                    $ 4,841
 19,000   PROCTER & GAMBLE                       1,490
--------------------------------------------------------------------------------
                                                 6,331
--------------------------------------------------------------------------------
COMPUTERS -- 8.6%
 32,260   COMPUTER SCIENCES*                     1,940
 50,000   EMC*                                   3,325
124,000   MICROSOFT*                             5,378
352,500   ORACLE*                               10,244
164,000   SOLECTRON*                             5,560
--------------------------------------------------------------------------------
                                                26,447
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 17.9%
200,600   ABBOTT LABORATORIES                    9,717
 38,000   AMERICAN HOME PRODUCTS                 2,415
300,000   IMSHEALTH                              8,100
 50,000   JOHNSON & JOHNSON                      5,253
100,000   MERCK                                  9,362
150,000   PFIZER                                 6,900
 36,890   PHARMACIA                              2,250
200,000   SCHERING-PLOUGH                       11,350
--------------------------------------------------------------------------------
                                                55,347
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.3%
150,000   AMERICAN EXPRESS                       8,241
 24,000   FANNIE MAE                             2,082
--------------------------------------------------------------------------------
                                                10,323
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.6%
 50,000   WM. WRIGLEY                            4,791
--------------------------------------------------------------------------------
                                                 4,791
--------------------------------------------------------------------------------
HOLDING COMPANIES -- 0.6%
     24   BERKSHIRE HATHAWAY, CL A*              1,704
--------------------------------------------------------------------------------
                                                 1,704
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 5.0%
265,500   GENERAL ELECTRIC                      12,727
 46,000   ILLINOIS TOOL WORKS                    2,740
--------------------------------------------------------------------------------
                                                15,467
--------------------------------------------------------------------------------
INSURANCE -- 3.0%
 93,750   AMERICAN INTERNATIONAL GROUP           9,240
--------------------------------------------------------------------------------
                                                 9,240
--------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 0.4%
 16,000   MERRILL LYNCH                          1,091
--------------------------------------------------------------------------------
                                                 1,091
--------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.5%
 52,000   CARNIVAL                               1,602
--------------------------------------------------------------------------------
                                                 1,602
--------------------------------------------------------------------------------
MEDICAL & MEDICAL SERVICES -- 1.4%
 73,200   MEDTRONIC                              4,419
--------------------------------------------------------------------------------
                                                 4,419
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 6.4%
300,000   AUTOMATIC DATA PROCESSING             18,994
 16,000   ECOLAB                                   691
--------------------------------------------------------------------------------
                                                19,685
--------------------------------------------------------------------------------
OFFICE SUPPLIES -- 2.2%
125,000   AVERY DENNISON                         6,859

--------------------------------------------------------------------------------
                                                 6,859
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 11.0%
310,000   ANADARKO PETROLEUM                  $ 22,035
150,000   SCHLUMBERGER                          11,991
--------------------------------------------------------------------------------
                                                34,026
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 0.8%
 65,300   MEDIA GENERAL, CL A                    2,377
--------------------------------------------------------------------------------
                                                 2,377
--------------------------------------------------------------------------------
RETAIL -- 14.6%
320,500   HOME DEPOT                            14,643
196,000   KOHL'S*                               11,956
443,600   WALGREEN                              18,548
--------------------------------------------------------------------------------
                                                45,147
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.5%
150,000   ANALOG DEVICES*                        7,678
--------------------------------------------------------------------------------
                                                 7,678
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 1.8%
 52,000   SBC COMMUNICATIONS                     2,483
 82,500   VODAFONE GROUP                         2,954
--------------------------------------------------------------------------------
                                                 5,437
--------------------------------------------------------------------------------
WHOLESALE -- 5.1%
 33,000   CARDINAL HEALTH                        3,288
418,600   SYSCO                                 12,558
--------------------------------------------------------------------------------
                                                15,846
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $96,537)              280,969
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANY -- 2.6%
136,000   NASDAQ 100 SHARE INDEX*                7,939
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENT COMPANY (COST $9,923)     7,939
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 6.4%
--------------------------------------------------------------------------------
$ 5,000   AMERICAN EXPRESS, 6.485%, 01/02/01     5,000
  1,000   GENERAL ELECTRIC CAPITAL, 5.904%,
            01/02/01                             1,000
 13,790   PRUDENTIAL FUNDING, 5.954%, 01/02/01  13,790
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $19,790)           19,790
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1% (COST $126,250)    308,698
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)       (267)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   5,787,021 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                    118,063
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   310,644 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                      8,119
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   1,737 OUTSTANDING SHARES OF BENEFICIAL INTEREST  88
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS      (287)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS     182,448
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $308,431
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $50.58
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES (D)         $50.43
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE
   PER SHARE -- INVESTMENT A SHARES
   ($50.43 / 94.25%)                            $53.51
--------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE
   PER SHARE -- INVESTMENT B SHARES             $50.17
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.



       (See notes which are an integral part of the Financial Statements.)

STATEMENT OF NET ASSETS
================================================================================

                               -------------------------------------------------
HUNTINGTON INCOME EQUITY FUND  DECEMBER 31, 2000

--------------------------------------------------------------------------------
SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.6%
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT -- 5.9%
250,000   DANA                                 $ 3,828
200,000   FEDERAL SIGNAL                         3,925
209,781   FORD MOTOR                             4,917
 15,711   VISTEON                                  181
--------------------------------------------------------------------------------
                                                12,851
--------------------------------------------------------------------------------
BANKS -- 13.9%
195,000   CHASE MANHATTAN                        8,860
194,400   FIRST UNION                            5,407
200,000   FLEETBOSTON FINANCIAL                  7,512
300,000   NATIONAL CITY                          8,625
--------------------------------------------------------------------------------
                                                30,404
--------------------------------------------------------------------------------
CHEMICALS -- 4.9%
 16,686   E.I. DU PONT DE NUMEROUS                 806
175,000   INTERNATIONAL FLAVORS & FRAGRANCES     3,555
319,900   POLYONE                                1,879
 99,000   PPG INDUSTRIES                         4,585
--------------------------------------------------------------------------------
                                                10,825
--------------------------------------------------------------------------------
COMPUTERS -- 1.5%
100,000   PITNEY BOWES                           3,313
--------------------------------------------------------------------------------
                                                 3,313
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 11.3%
160,000   AMERICAN HOME PRODUCTS                10,168
140,000   BRISTOL-MYERS SQUIBB                  10,351
 68,040   PHARMACIA                              4,150
--------------------------------------------------------------------------------
                                                24,669
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 10.0%
240,000   IPALCO ENTERPRISES                     5,805
310,000   NISOURCE                               9,533
200,000   TECO ENERGY                            6,475
--------------------------------------------------------------------------------
                                                21,813
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 4.8%
300,000   CONAGRA                                7,800
 70,000   GALLAHER GROUP, ADR                    1,724
 20,000   RJ REYNOLDS TOBACCO HOLDINGS             975
--------------------------------------------------------------------------------
                                                10,499
--------------------------------------------------------------------------------
GAS & NATURAL GAS -- 1.8%
 90,000   PEOPLES ENERGY                         4,028
--------------------------------------------------------------------------------
                                                 4,028
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 7.1%
160,000   CLOROX                                 5,680
204,000   GENERAL ELECTRIC                       9,779
--------------------------------------------------------------------------------
                                                15,459
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 13.4%
248,273   CONOCO                                 7,184
 84,000   EXXON MOBIL                            7,303
100,000   ROYAL DUTCH PETROLEUM, ADR             6,056
140,000   TEXACO                                 8,698
--------------------------------------------------------------------------------
                                                29,241
--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.5%
220,000   XEROX                                  1,018
--------------------------------------------------------------------------------
                                                 1,018
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 1.9%
150,000   R.R. DONNELLEY & SONS                $ 4,050
--------------------------------------------------------------------------------
                                                 4,050
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 3.5%
125,000   MACK-CALI REALTY                       3,570
190,000   NATIONWIDE HEALTH PROPERTIES           2,446
 65,500   SIMON PROPERTY GROUP                   1,572
--------------------------------------------------------------------------------
                                                 7,588
--------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 1.8%
500,000   WORTHINGTON INDUSTRIES                 4,031
--------------------------------------------------------------------------------
                                                 4,031
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 6.3%
116,165   QWEST COMMUNICATIONS INTERNATIONAL     4,763
182,000   VERIZON COMMUNICATIONS                 9,123
--------------------------------------------------------------------------------
                                                13,886
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $110,554)             193,675
--------------------------------------------------------------------------------
CORPORATE BONDS -- 10.6%
--------------------------------------------------------------------------------
$ 1,731   CONTINENTAL AIRLINES, 9.500%, 10/15/13 1,870
  5,000   LEGRAND, 8.500%, 02/15/25              5,181
  4,500   NATIONWIDE CSN TRUST, 9.875%, 02/15/25 4,573
  2,000   RALSTON PURINA, 9.300%, 05/01/21       2,312
  2,500   SAFECO CAPITAL TRUST, 8.072%, 07/15/37 2,031
  5,250   TRENWICK CAPITAL TRUST I, 8.820%,
            02/01/37                             4,288
  1,500   TRW, 9.350%, 06/04/20                  1,742
  2,000   XEROX, 5.500%, 11/15/03                1,120
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $23,499)            23,117
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.4%
--------------------------------------------------------------------------------
    972   PRUDENTIAL FUNDING, 5.954%, 01/02/01     972
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $972)                 972
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6% (COST $135,025)     217,764
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.4%          932
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   6,144,363 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                    135,031
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   52,724 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                      2,000
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   38 OUTSTANDING SHARES OF BENEFICIAL INTEREST      1
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS    (1,075)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS      82,739
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $218,696
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $35.29
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES (D)         $35.31
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE
   PER SHARE -- INVESTMENT A SHARES
   ($35.31 / 94.25%)                            $37.46
--------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE
   PER SHARE -- INVESTMENT B SHARES             $35.20
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.

       (See notes which are an integral part of the Financial Statements.)

================================================================================


                                     -------------------------------------------
HUNTINGTON MORTGAGE SECURITIES FUND  DECEMBER 31, 2000


--------------------------------------------------------------------------------
SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 2.7%
--------------------------------------------------------------------------------
    5,000  CHATEAU COMMUNITIES                  $  152
    5,000  EQUITY OFFICE PROPERTIES TRUST          163
    5,000  EQUITY RESIDENTIAL PROPSTRUST           277
    5,000  ESSEX PROPERTY TRUST                    274
--------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUST (COST $873)     866
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 26.2%
--------------------------------------------------------------------------------
$      39  POOL # 220007, 8.750%, 08/01/01          40
       38  POOL # 380059, 9.500%, 10/01/04          40
    1,444  POOL # C00512, 7.000%, 04/01/27       1,446
    1,246  POOL # C80391, 7.000%, 03/01/26       1,248
      727  POOL # D66491, 6.500%, 12/01/25         717
      812  POOL # D69575, 7.500%, 03/01/26         823
    1,137  POOL # E65142, 6.500%, 07/01/11       1,137
    1,000  REMIC SERIES 1490, CLASS PH,
           6.250%, 04/15/08                        996
    1,105  REMIC SERIES 163, CLASS F, 6.000%,
           07/15/21                              1,080
    1,000  REMIC SERIES 2198, CLASS PQ,
           7.000%, 04/15/24                      1,028
--------------------------------------------------------------------------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
(COST $8,369)                                    8,555
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 6.1%
--------------------------------------------------------------------------------
    2,000  FHLB, 5.485%, 01/21/03                1,996
--------------------------------------------------------------------------------
TOTAL FEDERAL HOME LOAN BANK (COST $1,989)       1,996
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 45.7%
--------------------------------------------------------------------------------
      733  POOL # 250554, 6.500%, 05/01/11         733
      985  POOL # 252769, 7.500%, 08/01/19         998
      654  POOL # 303653, 7.000%, 12/01/25         654
      725  POOL # 338449, 6.000%, 05/01/11         715
      920  POOL # 339836, 7.000%, 03/01/26         921
      610  POOL # 343212, 7.500%, 05/01/26         619
      526  POOL # 377783, 6.500%, 04/01/12         526
    1,396  POOL # 250551, 7.000%, 05/01/26       1,398
    1,334  POOL # 397835, 6.500%, 09/01/12       1,334
    1,500  REMIC SERIES 1993-163, CLASS PY,
           6.750%, 03/25/22                      1,511
    1,000  REMIC SERIES 1994-51, CLASS PH,
           6.500%, 01/25/23                      1,008
      500  REMIC SERIES 1994-56, CLASS H,
           6.000%, 07/25/22                        495
    1,000  REMIC SERIES 1996-53, CLASS PG,
           6.500%, 12/18/11                      1,008
    1,000  REMIC SERIES 1998-44, CLASS TE,
           6.250%, 04/18/21                        997
      500  REMIC SERIES 1998-46, CLASS PJ,
           6.250%, 12/18/22                        498
    1,500  REMIC SERIES 1998-M1, CLASS A2,
           6.250%, 01/25/08                      1,494
--------------------------------------------------------------------------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (COST $14,823)                               14,909
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 10.2%
--------------------------------------------------------------------------------
     $ 26  POOL # 328651, 8.500%, 05/15/07        $ 27
      816  POOL # 316151, 7.500%, 04/15/22         829
      877  POOL # 352022, 7.000%, 11/15/23         881
      561  POOL # 200023, 9.500%, 05/15/18         584
    1,000  REMIC SERIES 1999-24, CLASS PD,
           6.500%, 05/20/26                      1,003
--------------------------------------------------------------------------------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (COST $3,285)                                 3,324
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.6%
--------------------------------------------------------------------------------
    2,801  MORGAN STANLEY DEAN WITTER, 5.850%,
           DATED 12/29/00, DUE 01/02/01,
           REPURCHASE PRICE $2,803,221
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE
           $2,720,000, 11.750%, 02/15/01, TOTAL
           MARKET VALUE $2,856,813)              2,801
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $2,801)         2,801
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.5% (COST $32,140)       32,451
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.5%           177
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   3,925,143 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                     52,537
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   95,678 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                      3,523
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS   (23,743)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         311
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $ 32,628
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $8.11
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES (D)          $8.14
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE
   PER SHARE -- INVESTMENT A SHARES
   ($8.14 / 95.25%)                              $8.55
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.


                               -------------------------------------------------
HUNTINGTON OHIO TAX-FREE FUND  DECEMBER 31, 2000


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.3%
--------------------------------------------------------------------------------
OHIO -- 98.1%
$   915   AKRON, GO, 6.500%, 11/01/14          $ 1,064
--------------------------------------------------------------------------------
    500   AKRON, SERIES 2, GO, 5.300%, 12/01/11    521
--------------------------------------------------------------------------------
    300   AURORA, CSD, GO, FGIC, 5.500%, 12/01/07  321
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$   280   AVON LAKE, WATER SYSTEM AUTHORITY,
           RB, AMBAC, 5.100%, 10/01/05          $  289
--------------------------------------------------------------------------------
    250   BEACHWWOD, CSD, GO, 6.600%, 12/01/04     260
--------------------------------------------------------------------------------


       (See notes which are an integral part of the Financial Statements.)

STATEMENT OF NET ASSETS
================================================================================


                               -------------------------------------------------
HUNTINGTON OHIO TAX-FREE FUND  (CONTINUED)


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$   215   BEDFORD, CSD, ENERGY CONSERVATION
           IMPROVEMENT, GO, 5.350%, 06/15/02    $  217
--------------------------------------------------------------------------------
    500   BUTLER COUNTY, GO, AMBAC, 5.000%,
           12/01/12                                513
--------------------------------------------------------------------------------
    500   CHAGRIN FALLS, EXEMPTED VILLAGE SCHOOL DISTRICT,
           SERIES 2, GO, 5.100%, 12/01/10          521
--------------------------------------------------------------------------------
    250   CINCINNATI, GO, 6.750%, 12/01/01         256
--------------------------------------------------------------------------------
    500   CLEVELAND HEIGHTS, SERIES B, GO,
           5.600%, 12/01/02                        513
--------------------------------------------------------------------------------
    500   CLEVELAND, PUBLIC POWER SYSTEM,
           SERIES B, RB, MBIA, 5.900%, 11/15/01    508
--------------------------------------------------------------------------------
    200   CLEVELAND, SERIES B, GO, AMBAC,
           6.400%, 10/01/02                        207
--------------------------------------------------------------------------------
    500   CLEVELAND, WATERWORKS IMPROVEMENT PROJECT,
           SERIES I, RB, FSA, 5.250%, 01/01/13     520
--------------------------------------------------------------------------------
    250   COLUMBUS, MUNICIPAL AIRPORT, GO,
           6.300%, 04/15/03                        251
--------------------------------------------------------------------------------
    500   COLUMBUS, POLICE/FIREMAN DISABILITY, GO,
           5.000%, 07/15/13                        511
--------------------------------------------------------------------------------
    270   COLUMBUS, SERIES 2, GO, 5.350%, 05/15/03 277
--------------------------------------------------------------------------------
    500   COLUMBUS, SERIES B, GO, 6.300%, 01/01/05 520
--------------------------------------------------------------------------------
    300   COLUMBUS, SERIES D, GO, 5.250%, 09/15/11 309
--------------------------------------------------------------------------------
    161   COLUMBUS, SPECIAL ASSESSMENT, GO,
           5.700%, 07/15/06                        165
--------------------------------------------------------------------------------
    150   COLUMBUS, WEEKLY VRDNS, SERIES 1,
           4.700%, 06/01/16                        150
--------------------------------------------------------------------------------
    500   CUYAHOGA COUNTY, GO, 5.200%, 11/15/09    524
--------------------------------------------------------------------------------
    500   CUYAHOGA COUNTY, HRB, WALKER CENTER PROJECT,
           SERIES I, RB, AMBAC, 5.250%, 01/01/13   517
--------------------------------------------------------------------------------
    200   CUYAHOGA FALLS, GO, MBIA, 5.400%,
          12/01/06                                 212
--------------------------------------------------------------------------------
    500   DAYTON, CAPITAL FACILITIES, GO, MBIA,
           5.000%, 12/01/12                        514
--------------------------------------------------------------------------------
    250   DOVER, MUNICIPAL ELECTRIC SYSTEM, RB, FGIC,
           5.500%, 12/01/07                        265
--------------------------------------------------------------------------------
    250   DUBLIN, SDA, GO, FGIC, 6.050%, 12/01/03  263
--------------------------------------------------------------------------------
    250   DUBLIN, SDA, GO, FGIC, 6.150%, 12/01/04  268
--------------------------------------------------------------------------------
    250   EASTLAKE, BANS, 5.000%, 12/01/04         257
--------------------------------------------------------------------------------
    500   EUCLID, GO, 5.300%, 12/01/07             529
--------------------------------------------------------------------------------
    500   EUCLID, GO, 5.450%, 12/01/08             532
--------------------------------------------------------------------------------
    500   EUCLID, GO, 5.000%, 12/01/12             513
--------------------------------------------------------------------------------
    250   EUCLID, GO, PRE-REFUNDED @ 102 (B),
           6.400%, 12/01/01                        260
--------------------------------------------------------------------------------
    245   FAIRFIELD, SDA, GO, FGIC, 5.650%,
          12/01/06                                 263
--------------------------------------------------------------------------------
    500   FINDLAY, GO, 5.500%, 07/01/08            536
--------------------------------------------------------------------------------
    250   FINDLAY, SEWER SYSTEM, GO, 5.200%,
          07/01/06                                 259
--------------------------------------------------------------------------------
    285   FRANKLIN COUNTY, CONVENTION FACILITY AUTHORITY,
           TAX & LEASE, RB, MBIA, 5.500%, 12/01/03 295
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$   500   FRANKLIN COUNTY, GO, 5.050%, 12/01/05 $  519
--------------------------------------------------------------------------------
    500   FRANKLIN COUNTY, HOSPITAL FACILITIES AUTHORITY,
           CHILDREN'S HOSPITAL PROJECT, SERIES A, RB,
           5.800%, 11/01/10                        517
--------------------------------------------------------------------------------
    500   FRANKLIN COUNTY, HOSPITAL FACILITIES AUTHORITY,
           CHILDREN'S HOSPITAL PROJECT, SERIES A, RB,
           PRE-REFUNDED @ 102 (B), 6.400%,
           11/01/01                                519
--------------------------------------------------------------------------------
    250   FRANKLIN COUNTY, HOSPITAL FACILITIES AUTHORITY,
           CHILDREN'S HOSPITAL, SERIES A, RB,
           6.500%, 05/01/07                        262
--------------------------------------------------------------------------------
    220   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           U.S. HEALTH, SERIES A, LOC: MORGAN
           GUARANTY TRUST, 4.900%, 12/01/21        220
--------------------------------------------------------------------------------
    305   FRANKLIN, ROAD EXTENSION, GO, MBIA,
           6.000%, 09/01/06                        328
--------------------------------------------------------------------------------
    580   GAHANNA, GO, 5.550%, 06/01/05            610
--------------------------------------------------------------------------------
    250   GRANDVIEW HEIGHTS, CSD, GO,
           5.400%, 12/01/05                        263
--------------------------------------------------------------------------------
    250   GRANDVIEW HEIGHTS, GO, 7.100%, 12/01/06  261
--------------------------------------------------------------------------------
    300   GREENE COUNTY, WATER SYSTEM, SERIES A,
           RB, FGIC, 5.750%, 12/01/09              329
--------------------------------------------------------------------------------
    300   HAMILTON COUNTY, BUILDING IMPROVEMENT
           MUSEUM CENTER, GO, 5.950%, 12/01/02     310
--------------------------------------------------------------------------------
    500   HAMILTON COUNTY, GO, 5.100%, 12/01/11    512
--------------------------------------------------------------------------------
    500   HAMILTON COUNTY, HOSPITAL FACILITIES AUTHORITY,
           CHILDREN'S HOSPITAL MEDICAL CENTER, SERIES D,
           RB, FGIC, 4.900%, 05/15/03              507
--------------------------------------------------------------------------------
    195   HAMILTON COUNTY, SEWER SYSTEM, RB,
           PRE-REFUNDED @ 102 (B), 6.400%,
           06/01/01                                201
--------------------------------------------------------------------------------
    305   HAMILTON COUNTY, SEWER SYSTEM, SERIES A,
           RB, 6.400%, 12/01/03                    314
--------------------------------------------------------------------------------
    500   HAMILTON COUNTY, WASTEWATER SYSTEM, SERIES A,
           RB, FSA, 4.800%, 10/15/12               505
--------------------------------------------------------------------------------
    315   HANCOCK COUNTY, GO, 5.200%, 12/01/08     329
--------------------------------------------------------------------------------
    170   HILLIARD, GO, 5.350%, 12/01/06           179
--------------------------------------------------------------------------------
    180   HILLIARD, GO, 5.500%, 12/01/07           191
--------------------------------------------------------------------------------
    500   HILLIARD, SDA, GO, 5.350%, 12/01/04      521
--------------------------------------------------------------------------------
    500   HILLIARD, SDA, GO, 4.800%, 12/01/08      515
--------------------------------------------------------------------------------
    245   INDIAN HILL, WATERWORKS IMPROVEMENT PROJECT,
           RB, 4.900%, 06/01/05                    250
--------------------------------------------------------------------------------
    500   JEFFERSON COUNTY, COUNTY JAIL CONSTRUCTION,
           GO, FSA, 4.950%, 12/01/12               511
--------------------------------------------------------------------------------
    500   KENT STATE UNIVERSITY, GENERAL RECEIPTS,
           RB, MBIA, 5.300%, 05/01/10              529
--------------------------------------------------------------------------------
    585   KETTERING, GO, 5.050%, 12/01/04          603
--------------------------------------------------------------------------------
    255   LAKEWOOD, CSD, GO, ETM, 5.050%, 12/01/05 264
--------------------------------------------------------------------------------
    535   LAKEWOOD, GO, 5.850%, 12/01/02           552
--------------------------------------------------------------------------------


       (See notes which are an integral part of the Financial Statements.)

================================================================================


                               -------------------------------------------------
HUNTINGTON OHIO TAX-FREE FUND  (CONTINUED)


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$   500   LORAIN COUNTY, CATHOLIC HEALTH CARE PARTNERS,
           SERIES B, RB, MBIA, 6.000%, 09/01/08 $  549
--------------------------------------------------------------------------------
    500   MASON, CSD, GO, 5.150%, 12/01/12         520
--------------------------------------------------------------------------------
    250   MENTOR, STREET IMPROVEMENT, SERIES 1991, GO,
           6.700%, 12/01/03                        258
--------------------------------------------------------------------------------
    250   MIAMI COUNTY, GO, 4.875%, 12/01/10       257
--------------------------------------------------------------------------------
    500   MIAMI UNIVERSITY, GENERAL RECEIPTS, RB,
           5.400%, 12/01/05                        524
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, GO, 5.400%, 12/01/11  529
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, MIAMI VALLEY HOSPITAL
           PROJECT, SERIES A, RB, AMBAC,
           6.100%, 11/15/02                        518
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, SERIES A, GO,
           PRE-REFUNDED @ 100 (B), 6.450%,
           09/01/01                                508
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, SERIES A, GO,
           PRE-REFUNDED @ 100 (B), 6.500%,
           09/01/01                                508
--------------------------------------------------------------------------------
    270   MONTGOMERY, GO, 5.600%, 12/01/05         277
--------------------------------------------------------------------------------
    285   MONTGOMERY, GO, 5.750%, 12/01/06         292
--------------------------------------------------------------------------------
    250   MUSKINGUM COUNTY, HOSPITAL FACILITIES
           AUTHORITY, BETHSHEBA CARE SYSTEM, RB,
           CONNIE LEE, 5.350%, 12/01/07            264
--------------------------------------------------------------------------------
    500   NORTHEAST, REGIONAL SEWER DISTRICT, RB,
           AMBAC, PRE-REFUNDED @ 101 (B),
           6.400%, 11/15/01                        515
--------------------------------------------------------------------------------
    235   NORWALK, GO, 5.550%, 04/01/09            251
--------------------------------------------------------------------------------
    250   NORWALK, GO, 5.600%, 04/01/10            267
--------------------------------------------------------------------------------
    500   OHIO STATE UNIVERSITY, GENERAL RECEIPTS,
           SERIES A-2, RB, 5.750%, 12/01/09        522
--------------------------------------------------------------------------------
    300   OHIO STATE, AQDA, CINCINNATI GAS & ELECTRIC,
           SERIES A, RB, 4.900%, 09/01/30          300
--------------------------------------------------------------------------------
    500   OHIO STATE, BUILDING AUTHORITY, CORRECTIONAL
           FACILITY, SERIES A, RB, 6.500%,
           10/01/04                                518
--------------------------------------------------------------------------------
    500   OHIO STATE, BUILDING AUTHORITY,
           JAMES RHODES PROJECT, SERIES A, RB,
           PRE-REFUNDED @ 102 (B), 6.200%,
           06/01/01                                514
--------------------------------------------------------------------------------
    300   OHIO STATE, EDA, SYSCO FOOD SERVICES OF
           CLEVELAND, RB, 6.600%, 12/01/03         317
--------------------------------------------------------------------------------
    445   OHIO STATE, HEF, DENSISON UNIVERSITY PROJECT,
           RB, 5.400%, 11/01/11                    465
--------------------------------------------------------------------------------
    250   OHIO STATE, HEF, JOHN CARROLL UNIVERSITY PROJECT,
           RB, 5.350%, 10/01/05                    261
--------------------------------------------------------------------------------
    600   OHIO STATE, HEF, OBERLIN COLLEGE, RB,
           5.250%, 10/01/14                        636
--------------------------------------------------------------------------------
    570   OHIO STATE, HEF, OHIO NORTHERN UNIVERSITY
           PROJECT, RB, 4.700%, 05/01/12           566
--------------------------------------------------------------------------------
    600   OHIO STATE, HEF, OHIO NORTHERN UNIVERSITY
           PROJECT, RB, 4.800%, 05/01/13           596
--------------------------------------------------------------------------------
    555   OHIO STATE, HEF, OHIO NORTHERN UNIVERSITY
           PROJECT, RB, CONNIE LEE,
           4.900%, 05/01/03                        564
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$   250   OHIO STATE, SPECIAL OBLIGATION, ELEMENTARY &
           SECONDARY CAPITAL FACILITY, SERIES A, RB,
           AMBAC, 5.800%, 06/01/03              $  259
--------------------------------------------------------------------------------
    750   OHIO STATE, TURNPIKE COMMISSION, SERIES A,
           RB, 5.350%, 02/15/09                    781
--------------------------------------------------------------------------------
    500   OHIO STATE, WDA, CLEAN WATER PROJECT, RB,
           MBIA, 5.650%, 06/01/05                  523
--------------------------------------------------------------------------------
    250   OLMSTED FALLS, LSD, GO, FGIC, ETM,
           6.300%, 12/15/01                        255
--------------------------------------------------------------------------------
    250   PICKERINGTON, LSD, GO, AMBAC,
           5.550%, 12/01/07                        263
--------------------------------------------------------------------------------
    500   ROCKY RIVER, CSD, GO, 5.150%, 12/01/08   527
--------------------------------------------------------------------------------
    500   RURAL LORAIN, WATER AUTHORITY, RB, AMBAC,
           4.950%, 10/01/04                        513
--------------------------------------------------------------------------------
    150   SOLON, GO, 5.650%, 12/01/05              155
--------------------------------------------------------------------------------
    500   SOLON, GO, 5.250%, 12/01/07              524
--------------------------------------------------------------------------------
    500   SOUTH WESTERN, CSD, GO, AMBAC,
           4.650%, 12/01/13                        495
--------------------------------------------------------------------------------
    250   SOUTH WESTERN, CSD, SERIES A, GO, AMBAC,
           6.000%, 12/01/04                        263
--------------------------------------------------------------------------------
    250   SPRINGFIELD, LSD, GO, 6.000%, 12/01/02   258
--------------------------------------------------------------------------------
    500   STRONGSVILLE, GO, 6.700%, 12/01/11       566
--------------------------------------------------------------------------------
    250   SUMMIT COUNTY, GO, MBIA, 5.650%,
           12/01/07                                264
--------------------------------------------------------------------------------
    500   TEAYS VALLEY, LSD, GO, FGIC,
           5.150%, 12/01/14                        515
--------------------------------------------------------------------------------
    500   TROY, CAPITAL FACILITIES, GO, 6.250%,
           12/01/11                                556
--------------------------------------------------------------------------------
    550   TWINSBURG, LSD, GO, FGIC, 5.400%,
           12/01/09                                589
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI, COP, MBIA,
           PRE-REFUNDED @ 102 (B), 6.400%,
           12/01/01                                260
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI, GENERAL RECEIPTS,
           SERIES R5, RB, 5.150%, 06/01/05         259
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI, GENERAL RECEIPTS,
           SERIES R9, RB, 5.600%, 06/01/09         257
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI, GENERAL RECEIPTS,
           SERIES V, RB, 5.250%, 06/01/08          260
--------------------------------------------------------------------------------
    265   UNIVERSITY OF CINCINNATI, GENERAL RECEIPTS,
           SERIES V, RB, 5.350%, 06/01/09          277
--------------------------------------------------------------------------------
    500   UNIVERSITY OF CINCINNATI, UNIVERSITY CENTER
           PROJECT, COP, MBIA, 5.100%, 06/01/11    524
--------------------------------------------------------------------------------
    500   VANDALIA, VARIOUS PURPOSE, GO,
           5.450%, 12/01/10                        529
--------------------------------------------------------------------------------
    175   WARREN COUNTY, SEWER IMPROVEMENT,
           LOWER MIAMI, GO, 5.250%, 12/01/08       183
--------------------------------------------------------------------------------
    185   WARREN COUNTY, SEWER IMPROVEMENT,
           LOWER MIAMI, GO, 5.350%, 12/01/09       194
--------------------------------------------------------------------------------
    400   WARREN COUNTY, WATER IMPROVEMENT,
           P&G PROJECT, GO, 5.250%, 12/01/07       420
--------------------------------------------------------------------------------

       (See notes which are an integral part of the Financial Statements.)

STATEMENT OF NET ASSETS
================================================================================

                               -------------------------------------------------
HUNTINGTON OHIO TAX-FREE FUND  (CONTINUED)


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$   235   WARREN COUNTY, WATERWORKS IMPROVEMENT
           PROJECT, RB, FGIC, ETM, 6.100%,
           12/01/02                            $   244
--------------------------------------------------------------------------------
    470   WESTERVILLE, GO, 5.900%, 12/01/04        494
--------------------------------------------------------------------------------
    500   WESTLAKE, CSD, GO, 5.500%, 12/01/10      534
--------------------------------------------------------------------------------
    500   WESTLAKE, GO, 5.350%, 12/01/10           534
--------------------------------------------------------------------------------
    250   WORTHINGTON, GO, FGIC, 5.850%, 06/01/02  256
--------------------------------------------------------------------------------
    250   WRIGHT STATE UNIVERSITY, GENERAL RECEIPTS,
           RB, AMBAC, 5.000%, 05/01/06             258
--------------------------------------------------------------------------------
TOTAL OHIO                                      48,606
--------------------------------------------------------------------------------
PUERTO RICO -- 1.2%
    500   PUERTO RICO COMMONWEALTH, GO, MBIA,
           6.500%, 07/01/11                        593
--------------------------------------------------------------------------------
TOTAL PUERTO RICO                                  593
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $47,258)            49,199
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.3% (COST $47,258)       49,199
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.7%          328
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   2,270,738 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                    $46,446
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   52,517 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                      1,152
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS       (12)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS       1,941
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                     $49,527
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $21.32
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES (D)         $21.31
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE
   PER SHARE -- INVESTMENT A SHARES
   ($21.31 / 95.25%)                            $22.37
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.


                                   ---------------------------------------------
HUNTINGTON MICHIGAN TAX-FREE FUND  DECEMBER 31, 2000


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.2%
--------------------------------------------------------------------------------
MICHIGAN -- 96.2%
$   300   ANCHOR BAY, CSD, GO, FGIC, 4.550%,
           05/01/13                            $   293
--------------------------------------------------------------------------------
    710   ANN ARBOR, WATER SUPPLY SYSTEM, SERIES T,
           RB, MBIA, 7.375%, 02/01/03              755
--------------------------------------------------------------------------------
    305   BYRON CENTER, PUBLIC SCHOOLS, GO, FSA,
           4.900%, 05/01/12                        311
--------------------------------------------------------------------------------
    500   CADILLAC, AREA PUBLIC SCHOOLS, GO, FGIC,
           5.375%, 05/01/10                        522
--------------------------------------------------------------------------------
    230   CEDAR SPRINGS, PUBLIC SCHOOLS, GO, FSA,
           4.850%, 05/01/12                        234
--------------------------------------------------------------------------------
    500   CHELSEA, SDA, GO, FGIC,
           PRE-REFUNDED @ 101 (B), 5.500%,
           05/01/05                                530
--------------------------------------------------------------------------------
    500   FOWLERVILLE COUNTY, SDA, GO, MBIA,
           PRE-REFUNDED @ 100 (B), 5.350%,
           05/01/07                                529
--------------------------------------------------------------------------------
    545   GRAND RAPIDS, DOWNTOWN DEVELOPMENT
           AUTHORITY, TA, MBIA, 6.600%, 06/01/08   592
--------------------------------------------------------------------------------
    310   GRANDVILLE, SDA, GO, FGIC, 6.000%,
           05/01/05                                332
--------------------------------------------------------------------------------
    490   GREENVILLE, PUBLIC SCHOOLS, GO, FSA,
           4.900%, 05/01/13                        496
--------------------------------------------------------------------------------
    500   GROSSE ILE TOWNSHIP, SDA, GO, FGIC,
           PRE-REFUNDED @ 100 (B), 5.600%,
           05/01/07                                536
--------------------------------------------------------------------------------
    500   HARRISON, COMMUNITY SCHOOLS, GO, AMBAC,
           5.800%, 05/01/05                        531
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
--------------------------------------------------------------------------------
$   655   HOLLAND, WATER SUPPLY SYSTEM, SERIES A, RB,
           5.250%, 07/01/12                     $  669
--------------------------------------------------------------------------------
    355   HOLTON, PUBLIC SCHOOLS, GO, FGIC, 4.800%,
           05/01/13                                357
--------------------------------------------------------------------------------
    500   HURON VALLEY, SDA, GO, FGIC,
           PRE-REFUNDED @ 100 (B), 5.450%,
           05/01/07                                532
--------------------------------------------------------------------------------
    420   JENISON, PUBLIC SCHOOLS, GO, FGIC,
           PRE-REFUNDED @ 101 (B), 5.400%,
           05/01/06                                447
--------------------------------------------------------------------------------
    450   KELLOGGSVILLE, PUBLIC SCHOOL, GO, FGIC,
           5.000%, 05/01/13                        459
--------------------------------------------------------------------------------
    500   KENOWA HILLS, PUBLIC SCHOOLS, GO, MBIA,
           5.500%, 05/01/08                        528
--------------------------------------------------------------------------------
    500   KENT COUNTY, HRB, PINE REST CHRISTIAN
           HOSPITAL PROJECT, RB, FGIC, 6.500%,
           11/01/10                                519
--------------------------------------------------------------------------------
    500   LAKE SHORE, PUBLIC SCHOOLS, GO, FSA,
           5.400%, 05/01/12                        523
--------------------------------------------------------------------------------
    350   LENAWEE COUNTY, BUILDING AUTHORITY,
           HUMAN SERVICES PROJECT, GO, AMBAC,
           6.000%, 05/01/09                        364
--------------------------------------------------------------------------------
    500   LINCOLN PARK, SDA, GO, FGIC,
           5.500%, 05/01/06                        529
--------------------------------------------------------------------------------
    110   MANCELONA, PUBLIC SCHOOLS, GO, FGIC,
           5.200%, 05/01/12                        113
--------------------------------------------------------------------------------

       (See notes which are an integral part of the Financial Statements.)

================================================================================


                                   ---------------------------------------------
HUNTINGTON MICHIGAN TAX-FREE FUND  (CONTINUED)


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
--------------------------------------------------------------------------------
$   500   MATTAWAN, SDA, GO, 6.400%, 05/01/09   $  523
--------------------------------------------------------------------------------
    500    MICHIGAN STATE, BUILDING AUTHORITY,
           SERIES II, RB, AMBAC, PRE-REFUNDED
           @ 102 (B), 6.750%, 10/01/01             520
--------------------------------------------------------------------------------
    750   MICHIGAN STATE, HFA, HOLLAND COMMUNITY
           HOSPITAL PROJECT, RB, 5.250%, 01/01/08  738
--------------------------------------------------------------------------------
    500   MICHIGAN STATE, HFA, MERCY HEALTH SERVICES,
           SERIES Q, RB, AMBAC, 5.100%, 08/15/07   521
--------------------------------------------------------------------------------
    660   MICHIGAN STATE, HFA, OTSEGO MEMORIAL
           HOSPITAL GAYLORD PROJECT, RB,
           LOC: BANK ONE, 6.000%, 01/01/09         676
--------------------------------------------------------------------------------
    200    MICHIGAN STATE, HFA, SAINT JOHN HOSPITAL
           PROJECT, SERIES A, RB,
           AMBAC, ETM, 5.750%, 05/15/04            210
--------------------------------------------------------------------------------
    615   MICHIGAN STATE, HFA, SPARROW OBLIGATED
           GROUP PROJECT, RB, MBIA, 6.300%,
           11/15/03                                638
--------------------------------------------------------------------------------
    420   MICHIGAN STATE, HOUSING DEVELOPMENT
           AUTHORITY, WALLED LAKE VILLA PROJECT,
           RB, FSA, 5.850%, 04/15/07               446
--------------------------------------------------------------------------------
    640   MICHIGAN STATE, SAGINAW VALLEY UNIVERSITY
           PROJECT, RB, AMBAC, 5.000%, 07/01/12    658
--------------------------------------------------------------------------------
    400   MICHIGAN STATE, STRATEGIC FUND, LUTHERAN
           SOCIAL SERVICES PROJECT, RB,
           LOC: FIRST OF AMERICA, 5.200%, 09/01/04 404
--------------------------------------------------------------------------------
    435   NORTHERN MICHIGAN UNIVERSITY, RB, AMBAC,
           PRE-REFUNDED @ 102, (B) 5.500%,
           06/01/03                                456
--------------------------------------------------------------------------------
    500   OAKLAND COUNTY, EDA, CRANBROOK ELDERLY
           COMMUNITY PROJECT, SERIES B, RB,
           PRE-REFUNDED @ 100 (B), 6.375%,
           11/01/04                                538
--------------------------------------------------------------------------------
    500   PAW PAW, SDA, GO, FGIC, 6.500%, 05/01/09 574
--------------------------------------------------------------------------------
    500   ROCKFORD, PUBLIC SCHOOLS, GO,
           5.600%, 05/01/05                        518
--------------------------------------------------------------------------------
    500   SAINT JOSEPH, HRB, MERCY MEMORIAL
           MEDICAL CENTER PROJECT, RB, AMBAC,
           5.125%, 01/01/09                        513
--------------------------------------------------------------------------------
    230   SARANAC, SDA, GO, 5.700%, 05/01/07       241
--------------------------------------------------------------------------------
    400   TROY, DOWNTOWN DEVELOPMENT AUTHORITY,
           SERIES A, TA, 6.100%, 11/01/10          438
--------------------------------------------------------------------------------
    300   UNIVERSITY OF MICHIGAN, HOSPITAL PROJECT,
           SERIES A-1, RB, 5.250%, 12/01/10        306
--------------------------------------------------------------------------------
    500   UNIVERSITY OF MICHIGAN, MAJOR CAPITAL PROJECTS,
           SERIES B, RB, 5.800%, 04/01/10          524
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
--------------------------------------------------------------------------------
$   500   UTICA, COMMUNITY SCHOOLS, GO,
           5.700%, 05/01/06                     $  524
--------------------------------------------------------------------------------
    405   WARREN, TRANSPORTATION FUND, GO,
           5.000%, 06/01/07                        410
--------------------------------------------------------------------------------
    500   WEST OTTAWA, SDA, GO, FGIC,
           5.400%, 05/01/09                        528
--------------------------------------------------------------------------------
TOTAL MICHIGAN                                  21,605
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $20,694)            21,605
--------------------------------------------------------------------------------
MONEY MARKET -- 2.6%
--------------------------------------------------------------------------------
584,740   FEDERATED MICHIGAN MUNICIPAL CASH TRUST  585
--------------------------------------------------------------------------------
TOTAL MONEY MARKET (COST $585)                     585
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.8% (COST $21,279)       22,190
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.2%          261
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   1,530,050 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                     15,809
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   565,512 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                      5,795
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS       (64)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         911
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                     $22,451
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $10.71
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES (D)         $10.71
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE
   PER SHARE -- INVESTMENT A SHARES
   ($10.71 / 95.25%)                            $11.24
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.



       (See notes which are an integral part of the Financial Statements.)

STATEMENT OF NET ASSETS
================================================================================


                                         ---------------------------------------
HUNTINGTON FIXED INCOME SECURITIES FUND  DECEMBER 31, 2000


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 79.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.3%
$ 1,000   BOEING, 7.250%, 06/15/25             $ 1,046
  1,000   GOODRICH BF, 6.450%, 04/15/08            941
--------------------------------------------------------------------------------
                                                 1,987
--------------------------------------------------------------------------------
AGRICULTURAL PRODUCTS -- 0.6%
  1,000   CARGILL MTN, 6.875%, 05/01/28            902
--------------------------------------------------------------------------------
                                                   902
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 0.9%
  1,500   VF, 7.600%, 04/01/04                   1,500
--------------------------------------------------------------------------------
                                                 1,500
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT -- 1.9%
  1,500   BORG-WARNER AUTOMOTIVE, 7.000%,
           11/01/06                              1,348
  1,000   CARLISLE, 7.250%, 01/15/07             1,015
  1,000   DANA, 6.500%, 03/15/08                   670
--------------------------------------------------------------------------------
                                                 3,033
--------------------------------------------------------------------------------
BANKS -- 8.2%
  1,000   ABBEY NATIONAL PLC, 6.690%, 10/17/05   1,010
  1,000   ABN-AMRO, 7.250%, 05/31/05             1,031
  1,000   BANK ONE, 7.000%, 07/15/05             1,014
  1,000   CENTURA BANK, 6.500%, 03/15/09           925
  1,000   CITICORP, 7.250%, 09/01/08             1,021
  1,000   FIRST TENNESSEE BANK, 6.400%, 04/01/08   951
  1,000   KEYCORP, 6.750%, 03/15/06                999
  1,000   MELLON BANK, 6.500%, 08/01/05          1,010
  1,000   NATIONAL BANK CANADA (NEW YORK),
           7.750%, 11/01/09                      1,021
  1,000   NBD BANCORP, 7.125%, 05/15/07          1,022
  1,000   SWISS BANK, 7.250%, 09/01/06           1,031
  2,000   WILMINGTON TRUST, 6.625%, 05/01/08     1,942
--------------------------------------------------------------------------------
                                                12,977
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.9%
  1,500   HANSON PLC, 7.875%, 09/27/10           1,493
--------------------------------------------------------------------------------
                                                 1,493
--------------------------------------------------------------------------------
CHEMICALS -- 3.2%
    500   AIR PRODUCTS & CHEMICALS, 8.875%,
           08/01/01                                504
  1,500   DOW CHEMICAL, 8.550%, 10/15/09         1,691
  1,000   ENGLISH CHINA CLAYS, 7.375%, 10/01/02  1,024
  1,000   GREAT LAKES CHEMICAL, 7.000%, 07/15/09   987
  1,000   LUBRIZOL, 5.875%, 12/01/08               944
--------------------------------------------------------------------------------
                                                 5,150
--------------------------------------------------------------------------------
COMPUTERS -- 0.7%
  1,000   SUN MICROSYSTEMS, 7.650%, 08/15/09     1,042
--------------------------------------------------------------------------------
                                                 1,042
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 1.4%
  1,000   NEWELL RUBBERMAID, 6.600%, 11/15/06    1,009
  1,300   SMURFIT CAPITAL FUNDING, 6.750%,
           11/20/05                              1,259
--------------------------------------------------------------------------------
                                                 2,268
--------------------------------------------------------------------------------
DIVERSIFIED MINERALS -- 0.6%
  1,000   NORANDA, 7.000%, 07/15/05                976
--------------------------------------------------------------------------------
                                                   976
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 2.0%
$ 1,500   AMERICAN HOME PRODUCTS, 6.500%,
           10/15/02                            $ 1,509
  1,000   AMGEN, 6.500%, 12/01/07                  996
    615   AVENTIS, 7.750%, 01/15/02                620
--------------------------------------------------------------------------------
                                                 3,125
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 7.7%
  1,000   ATLANTIC CITY ELECTRIC, 6.750%, 05/12/08 994
  1,000   CINCINNATI GAS & ELECTRIC, 6.400%,
           04/01/08                                949
  1,000   CLECO UTILITY GROUP MTN, 6.520%,
           05/15/09                                955
  1,000   CSW INVESTMENTS (A), 7.450%, 08/01/06    990
  1,100   DUKE ENERGY, 6.375%, 03/01/08          1,077
  1,300   JERSEY CENTRAL POWER & LIGHT,
           7.125%, 10/01/04                      1,295
  1,000   KONINKLIJKE PHILIPS ELECTRIC, 8.375%,
           09/15/06                              1,059
  1,000   MINNESOTA POWER & LIGHT, 7.750%,
           06/01/07                              1,025
  1,000   NORTHWESTERN, 7.100%, 08/01/05         1,034
  1,000   OTTER TAIL POWER, 6.375%, 12/01/07       981
  1,000   PUBLIC SERVICE ELECTRIC & GAS,
           6.250%, 01/01/07                        977
  1,000   TXU EASTERN FUNDING, 6.750%, 05/15/09    942
--------------------------------------------------------------------------------
                                                12,278
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 0.6%
  1,000   MOTOROLA, 7.500%, 05/15/25               950
--------------------------------------------------------------------------------
                                                   950
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.9%
  1,000   COUNTRY WIDE FUNDING, 8.250%, 07/15/02 1,022
  1,000   EVEREST REINSURANCE HOLDINGS,
           8.750%, 03/15/10                      1,088
  1,000   FBG FINANCE, 6.750%, 11/15/05            987
  1,000   FORD MOTOR CREDIT, 7.750%, 03/15/05    1,031
  1,000   MBNA, 6.875%, 06/01/05                   984
  1,000   NATIONAL RURAL UTILITY, 7.200%,
           10/01/15                              1,030
--------------------------------------------------------------------------------
                                                 6,142
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.9%
  1,000   ARCHER DANIELS MIDLAND, 7.500%, 03/15/27 976
    800   GERBER PRODUCTS, 9.000%, 10/15/06        908
    750   GRAND METRO, 7.125%, 09/15/04            768
    500   PHILIP MORRIS, 7.625%, 05/15/02          502
  1,000   RALSTON PURINA, 9.250%, 10/15/09       1,137
    250   UNIVERSAL, 9.250%, 02/15/01              251
--------------------------------------------------------------------------------
                                                 4,542
--------------------------------------------------------------------------------
FOREIGN -- 4.9%
  1,000   CITY OF BARCELONA, 8.125%, 02/15/05    1,072
  1,000   GEN DE CATAUNYA GENCAT, 6.375%,
           12/15/07                                991
  1,000   HYDRO QUEBEC, 9.750%, 01/15/18         1,059
  1,000   PROVINCE OF ONTARIO, 6.000%, 02/21/06    999
  1,000   PROVINCE OF QUEBEC, 8.625%, 01/19/05   1,080
  1,000   REPUBLIC OF FINLAND, 7.875%, 07/28/04  1,065
  1,550   REPUBLIC OF ICELAND, 6.125%, 02/01/04  1,552
--------------------------------------------------------------------------------
                                                 7,818
--------------------------------------------------------------------------------
INSURANCE -- 5.3%
  1,000   ANTHEM INSURANCE (A), 9.125%, 04/01/10   982
  1,000   CINCINNATI FINANCIAL, 6.900%, 05/15/28   888
  1,000   GEICO, 7.500%, 04/15/05                1,044
  1,000   LINCOLN NATIONAL, 7.250%, 05/15/05     1,023
  2,000   MONY GROUP, 8.350%, 03/15/10           2,083
  1,000   ST PAUL, 7.050%, 03/07/07              1,020
  1,300   SUNAMERICA MTN, 7.340%, 08/30/05       1,365
--------------------------------------------------------------------------------
                                                 8,405
--------------------------------------------------------------------------------

       (See notes which are an integral part of the Financial Statements.)

================================================================================


                                         ---------------------------------------
HUNTINGTON FIXED INCOME SECURITIES FUND  (CONTINUED)


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 1.9%
$ 1,000   BEAR STEARNS, 6.625%, 01/15/04        $  995
  1,000   GOLDMAN SACHS GROUP, 7.350%, 10/01/09  1,021
  1,000   SALOMON SMITH BARNEY, 6.750%, 01/15/06 1,005
--------------------------------------------------------------------------------
                                                 3,021
--------------------------------------------------------------------------------
LUMBER & WOOD PRODUCTS -- 1.5%
  1,200   GEORGIA PACIFIC, 9.950%, 06/15/02      1,203
    250   WEYERHAEUSER, 9.050%, 02/01/03           263
  1,000   WEYERHAEUSER, 7.250%, 07/01/13           988
--------------------------------------------------------------------------------
                                                 2,454
--------------------------------------------------------------------------------
MACHINERY -- 4.2%
  1,000   BLACK & DECKER, 7.500%, 04/01/03       1,010
  1,000   BRIGGS & STRATTON, 7.250%, 09/15/07    1,021
  1,000   CATERPILLAR, 9.375%, 08/15/11          1,179
  1,000   CUMMINS ENGINE, 7.125%, 03/01/28         711
  1,000   DEERE, 8.500%, 01/09/22                1,110
    750   PENTAIR, 7.850%, 10/15/09                715
  1,000   THERMO ELECTRON, 7.625%, 10/30/08        985
--------------------------------------------------------------------------------
                                                 6,731
--------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.6%
  1,000   CARNIVAL, 6.150%, 10/01/03               983
--------------------------------------------------------------------------------
                                                   983
--------------------------------------------------------------------------------
MEASURING DEVICES -- 2.2%
  1,000   JOHNSON CONTROL, 6.300%, 02/01/08        963
  1,000   PARKER-HANNIFIN MTN, 5.650%, 09/15/03    985
  1,000   PERKINELMER, 6.800%, 10/15/05          1,006
    500   WATTS INDUSTRIES, 8.375%, 12/01/03       529
--------------------------------------------------------------------------------
                                                 3,483
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 1.3%
  1,000   EATON, 8.900%, 08/15/06                1,083
  1,000   NORSK HYDRO, 6.700%, 01/15/18            933
--------------------------------------------------------------------------------
                                                 2,016
--------------------------------------------------------------------------------
PETROLEUM REFINING -- 1.9%
  1,000   AMERADA HESS, 7.375%, 10/01/09         1,041
  1,000   ASHLAND, 7.710%, 05/11/07              1,023
  1,000   KERR-MCGEE, 6.625%, 10/15/07             986
--------------------------------------------------------------------------------
                                                 3,050
--------------------------------------------------------------------------------
PRECIOUS METALS -- 0.6%
  1,000   BARRICK GOLD FINANCE, 7.500%, 05/01/07 1,010
--------------------------------------------------------------------------------
                                                 1,010
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 2.2%
  1,000   E.W. SCRIPPS, 6.625%, 10/15/07           996
  1,200   KNIGHT-RIDDER, 9.875%, 04/15/09        1,406
  1,000   REYNOLDS & REYNOLDS, 7.000%, 12/15/06  1,020
--------------------------------------------------------------------------------
                                                 3,422
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 1.1%
  1,000   OLSTEN, 7.000%, 03/15/06                 974
  1,000   SERVICEMASTER, 6.950%, 08/15/07          816
--------------------------------------------------------------------------------
                                                 1,790
--------------------------------------------------------------------------------
RAILROADS -- 1.4%
  1,000   ATCHISON TOPEKA & SANTA FE PACIFIC,
           6.550%, 07/01/06                        999
  1,000   CANADIAN NATIONAL, 7.000%, 03/15/04    1,016
    250   UNION PACIFIC, 9.625%, 12/15/02          265
--------------------------------------------------------------------------------
                                                 2,280
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 1.6%
$   500   KIMCO REALTY, 6.500%, 10/01/03        $  498
  1,000   NEW PLAN EXCEL REALTY, 7.400%, 09/15/09  958
  1,000   WEINGARTEN REALTY INVESTMENT,
           7.350%, 07/20/09                      1,001
--------------------------------------------------------------------------------
                                                 2,457
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.6%
  1,000   HERTZ, 7.000%, 07/15/03                1,009
--------------------------------------------------------------------------------
                                                 1,009
--------------------------------------------------------------------------------
RETAIL -- 5.2%
  1,000   DARDEN RESTAURANTS, 6.375%, 02/01/06     938
    250   LIMITED, 9.125%, 02/01/01                250
  1,000   LIMITED, 7.800%, 05/15/02              1,011
  1,000   LOWE'S, 8.250%, 06/01/10               1,054
  1,000   MCDONALD'S, 8.875%, 04/01/11           1,168
  1,000   NORDSTROM, 6.950%, 03/15/28              768
  2,000   TANDY, 6.950%, 09/01/07                2,010
  1,000   WINN-DIXIE (A), 8.181%, 09/01/24       1,002
--------------------------------------------------------------------------------
                                                 8,201
--------------------------------------------------------------------------------
RUBBER & PLASTIC -- 0.5%
  1,000   COOPER TIRE & RUBBER, 7.750%, 12/15/09   869
--------------------------------------------------------------------------------
                                                   869
--------------------------------------------------------------------------------
SPECIALTY CONSTRUCTION -- 0.6%
  1,000   KINDER MORGAN, 6.800%, 03/01/08          983
--------------------------------------------------------------------------------
                                                   983
--------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 1.2%
  1,000   CARPENTER TECHNOLOGY, 6.530%, 04/15/09   958
  1,000   WORTHINGTON INDUSTRIES, 7.125%,
           05/15/06                              1,018
--------------------------------------------------------------------------------
                                                 1,976
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 2.8%
  1,000   ALLTEL OHIO LP (A), 8.000%, 08/15/10   1,038
  1,000   AMERITECH CAPITAL FUNDING, 6.550%,
           01/15/28                                896
  1,000   COMSAT, 8.950%, 05/15/01               1,008
    900   GTE, 9.100%, 06/01/03                    953
    500   NORTEL NETWORKS, 8.750%, 06/12/01        504
--------------------------------------------------------------------------------
                                                 4,399
--------------------------------------------------------------------------------
TRUCKING -- 0.5%
  1,000   RYDER SYSTEM MTN, 6.950%, 12/01/25       750
--------------------------------------------------------------------------------
                                                   750
--------------------------------------------------------------------------------
WHOLESALE -- 0.6%
  1,000   CARDINAL HEALTH, 6.000%, 01/15/06        960
--------------------------------------------------------------------------------
                                                   960
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $127,183)          126,432
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.2%
--------------------------------------------------------------------------------
  1,163   POOL # 345128, 6.500%, 01/15/24        1,150
    554   POOL # 352982, 7.500%, 05/15/24          564
  1,184   POOL # 372962, 7.000%, 03/15/24        1,189
    368   POOL # 373015, 8.000%, 06/15/24          377
    305   POOL # 391615, 8.500%, 09/15/24          314
--------------------------------------------------------------------------------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (COST $3,558)                                 3,594
--------------------------------------------------------------------------------


       (See notes which are an integral part of the Financial Statements.)

STATEMENT OF NET ASSETS
================================================================================


                                         ---------------------------------------
HUNTINGTON FIXED INCOME SECURITIES FUND  (CONTINUED)


--------------------------------------------------------------------------------

SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
GOVERNMENT AGENCY -- 8.2%
--------------------------------------------------------------------------------
$12,000   FHLB, 7.375%, 02/12/10             $  13,142
--------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCY (COST $12,034)          13,142
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 2.3%
--------------------------------------------------------------------------------
  1,000   8.750%, 08/15/20                       1,374
  2,000   6.625%, 02/15/27                       2,284
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST $3,203)          3,658
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.7%
--------------------------------------------------------------------------------
  1,000   HARVARD UNIVERSITY, 8.125%, 04/15/07   1,096
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $1,048)              1,096
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 5.2%
--------------------------------------------------------------------------------
  7,000   PACIFIC GAS & ELECTRIC, 6.500%,
           02/15/01                              6,943
  1,288   PRUDENTIAL FUNDING, 5.954%, 01/02/01   1,288
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $8,231)             8,231
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.1%  (COST $155,257)    156,153
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.9%        2,959
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   7,802,825 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                   $160,576
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   55,925 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                      1,308
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   69 OUTSTANDING SHARES OF BENEFICIAL INTEREST      1
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS    (3,669)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         896
--------------------------------------------------------------------------------
TOTAL NET ASSETS-- 100.0%                     $159,112
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $20.25
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE-- INVESTMENT A SHARES (D)          $20.25
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE
   PER SHARE -- INVESTMENT A SHARES
   ($20.25 / 95.25%)                            $21.26
--------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE
   PER SHARE -- INVESTMENT B SHARES             $20.25
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.


                                                --------------------------------
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND  DECEMBER 31, 2000


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE-BACKED AGENCIES -- 17.0%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.8%
$   604   POOL # 124308, 7.500%, 05/01/07       $  616
     14   POOL # 214693, 9.000%, 12/01/01           15
--------------------------------------------------------------------------------
                                                   631
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.-- REMIC -- 13.5%
  2,436   SERIES 1992-210, CLASS H, 6.500%,
           03/25/19                              2,431
  2,000   SERIES 1994-51, CLASS PH, 6.500%,
           01/25/23                              2,017
  2,000   SERIES 1994-56, CLASS H, 6.000%,
           07/25/22                              1,981
  2,000   SERIES 1998-46, CLASS PJ, 6.250%,
           12/18/22                              1,993
  2,000   SERIES 2199, CLASS PE, 6.750%,
           03/15/24                              1,998
--------------------------------------------------------------------------------
                                                10,420
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.7%
    977   POOL # 477013, 7.500%, 10/15/29          994
  1,032   POOL # 505082, 7.500%, 07/15/29        1,049
--------------------------------------------------------------------------------
                                                 2,043
--------------------------------------------------------------------------------
TOTAL GOVERNMENT MORTGAGE-BACKED AGENCIES
   (COST $13,090)                               13,094
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES -- 61.0%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 27.0%
  3,000   7.605%, 02/25/15                     $ 3,251
  2,000   7.375%, 02/12/10                       2,190
  3,000   7.250%, 05/15/03                       3,109
  2,000   7.250%, 05/13/05                       2,115
  3,000   7.125%, 02/15/05                       3,151
  1,000   6.480%, 01/08/02                       1,000
  2,000   6.185%, 05/06/08                       2,031
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES -- (CONTINUED)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK-- (CONTINUED)
$ 2,000   6.030%, 04/17/03                     $ 1,994
  2,000   5.985%, 04/09/09                       1,993
--------------------------------------------------------------------------------
                                                20,834
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 13.7%
  1,000   7.000%, 02/15/03                       1,028
  2,000   7.000%, 07/06/05                       2,000
  2,000   6.830%, 06/15/05                       1,999
  3,000   6.540%, 11/06/07                       2,997
  2,500   6.120%, 01/21/03                       2,495
--------------------------------------------------------------------------------
                                                10,519
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.3%
  2,000   7.550%, 04/22/02                       2,047
  1,500   6.900%, 08/21/07                       1,525
  4,000   6.880%, 11/20/06                       4,033
  1,000   6.330%, 10/02/02                       1,000
  1,000   6.240%, 01/14/08                         995
  1,120   6.170%, 01/15/08                       1,113
  2,000   6.160%, 06/16/03                       1,996
  3,000   6.000%, 02/23/09                       2,947
--------------------------------------------------------------------------------
                                                15,656
--------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCIES (COST $46,131)        47,009
--------------------------------------------------------------------------------

       (See notes which are an integral part of the Financial Statements.)

================================================================================


                                                --------------------------------
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND  (CONTINUED)


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 15.4%
--------------------------------------------------------------------------------
$ 1,000   7.875%, 11/15/04                     $ 1,095
  1,000   7.500%, 02/15/05                       1,088
  2,000   7.250%, 05/15/04                       2,129
  2,000   7.000%, 07/15/06                       2,177
  2,000   6.875%, 05/15/06                       2,164
  1,000   6.500%, 10/15/06                       1,067
  2,000   6.125%, 08/15/07                       2,105
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST $11,230)        11,825
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.9%
--------------------------------------------------------------------------------
  3,000   PACIFIC GAS & ELECTRIC, 6.500%,
           02/15/01                              2,976
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $2,976)             2,976
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
--------------------------------------------------------------------------------
  1,106   MORGAN STANLEY DEAN WITTER, 5.850%,
           DATED 12/29/00, DUE 01/02/01,
           REPURCHASE PRICE $1,106,819
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE $800,000,
           13.875%, 05/15/11, TOTAL MARKET
           VALUE $1,136,492)                     1,106
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $1,106)         1,106
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.7%  (COST $74,533)      76,010
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.3%        1,037
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 7,369,232 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                        $ 75,558
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 166,779 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           1,881
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS    (1,869)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS       1,477
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $ 77,047
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE --- TRUST SHARES                   $10.22
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES (D)         $10.22
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE
   PER SHARE -- INVESTMENT A SHARES
   ($10.22 / 95.25%)                            $10.73
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.


                                              ----------------------------------
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME    DECEMBER 31, 2000
SECURITIES FUND


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 80.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.9%
$ 1,000   AAR, 9.500%, 11/01/01                $ 1,019
--------------------------------------------------------------------------------
                                                 1,019
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT -- 0.7%
  1,000   DANA, 6.250%, 03/01/04                   785
--------------------------------------------------------------------------------
                                                   785
--------------------------------------------------------------------------------
BANKS -- 6.2%
  1,000   AMSOUTH BANCORP, 7.750%, 05/15/04      1,014
  1,000   BANK ONE COLUMBUS, 7.375%, 12/01/02    1,020
  1,000   FIRST BANK MINNESOTA, 7.550%, 06/15/04 1,032
  1,000   FLEETBOSTON FINANCIAL, 8.125%,
            07/01/04                             1,051
  1,000   HOME SAVINGS OF AMERICA, 6.500%,
            08/15/04                               990
  1,000   NATIONAL CITY BANK, 7.190%, 11/15/04   1,007
  1,000   SUSQUEHANNA BANKSHARES, 6.300%, 02/01/03 999
--------------------------------------------------------------------------------
                                                 7,113
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 0.9%
  1,000   AVON PRODUCTS, 6.900%, 11/15/04        1,014
--------------------------------------------------------------------------------
                                                 1,014
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.7%
  1,000   LAFARGE MTN, 9.320%, 04/24/01          1,005
  1,000   YORK INTERNATIONAL, 6.750%, 03/01/03   1,012
--------------------------------------------------------------------------------
                                                 2,017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
CHEMICALS -- 2.5%
$ 1,000   AKZO NOBEL (A), 6.000%, 11/15/03      $  987
  1,000   EQUISTAR CHEMICAL, 8.500%, 02/15/04      926
  1,000   PRAXAIR, 6.150%, 04/15/03                982
--------------------------------------------------------------------------------
                                                 2,895
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.8%
  1,000   SONY, 6.125%, 03/04/03                 1,002
--------------------------------------------------------------------------------
                                                 1,002
--------------------------------------------------------------------------------
COMPUTERS -- 0.9%
  1,000   SUN MICROSYSTEMS, 7.350%, 08/15/04     1,024
--------------------------------------------------------------------------------
                                                 1,024
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 4.4%
  1,000   COOPER INDUSTRIES, 5.780%, 01/16/03      979
  1,000   HARRIS BANCORP, 9.375%, 06/01/01       1,011
  1,000   HONEYWELL INTERNATIONAL, 9.875%,
           06/01/02                              1,049
  1,000   NISOURCE CAPITAL MARKETS MTN,
           7.390%, 04/01/04                      1,016
  1,000   TYCO INTERNATIONAL GROUP, 5.875%,
           11/01/04                                977
--------------------------------------------------------------------------------
                                                 5,032
--------------------------------------------------------------------------------

       (See notes which are an integral part of the Financial Statements.)

STATEMENT OF NET ASSETS
================================================================================


                                           -------------------------------------
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME (CONTINUED)
SECURITIES FUND


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 11.6%
$ 1,000   ATLANTIC CITY ELECTRIC, 6.000%,
           01/15/03                             $  997
  1,000   AVNET, 6.450%, 08/15/03                  965
  1,000   CINCINATTI GAS & ELECTRIC, 6.450%,
           02/15/04                                991
  1,000   CON EDISON, 7.625%, 03/01/04           1,034
    500   CSW INVESTMENTS (A), 6.950%, 08/01/01    499
  1,000   DETROIT EDISON, 6.560%, 05/01/01       1,000
  1,000   EDISON INTERNATIONAL, 6.875%, 09/15/04   831
  1,000   INDIANA MICHIGAN POWER, 6.875%,
           07/01/04                              1,006
  1,000   METROPOLITAN EDISON, 7.220%, 01/30/03  1,017
  1,000   OHIO POWER, 6.750%, 07/01/04           1,001
  1,000   PUBLIC SERVICE, 6.000%, 04/15/03         991
  1,000   PUBLIC SERVICE ELECTRIC & GAS,
           6.875%, 01/01/03                      1,006
  1,000   ROCHESTER GAS & ELECTRIC, 8.250%,
           03/15/02                              1,022
  1,000   SCANA, 6.050%, 01/13/03                  994
--------------------------------------------------------------------------------
                                                13,354
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 16.5%
  1,000   BOMBARDIER CAPITAL (A), 7.500%,
           08/15/04                              1,024
  1,000   CHARLES SCHWAB, 6.040%, 04/29/04         986
  1,000   CIT GROUP, 5.500%, 02/15/04              956
  1,000   DONALDSON LUFKIN JENRETTE MTN,
           6.150%, 05/04/04                        989
  1,000   DUKE CAPITAL, 7.250%, 10/01/04         1,030
  1,000   FORD MOTOR CREDIT, 7.500%, 06/15/04    1,019
  1,000   GREENPOINT BANK, 6.700%, 07/15/02      1,002
  2,000   H.R. BLOCK, 6.750%, 11/01/04           1,978
  2,000   HELLER FINANCIAL, 8.000%, 06/15/05     2,078
  1,000   LEHMAN BROTHERS HOLDINGS, 6.625%,
           04/01/04                                996
  1,000   MBNA AMERICAN BANK, 6.875%, 07/15/04     984
  1,000   MCKESSON FINANCIAL (A), 6.550%, 11/01/02 978
  1,000   NATONAL RURAL UTILITY, 5.300%, 10/20/03  981
  1,000   PAINE WEBBER GROUP, 6.375%, 05/15/04   1,004
  1,000   SCOTLAND INTERNATIONAL (A), 8.800%,
           01/27/04                              1,063
  1,000   TOYOTA MOTOR CREDIT, 5.625%, 11/13/03    989
  1,000   TRANSAMERICA FINANCIAL AGENCY,
           6.370%, 05/14/04                        993
--------------------------------------------------------------------------------
                                                19,050
--------------------------------------------------------------------------------
FOOD & KINDRED PRODUCTS -- 0.8%
  1,000   TYSON FOODS, 6.000%, 01/15/03            991
--------------------------------------------------------------------------------
                                                   991
--------------------------------------------------------------------------------
GAS & NATURAL GAS -- 2.6%
  1,000   CONSOLIDATED NATURAL GAS, 7.250%,
           10/01/04                              1,021
  1,000   NATIONAL FUEL GAS, 6.820%, 08/01/04    1,006
  1,000   NORTHWEST NATURAL GAS, 5.550%, 11/12/02  985
--------------------------------------------------------------------------------
                                                 3,012
--------------------------------------------------------------------------------
HOUSEHOLD FURNITURE & FIXTURES -- 0.8%
  1,000   LEGGETT & PLATT, 6.070%, 03/19/03      1,000
--------------------------------------------------------------------------------
                                                 1,000
--------------------------------------------------------------------------------
INSURANCE -- 2.6%
  1,000   HARLEYSVILLE GROUP, 6.750%, 11/15/03   1,005
  1,000   HARTFORD LIFE, 6.900%, 06/15/04        1,014
  1,000   METROPOLITAN LIFE, 6.300%, 11/01/03      994
--------------------------------------------------------------------------------
                                                 3,013
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
MACHINERY -- 3.5%
$ 1,000   BLACK & DECKER, 7.500%, 04/01/03     $ 1,010
  1,000   CATERPILLAR FINANCIAL, 6.875%,
           08/01/04                              1,014
  1,000   INGERSOLL RAND, 6.875%, 02/01/03       1,013
  1,000   STANLEY WORKS, 5.750%, 03/01/04          985
--------------------------------------------------------------------------------
                                                 4,022
--------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.9%
  1,000   CARNIVAL, 7.700%, 07/15/04             1,025
--------------------------------------------------------------------------------
                                                 1,025
--------------------------------------------------------------------------------
MEASURING DEVICES -- 0.8%
  1,000   PARKER-HANNIFIN MTN, 5.650%, 09/15/03    985
--------------------------------------------------------------------------------
                                                   985
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.8%
  1,000   BOSTON SCIENTIFIC, 6.625%, 06/15/05      910
--------------------------------------------------------------------------------
                                                   910
--------------------------------------------------------------------------------
METALS & MINING -- 0.9%
  1,000   TECK, 8.700%, 05/01/02                 1,030
--------------------------------------------------------------------------------
                                                 1,030
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 2.6%
  1,000   FIRST DATA, 6.625%, 04/01/03           1,003
  1,000   INTERNATIONAL PAPER, 7.625%, 08/01/04  1,024
  1,000   ORACLE, 6.720%, 02/15/04               1,013
--------------------------------------------------------------------------------
                                                 3,040
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.8%
  1,000   FORT JAMES, 6.625%, 09/15/04             933
--------------------------------------------------------------------------------
                                                   933
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.8%
  1,000   ANADARKO PETROLEUM, 6.750%, 03/15/03   1,010
  1,000   ONEOK (A), 7.750%, 03/01/05            1,038
--------------------------------------------------------------------------------
                                                 2,048
--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT -- 0.9%
  1,000   EASTMAN KODAK, 9.375%, 03/15/03        1,048
--------------------------------------------------------------------------------
                                                 1,048
--------------------------------------------------------------------------------
RAILROADS -- 0.5%
    575   UNION PACIFIC, 7.060%, 05/15/03          578
--------------------------------------------------------------------------------
                                                   578
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 2.6%
  1,000   HOMESIDE LENDING MTN, 6.200%, 05/15/03   991
  1,000   SIMON PROPERTY GROUP, 6.750%, 02/09/04   980
  1,000   SPIEKER PROPERTIES LP, 6.800%,
           12/15/01                              1,001
--------------------------------------------------------------------------------
                                                 2,972
--------------------------------------------------------------------------------
RETAIL -- 4.1%
  1,000   AUTOZONE, 6.000%, 11/01/03               929
  1,000   DOLLAR GENERAL (A), 8.625%, 06/15/10   1,032
  1,000   DUTY FREE INTERNATIONAL, 7.000%,
           01/15/04                                988
    750   SAFEWAY, 8.570%, 04/01/03                781
  1,000   SEARS ROEBUCK, 8.470%, 03/11/02        1,016
--------------------------------------------------------------------------------
                                                 4,746
--------------------------------------------------------------------------------

       (See notes which are an integral part of the Financial Statements.)

================================================================================


                                           -------------------------------------
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME (CONTINUED)
SECURITIES FUND


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 3.1%
$ 1,000   AIRTOUCH COMMUNICATIONS,
           7.125%, 07/15/01                  $   1,004
  1,000   AT&T CAPITAL, 6.900%, 01/30/02         1,008
  1,500   DEUTSCHE TELEKOM, 7.750%, 06/15/05     1,530
--------------------------------------------------------------------------------
                                                 3,542
--------------------------------------------------------------------------------
TRUCKING & LEASING -- 0.9%
  1,000   ROLLINS TRUCK LEASING, 7.000%,
           03/15/03                              1,001
--------------------------------------------------------------------------------
                                                 1,001
--------------------------------------------------------------------------------
WHOLESALE -- 2.6%
  1,000   AVNET, 7.875%, 02/15/05                  989
  1,000   CARDINAL HEALTH, 6.500%, 02/15/04        991
  1,000   SUPER VALUE, 7.625%, 09/15/04          1,019
--------------------------------------------------------------------------------
                                                 2,999
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $93,325)            93,200
--------------------------------------------------------------------------------
GOVERNMENT AGENCY -- 11.3%
--------------------------------------------------------------------------------
 12,500   FHLB, 6.875%, 08/15/05                13,065
--------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCY (COST $12,498)          13,065
--------------------------------------------------------------------------------
REGIONAL AGENCY -- 0.9%
--------------------------------------------------------------------------------
  1,000   MONTREAL URBAN COMMUNITY,
           9.125%, 03/15/01                      1,005
--------------------------------------------------------------------------------
TOTAL REGIONAL AGENCY (COST $1,006)              1,005
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 5.3%
--------------------------------------------------------------------------------
  5,000   PACIFIC GAS & ELECTRIC, 6.500%,
           02/15/01                              4,959
  1,156   PRUDENTIAL FUNDING, 5.954%, 01/02/01   1,156
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $6,115)             6,115
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
ASSET BACKED OBLIGATION -- 0.0%
--------------------------------------------------------------------------------
$    82   AFG RECEIVABLES TRUST, SERIES 1997-A,
           CLASS B, 6.650%, 10/15/02             $  82
--------------------------------------------------------------------------------
TOTAL ASSET BACKED OBLIGATION (COST $82)            82
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.2%  (COST $113,026)    113,467
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.8%        2,044
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   5,917,240 OUTSTANDING SHARES OF BENEFICIAL
   INTEREST                                    116,842
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS    (1,772)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         441
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $115,511
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $19.52
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 30.



       (See notes which are an integral part of the Financial Statements.)

NOTES TO STATEMENT OF NET ASSETS
================================================================================

*    NON-INCOME PRODUCING SECURITIES.
(A) SECTION 4(2) COMMERCIAL PAPER/RULE 144A SECURITY--SECURITY IS SUBJECT TO CONTRACTUAL OR LEGAL RESTRICTION ON ITS RESALE, DEEMEd LIQUID PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
(B) PRE-REFUNDED SECURITY--THE MATURITY DATE SHOWN REPRESENTS THE PRE-REFUNDED DATE.
(C) DISCOUNT SECURITY. DISCLOSED RATE IS THE EFFECTIVE RATE OF THE SECURITY AT THE TIME OF PURCHASE.
(D) FORMERLY KNOWN AS INVESTMENT SHARES. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE FOLLOWING ABBREVIATIONS ARE USED IN THESE STATEMENT OF NET ASSETS:


ADR--AMERICAN DEPOSITORY RECEIPT
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AQDA--AIR QUALITY DEVELOPMENT AUTHORITY
BANS--BOND ANTICIPATION NOTES
BIG--BOND INVESTORS GUARANTY
BPA--BOND PAYING AGENT
COP--CERTIFICATE OF PARTICIPATION
CSD--CITY SCHOOL DISTRICT
EDA--ECONOMIC DEVELOPMENT AUTHORITY
EDR--EDUCATIONAL DEVELOPMENT REVENUE
ETM--ESCROWED TO MATURITY
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN
MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA--FEDERAL ASSURANCE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO--GENERAL OBLIGATION
HEA--HIGHER EDUCATION AUTHORITY
HEF--HIGHER EDUCATION FACILITY
HEFA--HEALTH FACILITIES AUTHORITY
HFA--HOUSING FINANCE AUTHORITY
HRB--HOSPITAL REVENUE BONDS
IDA--INDUSTRIAL DEVELOPMENT AUTHORITY
IDR--INDUSTRIAL DEVELOPMENT REVENUE
LOC--LETTER OF CREDIT
LP--LIMITED PARTNERSHIP
LSD--LOCAL SCHOOL DISTRICT
LTD--LIMITED
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE
MTN--MEDIUM TERM NOTE
NA--NORTH AMERICA
PCR--POLLUTION CONTROL REVENUE
PERCS--PREFERRED EQUITY REDEMPTION CUMULATIVE STOCK
PLC--PUBLIC LIMITED COMPANY
RAN--REVENUE ANTICIPATION NOTES
RB--REVENUE BOND
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SDA--SCHOOL DISTRICT AUTHORITY
SLMA--STUDENT LOAN MARKETING ASSOCIATION
SPA--SECURITY PURCHASE AGREEMENT
SSRB--SEWER SYSTEM REVENUE BONDS
TA--TAX ALLOCATION
TANS--TAX ANTICIPATION NOTES
TECP--TAX EXEMPT COMMERCIAL PAPER
VRDNS--VARIABLE RATE DEMAND NOTES-RATES DISCLOSED ARE IN EFFECT
AT DECEMBER 31, 2000. MATURITY DATE REPRESENTS FINAL MATURITY,
NOT NEXT RESET DATE.
WDA--WATER DEVELOPMENT AUTHORITY

THE CATEGORIES OF INVESTMENTS ARE SHOWN AS A PERCENTAGE OF NET ASSETS.

THE FOLLOWING IS A SUMMARY OF INVESTMENT INFORMATION AS OF DECEMBER 31, 2000
(000)

                                                   COST OF
                                                 INVESTMENTS     NET UNREALIZED      GROSS           GROSS
                                               FOR FEDERAL TAX   APPRECIATION/     UNREALIZED      UNREALIZED       TOTAL
HUNTINGTON FUNDS                                   PURPOSES       DEPRECIATION    APPRECIATION    DEPRECIATION    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                                 $938,466**            $  --         $    --          $    --     $933,304
OHIO MUNICIPAL MONEY MARKET FUND                   210,425**               --              --               --      211,410
U.S. TREASURY MONEY MARKET FUND                    419,728**               --              --               --      417,644
FLORIDA TAX-FREE MONEY FUND                         87,186**               --              --               --       89,688
GROWTH FUND                                        126,250            182,448         187,533           (5,085)     308,431
INCOME EQUITY FUND                                 135,025             82,739          93,115          (10,376)     218,696
MORTGAGE SECURITIES FUND                            32,140                311             451             (140)      32,628
OHIO TAX-FREE FUND                                  47,258              1,941           1,941               --       49,527
MICHIGAN TAX-FREE FUND                              21,279                911             915               (4)      22,451
FIXED INCOME SECURITIES FUND                       155,257                896           3,621           (2,725)     159,112
INTERMEDIATE GOVERNMENT INCOME FUND                 74,533              1,477           1,652             (175)      77,047
SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND    113,026                441           1,413             (972)     115,511
------------------------------------------------------------------------------------------------------------------------------

** AT AMORTIZED COST.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)

                                   (CONTINUED)

================================================================================
                                                                     (CONTINUED)




CONCENTRATION OF CREDIT RISK


HUNTINGTON FLORIDA TAX-FREE MONEY FUND, HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND, HUNTINGTON MICHIGAN TAX-FREE FUND, AND HUNTINGTON OHIO TAX-FREE FUND, INVEST IN DEBT INSTRUMENTS OF MUNICIPAL ISSUERS. THE ISSUERS' ABILITIES TO MEET THEIR OBLIGATIONS MAY BE AFFECTED BY ECONOMIC DEVELOPMENTS IN A SPECIFIC STATE OR REGION.

THESE FUNDS INVEST IN SECURITIES WHICH INCLUDE REVENUE BONDS, TAX-EXEMPT COMMERCIAL PAPER, TAX AND REVENUE ANTICIPATION NOTES, AND GENERAL OBLIGATION BONDS. AT DECEMBER 31, 2000, THE PERCENTAGE OF PORTFOLIO INVESTMENTS BY EACH REVENUE SOURCE WAS AS FOLLOWS:



      HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

REVENUE BONDS:
   HEALTH CARE BONDS ..............................  3%
   HIGHER EDUCATION BONDS .........................  9%
   HOSPITAL BONDS ................................. 21%
   HOUSING BONDS ..................................  1%
   INDUSTRIAL BONDS ...............................  9%
   POLLUTION CONTROL BONDS ........................  3%
   PUBLIC FACILITIES BONDS ........................  4%
   UTILITY BONDS ..................................  4%
   OTHER ..........................................  8%
GENERAL OBLIGATIONS ...............................  7%
ANTICIPATION NOTES ................................ 22%
CASH EQUIVALENTS ..................................  9%


            HUNTINGTON FLORIDA TAX-FREE MONEY FUND

REVENUE BONDS:
   HIGHER EDUCATION BONDS ........................   8%
   HOSPITAL BONDS ................................  20%
   HOUSING BONDS .................................  18%
   INDUSTRIAL BONDS ..............................   5%
   POLLUTION CONTROL BONDS .......................   2%
   PUBLIC FACILITIES BOND ........................   3%
   UTILITY BONDS .................................  12%
   OTHER .........................................  15%
GENERAL OBLIGATIONS ..............................   3%
ANTICIPATION NOTES ...............................   6%
CASH EQUIVALENTS .................................   8%

                HUNTINGTON OHIO TAX-FREE FUND
REVENUE BONDS:
   HIGHER EDUCATION BONDS ........................  15%
   HIGHWAY BONDS .................................   2%
   HOSPITAL BONDS ................................   7%
   HOUSING BONDS .................................   1%
   INDUSTRIAL BONDS ..............................   1%
   PUBLIC FACILITIES BONDS .......................   2%
   RESOURCE RECOVERY BONDS .......................   1%
   UTILITY BONDS .................................   8%
   OTHER .........................................   1%
GENERAL OBLIGATIONS ..............................  62%


               HUNTINGTON MICHIGAN TAX-FREE FUND

REVENUE BONDS:
   HIGHER EDUCATION BONDS ........................  14%
   HOSPITAL BONDS ................................  21%
   HOUSING BONDS .................................   2%
   INDUSTRIAL BONDS ..............................   6%
   UTILITY BONDS .................................   7%
GENERAL OBLIGATIONS ..............................  47%
CASH EQUIVALENTS .................................   3%

STATEMENTS OF OPERATIONS
================================================================================
YEAR ENDED DECEMBER 31, 2000
(ALL NUMBERS IN THOUSANDS)

                                                                                    HUNTINGTON      HUNTINGTON
                                                   HUNTINGTON       HUNTINGTON     U.S. TREASURY      FLORIDA
                                                      MONEY       OHIO MUNICIPAL       MONEY         TAX-FREE     HUNTINGTON
                                                     MARKET        MONEY MARKET       MARKET           MONEY        GROWTH
                                                      FUND             FUND            FUND            FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   DIVIDENDS ....................................  $    --            $   --         $    --         $   --      $  2,306
   INTEREST .....................................   59,818             7,850          27,488          2,141           331
   LESS: FOREIGN TAXES WITHHELD .................       --                --              --             --            (2)
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME ....................   59,818             7,850          27,488          2,141         2,635
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   INVESTMENT ADVISORY FEES .....................    2,611               577             908            182         1,860
   ADMINISTRATION FEES ..........................    1,316               269             635             71           436
   ADMINISTRATION SERVICES FEES -- TRUST SHARES .      238                37             160             15           122
   ADMINISTRATION SERVICES FEES -- INVESTMENT A
     SHARES(1) ..................................      159                45              15             15             6
   DISTRIBUTION & SERVICES FEES -- INVESTMENT A
     SHARES(1) ..................................      883               272              99             57            40
   DISTRIBUTION & SERVICES FEES -- INVESTMENT B
     SHARES .....................................       --                --              --             --            --
   TRANSFER AGENT FEES ..........................      212                54              56             30            82
   CUSTODIAN FEES ...............................      241                49             152             14            81
   PROFESSIONAL FEES ............................       82                21              52              5            42
   PRINTING AND SHAREHOLDER REPORTS .............       70                21              35              5            34
   REGISTRATION AND FILING FEES .................       11                17              12              6            33
   TRUSTEES' FEES ...............................       16                 2               7              1             5
   MISCELLANEOUS ................................       41                 7              29              1             7
------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES .............................    5,880             1,371           2,160            402         2,748
------------------------------------------------------------------------------------------------------------------------------
 LESS:
   WAIVER OF INVESTMENT ADVISORY FEES ...........       --               (34)             --            (43)           --
   WAIVER OF ADMINISTRATION SERVICES FEES .......     (238)              (49)           (105)           (18)          (77)
   WAIVER OF DISTRIBUTION & SERVICES FEES .......     (167)              (60)            (21)            (9)           --
------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES ....................................    5,475             1,228           2,034            332         2,671
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ....................   54,343             6,622          25,454          1,809           (36)
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN/(LOSS) ON INVESTMENTS SOLD .       --                --              17             --         4,329
   NET CHANGE IN UNREALIZED APPRECIATION/
     (DEPRECIATION) ON INVESTMENTS ..............       --                --              --             --         7,025
------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS)
     ON INVESTMENTS .............................       --                --              17             --        11,354
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ..  $54,343            $6,622         $25,471         $1,809       $11,318
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

                                                                                                               HUNTINGTON
                                                     HUNTINGTON    HUNTINGTON    HUNTINGTON    HUNTINGTON         FIXED
                                                       INCOME       MORTGAGE        OHIO        MICHIGAN         INCOME
                                                       EQUITY      SECURITIES     TAX-FREE      TAX-FREE       SECURITIES
                                                        FUND          FUND          FUND          FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   DIVIDENDS ....................................     $ 6,696    $       3        $   --       $    --          $   --
   INTEREST .....................................       2,746        2,289         2,802         1,359          11,384
   LESS: FOREIGN TAXES WITHHELD .................         (31)          --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME ....................       9,411        2,292         2,802         1,359          11,384
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   INVESTMENT ADVISORY FEES .....................       1,321          164           256           125             780
   ADMINISTRATION FEES ..........................         310           46            72            35             219
   ADMINISTRATION SERVICES FEES -- TRUST SHARES .          89           13            20             7              65
   ADMINISTRATION SERVICES FEES -- INVESTMENT A
     SHARES(1) ..................................           1           --            --             3              --
   DISTRIBUTION & SERVICES FEES -- INVESTMENT A
     SHARES(1) ..................................           4            3             3            16               3
   DISTRIBUTION & SERVICES FEES -- INVESTMENT B
     SHARES .....................................          --           --            --            --              --
   TRANSFER AGENT FEES ..........................          62           28            36            27              58
   CUSTODIAN FEES ...............................          57            9            13             6              41
   PROFESSIONAL FEES ............................          35            1             6             6              18
   PRINTING AND SHAREHOLDER REPORTS .............          26            5             7             2              18
   REGISTRATION AND FILING FEES .................          25           10             2             1              20
   TRUSTEES' FEES ...............................           4            1             1             1               2
   MISCELLANEOUS ................................           7           --            35             7               7
-----------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES .............................       1,941          280           451           236           1,231
-----------------------------------------------------------------------------------------------------------------------------
 LESS:
   WAIVER OF INVESTMENT ADVISORY FEES ...........          --          (22)           --            (6)             --
   WAIVER OF ADMINISTRATION SERVICES FEES .......         (54)          (8)          (12)           (6)            (39)
   WAIVER OF DISTRIBUTION & SERVICES FEES .......          --           (1)           --            --              --
-----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES ....................................       1,887          249           439           224           1,192
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ....................       7,524        2,043         2,363         1,135          10,192
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN/(LOSS) ON INVESTMENTS SOLD .       3,400          (67)          (12)          (29)         (2,387)
   NET CHANGE IN UNREALIZED APPRECIATION/
     (DEPRECIATION) ON INVESTMENTS ..............      (7,791)       1,099         1,524           654           6,497
-----------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS)
     ON INVESTMENTS .............................      (4,391)       1,032         1,512           625           4,110
-----------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ..    $  3,133       $3,075        $3,875        $1,760         $14,302
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

                                                                   HUNTINGTON
                                                       HUNTINGTON    SHORT/
                                                      INTERMEDIATE INTERMEDIATE
                                                       GOVERNMENT  FIXED INCOME
                                                         INCOME     SECURITIES
                                                          FUND         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   DIVIDENDS ....................................     $    --        $  --
   INTEREST .....................................       5,696        7,789
   LESS: FOREIGN TAXES WITHHELD .................          --           --
--------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME ....................       5,696        7,789
--------------------------------------------------------------------------------
EXPENSES:
   INVESTMENT ADVISORY FEES .....................         436          578
   ADMINISTRATION FEES ..........................         122          161
   ADMINISTRATION SERVICES FEES -- TRUST SHARES .          32           48
   ADMINISTRATION SERVICES FEES -- INVESTMENT A
     SHARES(1) ..................................           1           --
   DISTRIBUTION & SERVICES FEES -- INVESTMENT A
     SHARES(1) ..................................           5           --
   DISTRIBUTION & SERVICES FEES -- INVESTMENT B
     SHARES .....................................          --           --
   TRANSFER AGENT FEES ..........................          45           16
   CUSTODIAN FEES ...............................          22           30
   PROFESSIONAL FEES ............................          18           13
   PRINTING AND SHAREHOLDER REPORTS .............          13           13
   REGISTRATION AND FILING FEES .................          13           10
   TRUSTEES' FEES ...............................           1            2
   MISCELLANEOUS ................................           5            4
-----------------------------------------------------------------------------
     TOTAL EXPENSES .............................         713          875
-----------------------------------------------------------------------------
 LESS:
   WAIVER OF INVESTMENT ADVISORY FEES ...........         (16)          --
   WAIVER OF ADMINISTRATION SERVICES FEES .......         (20)         (29)
   WAIVER OF DISTRIBUTION & SERVICES FEES .......          --           --
-----------------------------------------------------------------------------
NET EXPENSES ....................................         677          846
-----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ....................       5,019        6,943
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN/(LOSS) ON INVESTMENTS SOLD .        (355)      (1,049)
   NET CHANGE IN UNREALIZED APPRECIATION/
     (DEPRECIATION) ON INVESTMENTS ..............       4,057        2,842
-----------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS)
     ON INVESTMENTS .............................       3,702        1,793
-----------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ..      $8,721      $ 8,736
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

(1) FORMERLY KNOWN AS INVESTMENT SHARES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)


32 & 33

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
(ALL NUMBERS IN THOUSANDS)

                                           HUNTINGTON           HUNTINGTON             HUNTINGTON            HUNTINGTON
                                          MONEY MARKET       OHIO MUNICIPAL          U.S. TREASURY       FLORIDA TAX-FREE
                                              FUND          MONEY MARKET FUND      MONEY MARKET FUND     MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                        YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                       ENDED     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                      DEC. 31,  DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                        2000      1999       2000       1999       2000       1999       2000       1999*
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS --
NET INVESTMENT INCOME (LOSS)         $  54,343   $ 44,463  $  6,622    $  5,523  $ 25,454   $  20,890  $   1,809   $    874
NET REALIZED GAIN (LOSS) FROM
   SECURITY TRANSACTIONS                    --         --        --          --        17          (3)        --         (1)
CHANGE IN NET UNREALIZED
   APPRECIATION (DEPRECIATION)
   OF INVESTMENTS                           --         --        --          --        --          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                    54,343     44,463     6,622       5,523    25,471      20,887      1,809        873
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS --
FROM NET INVESTMENT INCOME:
     TRUST SHARES                      (34,323)   (30,427)   (2,963)     (2,274)  (23,319)    (18,968)    (1,014)      (726)
     INVESTMENT A SHARES (1)           (20,032)   (14,019)   (3,657)     (3,259)   (2,136)     (1,922)      (791)      (153)
     INVESTMENT B SHARES                    --         --        --          --        --          --         --         --
FROM NET REALIZED GAIN ON INVESTMENTS:
     TRUST SHARES                           --         --        --          --        --          --         --         --
     INVESTMENT A SHARES (1)                --         --        --          --        --          --         --         --
     INVESTMENT B SHARES                    --         --        --          --        --          --         --         --
RETURN OF CAPITAL
     TRUST SHARES                           --         --        --          --        --          --         --         --
     INVESTMENT A SHARES (1)                --         --        --          --        --          --         --         --
IN EXCESS OF NET REALIZED GAIN ON INVESTMENT:
     TRUST SHARES                           --         --        --          --        --          --         --         --
     INVESTMENT A SHARES (1)                --         --        --          --        --          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS     (54,355)   (44,446)   (6,620)     (5,533)  (25,455)    (20,890)    (1,805)      (879)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS --
TRUST SHARES:
   PROCEEDS FROM SHARES ISSUED       1,123,515    866,033   178,520     113,764   913,490   1,337,264     77,573     70,627
   REINVESTMENT OF DISTRIBUTIONS           764         13        --          --        24          17         --         --
   COST OF SHARES REDEEMED          (1,202,216)  (933,543) (167,669)   (125,561) (938,099) (1,410,026)   (64,365)   (45,329)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS        (77,937)   (67,497)   10,851     (11,797)  (24,585)    (72,745)    13,208     25,298
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES: (1)
   PROCEEDS FROM SHARES ISSUED         513,317    591,216   255,750     246,202   109,765      83,616    117,299     33,914
   REINVESTMENT OF DISTRIBUTIONS         8,586      6,707       376         251       435         486          6         --
   COST OF SHARES REDEEMED            (479,801)  (534,217) (267,996)   (258,120) (113,276)    (97,892)   (85,691)   (14,344)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES TRANSACTIONS  42,102     63,706   (11,870)    (11,667)   (3,076)    (13,790)    31,614     19,570
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   PROCEEDS FROM SHARES ISSUED              11         --        --          --        --          --         --         --
   REINVESTMENT OF DISTRIBUTIONS            --         --        --          --        --          --         --         --
   COST OF SHARES REDEEMED                  --         --        --          --        --          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES TRANSACTIONS      11         --        --          --        --          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM FUND
     SHARES TRANSACTIONS               (35,824)    (3,791)   (1,019)    (23,464)  (27,661)    (86,535)    44,822     44,868
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS             (35,836)    (3,774)   (1,017)    (23,474)  (27,645)    (86,538)    44,826     44,862
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD                    969,140    972,914   212,427     235,901   445,289     531,827     44,862         --
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                      $  933,304  $ 969,140 $ 211,410   $ 212,427 $ 417,644  $  445,289  $  89,688   $ 44,862
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME INCLUDED IN NET
   ASSETS AT END OF PERIOD          $        5  $      17 $      (8)  $     (10) $     (1) $       --  $      (1)  $     (5)
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED --
TRUST SHARES:
   SHARES ISSUED                     1,123,515    866,033   178,520     113,764   913,490   1,337,264     77,573     70,627
   REINVESTMENT OF DISTRIBUTIONS           764         13        --          --        24          17         --         --
   SHARES REDEEMED                  (1,202,216)  (933,543) (167,669)   (125,561) (938,099) (1,410,026)   (64,365)   (45,329)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS        (77,937)   (67,497)   10,851     (11,797)  (24,585)    (72,745)    13,208     25,298
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES: (1)
   SHARES ISSUED                       513,317    591,216   255,750     246,202   109,765      83,616    117,299     33,914
   REINVESTMENT OF DISTRIBUTIONS         8,586      6,707       376         251       435         486          6         --
   SHARES REDEEMED                    (479,801)  (534,217) (267,996)   (258,120) (113,276)    (97,892)   (85,691)   (14,344)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES TRANSACTIONS  42,102     63,706   (11,870)    (11,667)   (3,076)    (13,790)    31,614     19,570
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   SHARES ISSUED                            11         --        --          --        --          --         --         --
   REINVESTMENT OF DISTRIBUTIONS            --         --        --          --        --          --         --         --
   SHARES REDEEMED                          --         --        --          --        --          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES TRANSACTIONS      11         --        --          --        --          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN FUND SHARE TRANSACTIONS  (35,824)    (3,791)   (1,019)    (23,464)  (27,661)    (86,535)    44,822     44,868
-------------------------------------------------------------------------------------------------------------------------------


                                                       HUNTINGTON             HUNTINGTON            HUNTINGTON
                                                        GROWTH              INCOME EQUITY      MORTGAGE SECURITIES
                                                         FUND                   FUND                  FUND
-------------------------------------------------------------------------------------------------------------------
                                                   YEAR       YEAR       YEAR        YEAR       YEAR       YEAR
                                                  ENDED      ENDED      ENDED       ENDED      ENDED      ENDED
                                                 DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,   DEC. 31,   DEC. 31,
                                                   2000       1999       2000        1999       2000       1999
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
NET INVESTMENT INCOME (LOSS)                  $      (36) $    1,848   $ 7,524     $   7,125   $ 2,043   $   2,056
NET REALIZED GAIN (LOSS) FROM
   SECURITY TRANSACTIONS                           4,329      39,334     3,400         1,638       (67)         (3)
CHANGE IN NET UNREALIZED
   APPRECIATION (DEPRECIATION)
   OF INVESTMENTS                                  7,025         394    (7,791)      (25,323)    1,099      (1,675)
-------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                              11,318      41,576     3,133       (16,560)    3,075         378
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
FROM NET INVESTMENT INCOME:
     TRUST SHARES                                     --      (1,806)   (7,696)       (6,975)   (2,005)     (2,012)
     INVESTMENT A SHARES (1)                          --         (54)      (51)          (49)      (49)        (59)
     INVESTMENT B SHARES                              --          --        --            --        --          --
FROM NET REALIZED GAIN ON INVESTMENTS:
     TRUST SHARES                                 (4,109)    (36,416)   (4,112)       (1,626)       --          --
     INVESTMENT A SHARES (1)                        (219)     (1,993)      (35)          (12)       --          --
     INVESTMENT B SHARES                              (1)         --        --            --        --          --
RETURN OF CAPITAL
     TRUST SHARES                                   (298)         --        --            --        --          --
     INVESTMENT A SHARES (1)                         (10)         --        --            --        --          --
IN EXCESS OF NET REALIZED GAIN ON INVESTMENT:
     TRUST SHARES                                     --          --        --          (134)       --          --
     INVESTMENT A SHARES (1)                          --          --        --            (1)       --          --
-------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                (4,637)    (40,269)  (11,894)       (8,797)   (2,054)     (2,071)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
TRUST SHARES:
   PROCEEDS FROM SHARES ISSUED                    31,611      43,196    19,060        39,778     1,992       5,578
   REINVESTMENT OF DISTRIBUTIONS                   1,420      10,916     3,481         2,535       417         174
   COST OF SHARES REDEEMED                       (42,017)    (82,687)  (22,652)      (40,562)   (3,749)     (6,908)
-------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS                   (8,986)    (28,575)     (111)        1,751    (1,340)     (1,156)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES: (1)
   PROCEEDS FROM SHARES ISSUED                     1,015       2,057       526           783       119         151
   REINVESTMENT OF DISTRIBUTIONS                     226       2,014        82            59        36          45
   COST OF SHARES REDEEMED                        (3,151)     (3,310)     (355)         (858)     (426)       (188)
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES TRANSACTIONS            (1,910)        761       253           (16)     (271)          8
-------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   PROCEEDS FROM SHARES ISSUED                        87          --         1            --        --          --
   REINVESTMENT OF DISTRIBUTIONS                       1          --        --            --        --          --
   COST OF SHARES REDEEMED                            --          --        --            --        --          --
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES TRANSACTIONS                88          --         1            --        --          --
-------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM FUND
     SHARES TRANSACTIONS                         (10,808)    (27,814)      143         1,735    (1,611)     (1,148)
-------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS                        (4,127)    (26,507)   (8,618)      (23,622)     (590)     (2,841)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD                              312,558     339,065   227,314       250,936    33,218      36,059
-------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                  $308,431    $312,558  $218,696      $227,314   $32,628     $33,218
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME INCLUDED IN NET
   ASSETS AT END OF PERIOD                      $     --    $     14  $     --      $    189   $    --     $     6
-------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
TRUST SHARES:
   SHARES ISSUED                                     640         847       539         1,004       254         689
   REINVESTMENT OF DISTRIBUTIONS                      29         229       100            65        53          22
   SHARES REDEEMED                                  (845)     (1,593)     (642)       (1,020)     (475)       (859)
-------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS                     (176)       (517)       (3)           49      (168)       (148)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES: (1)
   SHARES ISSUED                                      20          40        15            19        15          19
   REINVESTMENT OF DISTRIBUTIONS                       5          42         2             1         5           2
   SHARES REDEEMED                                   (64)        (65)      (10)          (21)      (54)        (20)
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES TRANSACTIONS               (39)         17         7            (1)      (34)          1
-------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   SHARES ISSUED                                       2          --        --            --        --          --
   REINVESTMENT OF DISTRIBUTIONS                      --          --        --            --        --          --
   SHARES REDEEMED                                    --          --        --            --        --          --
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES TRANSACTIONS                 2          --        --            --        --          --
-------------------------------------------------------------------------------------------------------------------
NET CHANGE IN FUND SHARE TRANSACTIONS               (213)       (500)        4            48      (202)       (147)
-------------------------------------------------------------------------------------------------------------------


                                                   HUNTINGTON              HUNTINGTON
                                                 OHIO TAX-FREE             MICHIGAN
                                                     FUND                TAX-FREE FUND
---------------------------------------------------------------------------------------------
                                               YEAR        YEAR       YEAR        YEAR
                                              ENDED       ENDED      ENDED       ENDED
                                             DEC. 31,    DEC. 31,   DEC. 31,    DEC. 31,
                                               2000        1999       2000        1999
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
NET INVESTMENT INCOME (LOSS)                $  2,363     $  2,702  $  1,135    $   1,430
NET REALIZED GAIN (LOSS) FROM
   SECURITY TRANSACTIONS                         (12)          36       (29)          (7)
CHANGE IN NET UNREALIZED
   APPRECIATION (DEPRECIATION)
   OF INVESTMENTS                              1,524       (3,294)      654       (1,611)
---------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                           3,875         (556)    1,760         (188)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
FROM NET INVESTMENT INCOME:
     TRUST SHARES                             (2,328)      (2,636)     (866)      (1,049)
     INVESTMENT A SHARES (1)                     (52)         (61)     (280)        (373)
     INVESTMENT B SHARES                          --           --        --           --
FROM NET REALIZED GAIN ON INVESTMENTS:
     TRUST SHARES                                 --          (32)      (10)          --
     INVESTMENT A SHARES (1)                      --           (1)       (4)          --
     INVESTMENT B SHARES                          --           --        --           --
RETURN OF CAPITAL
     TRUST SHARES                                 --           --        --           --
     INVESTMENT A SHARES (1)                      --           --        --           --
IN EXCESS OF NET REALIZED GAIN ON INVESTMENT:
     TRUST SHARES                                 --           --        --          (11)
     INVESTMENT A SHARES (1)                      --           --        --           (3)
---------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS            (2,380)      (2,730)   (1,160)      (1,436)
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
TRUST SHARES:
   PROCEEDS FROM SHARES ISSUED                 4,789        5,092       898        3,249
   REINVESTMENT OF DISTRIBUTIONS                 145          161         7           42
   COST OF SHARES REDEEMED                   (10,710)     (12,470)   (5,763)      (5,298)
---------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS               (5,776)      (7,217)   (4,858)      (2,007)
---------------------------------------------------------------------------------------------
INVESTMENT A SHARES: (1)
   PROCEEDS FROM SHARES ISSUED                    24           67       104          781
   REINVESTMENT OF DISTRIBUTIONS                  37           42       216          301
   COST OF SHARES REDEEMED                      (286)        (240)   (1,603)      (2,218)
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES TRANSACTIONS          (225)        (131)   (1,283)      (1,136)
---------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   PROCEEDS FROM SHARES ISSUED                    --           --        --           --
   REINVESTMENT OF DISTRIBUTIONS                  --           --        --           --
   COST OF SHARES REDEEMED                        --           --        --           --
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES TRANSACTIONS            --           --        --           --
---------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM FUND
     SHARES TRANSACTIONS                      (6,001)      (7,348)   (6,141)      (3,143)
---------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS                    (4,506)     (10,634)   (5,541)      (4,767)
---------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD                           54,033       64,667    27,992       32,759
---------------------------------------------------------------------------------------------
 END OF PERIOD                              $ 49,527      $54,033   $22,451      $27,992
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME INCLUDED IN NET
   ASSETS AT END OF PERIOD                  $     --      $    10   $    --      $     8
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
TRUST SHARES:
   SHARES ISSUED                                 229          237        85          303
   REINVESTMENT OF DISTRIBUTIONS                   7            7         1            4
   SHARES REDEEMED                              (514)        (588)     (549)        (497)
---------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS                 (278)        (344)     (463)        (190)
---------------------------------------------------------------------------------------------
INVESTMENT A SHARES: (1)
   SHARES ISSUED                                   1            3        10           72
   REINVESTMENT OF DISTRIBUTIONS                   2            2        20           28
   SHARES REDEEMED                               (14)         (12)     (153)        (209)
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES TRANSACTIONS           (11)          (7)     (123)        (109)
---------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   SHARES ISSUED                                  --           --        --           --
   REINVESTMENT OF DISTRIBUTIONS                  --           --        --           --
   SHARES REDEEMED                                --           --        --           --
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES TRANSACTIONS            --           --        --           --
---------------------------------------------------------------------------------------------
NET CHANGE IN FUND SHARE TRANSACTIONS           (289)        (351)     (586)        (299)
---------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.) *REFLECTS OPERATIONS FOR THE PERIOD FROM JANUARY 6, 1999 (DATE OF INITIAL
 PUBLIC INVESTMENT) TO DECEMBER 31, 1999.
(1) FORMERLY KNOWN AS INVESTMENT SHARES.



34 & 35

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
(ALL NUMBERS IN THOUSANDS)

                                            HUNTINGTON                 HUNTINGTON               HUNTINGTON SHORT/
                                           FIXED INCOME               INTERMEDIATE                INTERMEDIATE
                                            SECURITIES                 GOVERNMENT                 FIXED INCOME
                                              FUND                    INCOME FUND               SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------
                                        YEAR          YEAR         YEAR           YEAR        YEAR           YEAR
                                       ENDED         ENDED        ENDED          ENDED       ENDED          ENDED
                                      DEC. 31,      DEC. 31,     DEC. 31,       DEC. 31,    DEC. 31,       DEC. 31,
                                        2000          1999         2000           1999        2000           1999
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
NET INVESTMENT INCOME               $  10,192     $   9,419      $  5,019    $    5,828   $    6,943      $   6,658
NET REALIZED GAIN (LOSS) FROM
   SECURITY TRANSACTIONS               (2,387)       (1,272)         (355)          205       (1,049)          (723)
CHANGE IN NET UNREALIZED
   APPRECIATION (DEPRECIATION)
   OF INVESTMENTS                       6,497       (14,472)        4,057        (7,187)       2,842         (4,723)
-----------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                   14,302        (6,325)        8,721        (1,154)       8,736          1,212
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
FROM NET INVESTMENT INCOME:
     TRUST SHARES                     (10,252)       (9,240)       (4,982)       (5,682)      (7,040)        (6,584)
     INVESTMENT A SHARES (1)              (78)          (82)         (102)         (123)          --             --
     INVESTMENT B SHARES                   --            --            --            --           --             --
FROM NET REALIZED GAIN ON INVESTMENTS:
     TRUST SHARES                          --            --            --            --           --             --
     INVESTMENT A SHARES(1)                --            --            --            --           --             --
     INVESTMENT B SHARES                   --            --            --            --           --             --
-----------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS    (10,330)       (9,322)       (5,084)       (5,805)      (7,040)        (6,584)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
TRUST SHARES:
   PROCEEDS FROM SHARES ISSUED         21,181        28,740         8,067        22,116       14,399         20,415
   REINVESTMENT OF DISTRIBUTIONS        3,870         3,636         1,092           694        2,708          2,790
   COST OF SHARES REDEEMED            (21,800)      (34,537)      (36,941)      (25,704)     (16,633)       (32,207)
-----------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS         3,251        (2,161)      (27,782)       (2,894)         474         (9,002)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES: (1)
   PROCEEDS FROM SHARES ISSUED             58            66            27            43           --             --
   REINVESTMENT OF DISTRIBUTIONS           60            64            82            95           --             --
   COST OF SHARES REDEEMED               (310)         (281)         (538)       (1,009)          --             --
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES TRANSACTIONS   (192)         (151)         (429)         (871)          --             --
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   PROCEEDS FROM SHARES ISSUED              1            --            --            --           --             --
   REINVESTMENT OF DISTRIBUTIONS           --            --            --            --           --             --
   COST OF SHARES REDEEMED                 --            --            --            --           --             --
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES TRANSACTIONS      1            --            --            --           --             --
-----------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM FUND
     SHARES TRANSACTIONS                3,060        (2,312)      (28,211)       (3,765)         474         (9,002)
TOTAL CHANGE IN NET ASSETS              7,032       (17,959)      (24,574)      (10,724)       2,170        (14,374)
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD                   152,080       170,039       101,621       112,345      113,341        127,715
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                       $159,112     $ 152,080      $ 77,047     $ 101,621     $115,511      $ 113,341
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED/OVERDISTRIBUTED NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS
   AT END OF PERIOD                  $     --     $      98      $     --     $      53     $     --      $      74
-----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
TRUST SHARES:
   SHARES ISSUED                        1,073         1,399           823         2,208          749          1,042
   REINVESTMENT OF DISTRIBUTIONS          196           176           111            69          141            142
   SHARES REDEEMED                     (1,105)       (1,671)       (3,762)       (2,566)        (864)        (1,637)
-----------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS           164           (96)       (2,828)         (289)          26           (453)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES: (1)
   SHARES ISSUED                            3             3             3             4           --             --
   REINVESTMENT OF DISTRIBUTIONS            3             3             8             9           --             --
   SHARES REDEEMED                        (15)          (13)          (55)          (99)          --             --
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES TRANSACTIONS     (9)           (7)          (44)          (86)          --             --
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   SHARES ISSUED                           --            --            --            --           --             --
   REINVESTMENT OF DISTRIBUTIONS           --            --            --            --           --             --
   SHARES REDEEMED                         --            --            --            --           --             --
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES TRANSACTIONS     --            --            --            --           --             --
-----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN FUND SHARE TRANSACTIONS     155          (103)       (2,872)         (375)          26           (453)
-----------------------------------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)
(1) FORMERLY KNOWN AS INVESTMENT SHARES.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS
================================================================================

MONEY MARKET FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  DISTRIBUTIONS TO
                                            NET ASSET                               SHAREHOLDERS       NET ASSET
                                             VALUE,                  NET              FROM NET          VALUE,
YEAR ENDED                                  BEGINNING            INVESTMENT          INVESTMENT         END OF
DECEMBER 31,                                OF PERIOD              INCOME              INCOME           PERIOD
--------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON MONEY MARKET FUND
2000                                          $1.00                 0.06               (0.06)              $1.00
1999                                          $1.00                 0.05               (0.05)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
2000                                          $1.00                 0.04               (0.04)              $1.00
1999                                          $1.00                 0.03               (0.03)              $1.00
1998                                          $1.00                 0.03               (0.03)              $1.00
1997                                          $1.00                 0.03               (0.03)              $1.00
1996                                          $1.00                 0.03               (0.03)              $1.00
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
2000                                          $1.00                 0.06               (0.06)              $1.00
1999                                          $1.00                 0.04               (0.04)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
HUNTINGTON FLORIDA TAX-FREE MONEY FUND
2000                                          $1.00                 0.04               (0.04)              $1.00
1999(C)                                       $1.00                 0.03               (0.03)              $1.00
INVESTMENT A SHARES*
HUNTINGTON MONEY MARKET FUND
2000                                          $1.00                 0.06               (0.06)              $1.00
1999                                          $1.00                 0.05               (0.05)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
2000                                          $1.00                 0.03               (0.03)              $1.00
1999                                          $1.00                 0.03               (0.03)              $1.00
1998                                          $1.00                 0.03               (0.03)              $1.00
1997                                          $1.00                 0.03               (0.03)              $1.00
1996                                          $1.00                 0.03               (0.03)              $1.00
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
2000                                          $1.00                 0.05               (0.05)              $1.00
1999                                          $1.00                 0.04               (0.04)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
HUNTINGTON FLORIDA TAX-FREE MONEY FUND
2000                                          $1.00                 0.03               (0.03)              $1.00
1999                                          $1.00                 0.03               (0.03)              $1.00
INVESTMENT B SHARES
HUNTINGTON MONEY MARKET FUND
2000(D)                                       $1.00                 0.03               (0.03)              $1.00
--------------------------------------------------------------------------------------------------------------------

  * FORMERLY KNOWN AS INVESTMENT SHARES.
(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE.
(B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(C) REFLECTS OPERATIONS FOR THE PERIOD FROM JANUARY 6, 1999 (DATE OF INITIAL PUBLIC INVESTMENT) TO DECEMBER 31, 1999.
(D) HUNTINGTON MONEY MARKET FUND INVESTMENT B SHARES COMMENCED OPERATIONS ON MAY 2, 2000.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                            RATIO TO AVERAGE NET ASSETS
                             --------------------------------------------------------
                                                                         EXPENSE WAIVER             NET ASSETS,
                                                       NET                 REDUCTION/                 END OF
          TOTAL                                    INVESTMENT             REIMBURSEMENT               PERIOD
        RETURN(A)             EXPENSES               INCOME                    (B)                 (000 OMITTED)
----------------------------------------------------------------------------------------------------------------------


            6.02%                 0.51%                  5.85%                  0.02%               $555,110
            4.77%                 0.49%                  4.67%                    --                $633,055
            5.13%                 0.50%                  4.99%                    --                $700,540
            5.17%                 0.51%                  5.06%                    --                $424,050
            5.01%                 0.53%                  4.90%                    --                $337,962

            3.64%                 0.53%                  3.55%                  0.04%               $101,655
            2.79%                 0.48%                  2.74%                  0.05%               $ 90,804
            3.07%                 0.47%                  3.03%                  0.05%               $102,606
            3.27%                 0.45%                  3.23%                  0.07%               $ 72,667
            3.14%                 0.42%                  3.10%                  0.12%               $ 56,654

            5.77%                 0.43%                  5.63%                  0.02%               $379,927
            4.53%                 0.40%                  4.42%                    --                $404,501
            4.95%                 0.40%                  4.84%                    --                $447,305
            5.06%                 0.42%                  4.95%                    --                $483,548
            4.98%                 0.42%                  4.87%                    --                $474,593

            3.68%                 0.56%                  3.63%                  0.12%               $ 38,506
            2.78%                 0.49%                  2.78%                  0.30%               $ 25,295


            5.81%                 0.71%                  5.67%                  0.08%               $378,183
            4.67%                 0.60%                  4.57%                  0.15%               $336,085
            5.03%                 0.60%                  4.89%                  0.15%               $272,374
            5.07%                 0.61%                  4.96%                  0.15%               $140,385
            4.90%                 0.63%                  4.80%                    --                $ 97,557

            3.43%                 0.72%                  3.36%                  0.10%               $109,755
            2.69%                 0.59%                  2.64%                  0.20%               $121,623
            2.97%                 0.57%                  2.93%                  0.20%               $133,295
            3.17%                 0.55%                  3.13%                  0.22%               $ 82,897
            3.04%                 0.52%                  3.00%                  0.12%               $ 74,102

            5.56%                 0.63%                  5.41%                  0.07%               $ 37,717
            4.42%                 0.49%                  4.34%                  0.15%               $ 40,788
            4.85%                 0.50%                  4.74%                  0.15%               $ 54,522
            4.95%                 0.52%                  4.85%                  0.15%               $ 57,758
            4.87%                 0.52%                  4.77%                  0.15%               $ 47,884

            3.48%                 0.77%                  3.45%                  0.16%               $ 51,182
            2.74%                 0.57%                  2.70%                  0.43%               $ 19,567


            3.44%                 1.48%                  5.07%                    --                   $  11
--------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================



EQUITY FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               DISTRIBUTIONS TO
                                      NET REALIZED            DISTRIBUTIONS TO   SHAREHOLDERS     DISTRIBUTIONS
               NET ASSET                   AND                  SHAREHOLDERS       FROM NET         IN EXCESS
                VALUE,        NET      UNREALIZED   TOTAL FROM    FROM NET       REALIZED GAIN       OF NET
YEAR ENDED     BEGINNING  INVESTMENT   GAIN/(LOSS)  INVESTMENT   INVESTMENT      ON INVESTMENT     INVESTMENT
DECEMBER 31,   OF PERIOD    INCOME     INVESTMENTS  OPERATIONS     INCOME        TRANSACTIONS        INCOME
--------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON GROWTH FUND
2000          $49.52         0.00           1.83         1.83           --            (0.72)            (0.05)
1999          $49.78         0.30           6.16         6.46        (0.30)           (6.42)               --
1998          $43.48         0.29           7.69         7.98        (0.29)           (1.21)            (0.18)
1997          $33.97         0.29          11.63        11.92        (0.29)           (2.12)               --
1996          $30.81         0.40           4.72         5.12        (0.40)           (1.56)               --
HUNTINGTON INCOME EQUITY FUND
2000          $36.71         1.19          (0.69)        0.50        (1.24)           (0.68)               --
1999          $40.85         1.16          (3.87)       (2.71)       (1.14)           (0.27)            (0.02)
1998          $36.30         1.09           5.26         6.35        (1.09)           (0.71)               --
1997          $30.26         1.03           6.70         7.73        (1.04)           (0.65)               --
1996          $27.25         1.00           3.51         4.51        (1.00)           (0.50)               --
INVESTMENT A SHARES*
HUNTINGTON GROWTH FUND
2000          $49.47        (0.12)          1.83         1.71           --            (0.72)            (0.03)
1999          $49.76         0.18           6.12         6.30        (0.17)           (6.42)               --
1998          $43.46         0.19           7.67         7.86        (0.17)           (1.21)            (0.18)
1997          $33.96         0.19          11.63        11.82        (0.20)           (2.12)               --
1996          $30.81         0.31           4.73         5.04        (0.33)           (1.56)               --
HUNTINGTON INCOME EQUITY FUND
2000          $36.72         1.11          (0.70)        0.41        (1.14)           (0.68)               --
1999          $40.86         1.03          (3.85)       (2.82)       (1.03)           (0.27)            (0.02)
1998          $36.29         0.98           5.29         6.27        (0.99)           (0.71)               --
1997(E)       $31.20         0.65           5.72         6.37        (0.63)           (0.65)               --
INVESTMENT B SHARES
HUNTINGTON GROWTH FUND
2000(F)       $50.06        (0.04)          0.87         0.83           --            (0.72)               --
HUNTINGTON INCOME EQUITY FUND
2000(G)       $35.83         0.53           0.21         0.74        (0.69)           (0.68)               --
--------------------------------------------------------------------------------------------------------------------

  * FORMERLY KNOWN AS INVESTMENT SHARES.
(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE. (B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(C) NOT ANNUALIZED.
(D) COMPUTED ON AN ANNUALIZED BASIS
(E) REFLECTS OPERATIONS FOR THE PERIOD FROM MAY 1, 1997 (COMMENCEMENT OF OPERATIONS OF INVESTMENT A SHARES, FORMERLY INVESTMENT SHARES.)
(F) HUNTINGTON GROWTH FUND INVESTMENT B SHARES COMMENCED OPERATIONS MAY 1, 2000.
(G) HUNTINGTON INCOME EQUITY FUND INVESTMENT B SHARES COMMENCED OPERATIONS MAY 1, 2000.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)

                                                 RATIO TO AVERAGE NET ASSETS
                                            ---------------------------------------------------------
                NET ASSET                                             EXPENSE WAIVER   NET ASSETS,
                 VALUE,                                       NET       REDUCTION/       END OF        PORTFOLIO
    TOTAL        END OF         TOTAL                     INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DISTRIBUTIONS    PERIOD      RETURN (A)     EXPENSES        INCOME          (B)       (000 OMITTED)      RATE
------------------------------------------------------------------------------------------------------------------



      (0.77)       $50.58         3.74%         0.84%         0.00%          0.03%     $292,679            24%
      (6.72)       $49.52        13.59%         0.82%         0.57%            --      $295,268            10%
      (1.68)       $49.78        18.55%         0.79%         0.62%            --      $322,564            11%
      (2.41)       $43.48        35.37%         0.80%         0.73%            --      $228,138            12%
      (1.96)       $33.97        16.72%         0.83%         1.20%            --      $175,764            21%

      (1.92)       $35.29         1.51%         0.85%         3.40%          0.03%     $216,695            41%
      (1.43)       $36.71        (6.75)%        0.82%         2.93%            --      $225,647            20%
      (1.80)       $40.85        17.79%         0.81%         2.83%            --      $249,051            13%
      (1.69)       $36.30        25.99%         0.81%         3.08%            --      $214,625            24%
      (1.50)       $30.26        16.88%         0.82%         3.50%            --      $172,767            25%


      (0.75)       $50.43         3.50%         1.09%        (0.24)%         0.03%     $ 15,665            24%
      (6.59)       $49.47        13.25%         1.07%         0.33%            --      $ 17,290            10%
      (1.56)       $49.76        18.25%         1.04%         0.37%            --      $ 16,501            11%
      (2.32)       $43.46        35.04%         1.05%         0.48%            --      $  5,485            12%
      (1.89)       $33.96        16.43%         1.08%         0.93%            --      $  4,285            21%

      (1.82)       $35.31         1.27%         1.10%         3.14%          0.03%     $  1,862            41%
      (1.32)       $36.72        (7.00)%        1.07%         2.68%            --      $  1,667            20%
      (1.70)       $40.86        17.56%         1.06%         2.58%            --      $  1,885            13%
      (1.28)       $36.29        16.09%(C)      1.08%(D)      2.76%(D)         --      $    279            24%


      (0.72)       $50.17         1.70%         1.86%        (0.89)%           --      $     87            24%

      (1.37)       $35.20         2.16%         1.96%         2.25%            --      $      1            41%
------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================


FIXED INCOME FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 DISTRIBUTIONS TO
                                       NET REALIZED             DISTRIBUTIONS TO   SHAREHOLDERS     DISTRIBUTIONS
                NET ASSET                   AND                   SHAREHOLDERS       FROM NET         IN EXCESS
                 VALUE,        NET      UNREALIZED   TOTAL FROM     FROM NET       REALIZED GAIN       OF NET
YEAR ENDED      BEGINNING  INVESTMENT   GAIN/(LOSS)  INVESTMENT    INVESTMENT      ON INVESTMENT     INVESTMENT
DECEMBER 31,(+) OF PERIOD    INCOME     INVESTMENTS  OPERATIONS      INCOME        TRANSACTIONS        INCOME
--------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON MORTGAGE SECURITIES FUND
2000            $ 7.86         0.49          0.25          0.74        (0.49)           --               --
1999            $ 8.25         0.47         (0.39)         0.08        (0.47)           --               --
1998 (C)        $ 8.24         0.50          0.01          0.51        (0.50)           --               --
1997(D)         $ 8.06         0.52          0.16          0.68        (0.50)           --               --
1996(D)         $ 8.09         0.55         (0.04)         0.51        (0.54)           --               --
HUNTINGTON OHIO TAX-FREE FUND
2000            $20.68         0.97          0.64          1.61        (0.97)           --               --
1999            $21.83         0.95         (1.15)        (0.20)       (0.94)        (0.01)              --
1998            $21.74         0.98          0.11          1.09        (0.98)        (0.02)              --
1997            $21.49         1.01          0.27          1.28        (1.02)        (0.01)              --
1996            $21.77         1.01         (0.28)         0.73        (1.01)           --               --
HUNTINGTON MICHIGAN TAX-FREE FUND
2000            $10.44         0.48          0.29          0.77        (0.49)        (0.01)              --
1999            $10.99         0.49         (0.55)        (0.06)       (0.49)           --               --
1998(E)         $10.97         0.29          0.06          0.35        (0.31)        (0.02)              --
1998(F)         $10.89         0.25          0.06          0.31        (0.23)           --               --
1997(G)         $10.79         0.50          0.10          0.60        (0.50)           --               --
1996(G)         $10.79         0.50            --          0.50        (0.50)           --               --
HUNTINGTON FIXED INCOME SECURITIES FUND
2000            $19.74         1.29          0.53          1.82        (1.31)           --               --
1999            $21.78         1.23         (2.05)        (0.82)       (1.22)           --               --
1998            $21.41         1.26          0.65          1.91        (1.26)        (0.28)              --
1997            $20.94         1.31          0.47          1.78        (1.31)           --               --
1996            $21.78         1.34         (0.83)         0.51        (1.35)           --               --
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
2000            $ 9.76         0.57          0.47          1.04        (0.58)           --               --
1999            $10.42         0.55         (0.66)        (0.11)       (0.55)           --               --
1998(E)         $10.23         0.33          0.21          0.54        (0.35)           --               --
1998(F)         $10.16         0.29          0.04          0.33        (0.26)           --               --
1997(G)         $10.13         0.59          0.02          0.61        (0.58)           --               --
1996(G)         $10.24         0.59         (0.10)         0.49        (0.60)           --               --
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
2000            $19.24         1.16          0.29          1.45        (1.17)           --               --
1999            $20.13         1.10         (0.90)         0.20        (1.09)           --               --
1998            $20.04         1.15          0.24          1.39        (1.15)        (0.15)              --
1997            $19.96         1.19          0.08          1.27        (1.19)           --               --
1996            $20.35         1.17         (0.37)         0.80        (1.19)           --               --
--------------------------------------------------------------------------------------------------------------------


(+) IN 1998, THE FISCAL YEAR END OF HUNTINGTON MICHIGAN TAX-FREE AND HUNTINGTON INTERMEDIATE GOVERNMENT FUND WAS CHANGED FROM
    NOVEMBER 30 TO MAY 31, AND SUBSEQUENTLY TO DECEMBER 31 TO COINCIDE WITH OTHER HUNTINGTON FUNDS.
(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE.
(B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(C) EFFECTIVE APRIL 24, 1998, PIPER CAPITAL MANAGEMENT, INC. CEASED TO SERVE AS THE SUBADVISER FOR MORTGAGE SECURITIES FUND.
(D) PER SHARE INFORMATION PRESENTED IS BASED UPON THE MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DUE TO LARGE FLUCTUATIONS IN THE
    NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(E) SEVEN MONTHS ENDED DECEMBER 31.
(F) SIX MONTHS ENDED MAY 31.
(G) YEAR ENDED NOVEMBER 30.
(H) NOT ANNUALIZED.
(I) EXPENSE RATIOS REFLECT THE OPERATING EXPENSE IN EFFECT DURING THE PERIOD PRIOR TO AND SUBSEQUENT TO THE REORGANIZATION.
(J) COMPUTED ON AN ANNUALIZED BASIS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)

                                                 RATIO TO AVERAGE NET ASSETS
                                           -------------------------------------------
                NET ASSET                                             EXPENSE WAIVER   NET ASSETS,
                 VALUE,                                       NET       REDUCTION/       END OF        PORTFOLIO
    TOTAL        END OF         TOTAL                     INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DISTRIBUTIONS    PERIOD      RETURN (A)     EXPENSES        INCOME          (B)       (000 OMITTED)      RATE
--------------------------------------------------------------------------------------------------------------------


     (0.49)         $ 8.11        9.87%        0.76%          6.24%          0.09%     $ 31,849             9%
     (0.47)         $ 7.86        1.01%        0.95%          5.81%          0.20%     $ 32,193            20%
     (0.50)         $ 8.25        6.41%        0.63%          6.09%          0.20%     $ 34,991            17%
     (0.50)         $ 8.24        8.77%        0.66%          6.39%          0.20%     $ 37,057            63%
     (0.54)         $ 8.06        6.56%        0.67%          6.86%          0.29%     $ 39,566            90%

     (0.97)         $21.32        8.01%        0.85%          4.62%          0.03%     $ 48,408             1%
     (0.95)         $20.68       (0.92)%       0.82%          4.44%            --      $ 52,723            11%
     (1.00)         $21.83        5.16%        0.73%          4.50%            --      $ 63,148             9%
     (1.03)         $21.74        6.11%        0.72%          4.72%            --      $ 64,325            14%
     (1.01)         $21.49        3.48%        0.76%          3.48%            --      $ 64,799             6%

     (0.50)         $10.71        7.53%        0.83%          4.60%          0.05%     $ 16,392             0%
     (0.49)         $10.44       (0.54)%       0.74%          4.57%          0.07%     $ 20,809             6%
     (0.33)         $10.99        3.31%(H)     0.67%(J)       4.57%(J)       0.07%(J)  $ 23,995             7%
     (0.23)         $10.97        2.86%(H)     0.75%(I)(J)    4.55%(J)       0.14%(J)  $ 27,440             2%
     (0.50)         $10.89        5.73%        0.73%          4.66%          0.27%     $ 24,954             7%
     (0.50)         $10.79        4.78%        0.68%          4.72%          0.37%     $ 23,082            16%

     (1.31)         $20.25        9.56%        0.76%          6.53%          0.03%     $157,978            28%
     (1.22)         $19.74       (3.84)%       0.74%          5.99%            --      $150,787            44%
     (1.54)         $21.78        9.18%        0.70%          5.78%            --      $168,453            47%
     (1.31)         $21.41        8.83%        0.70%          6.26%            --      $153,374           116%
     (1.35)         $20.94        2.56%        0.74%          6.39%            --      $144,038            16%

     (0.58)         $10.22       11.03%        0.77%          5.77%          0.04%     $ 75,342            24%
     (0.55)         $ 9.76       (1.09)%       0.73%          5.45%          0.05%     $ 99,566            14%
     (0.35)         $10.42        5.34%(H)     0.69%(J)       5.38%(J)       0.05%(J)  $109,261             7%
     (0.26)         $10.23        3.33%(H)     0.76%(I)(J)    5.67%(J)       0.02%(J)  $116,317            14%
     (0.58)         $10.16        6.27%        0.79%          5.91%            --      $115,064            28%
     (0.60)         $10.13        4.97%        0.79%          5.89%            --      $108,047            16%

     (1.17)         $19.52        7.83%        0.73%          6.01%          0.03%     $115,511            29%
     (1.09)         $19.24        1.05%        0.73%          5.60%            --      $113,341            92%
     (1.30)         $20.13        7.13%        0.71%          5.68%            --      $127,715            61%
     (1.19)         $20.04        6.56%        0.71%          5.94%            --      $126,845           160%
     (1.19)         $19.96        4.08%        0.72%          5.83%            --      $125,514            39%
--------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================


FIXED INCOME FUNDS (CONT'D)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 DISTRIBUTIONS TO
                                        NET REALIZED            DISTRIBUTIONS TO   SHAREHOLDERS     DISTRIBUTIONS
                 NET ASSET                   AND                  SHAREHOLDERS       FROM NET         IN EXCESS
                  VALUE,        NET      UNREALIZED   TOTAL FROM    FROM NET       REALIZED GAIN       OF NET
YEAR ENDED       BEGINNING  INVESTMENT   GAIN/(LOSS)  INVESTMENT   INVESTMENT      ON INVESTMENT     INVESTMENT
DECEMBER 31,(+)  OF PERIOD    INCOME     INVESTMENTS  OPERATIONS     INCOME        TRANSACTIONS        INCOME
--------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES*
HUNTINGTON MORTGAGE SECURITIES FUND
2000                $ 7.89      0.49          0.23          0.72        (0.47)           --              --
1999                $ 8.27      0.45         (0.38)         0.07        (0.45)           --              --
1998(C)             $ 8.26      0.48          0.01          0.49        (0.48)           --              --
1997(D)             $ 8.08      0.50          0.17          0.67        (0.49)           --              --
1996(D)             $ 8.12      0.53         (0.04)         0.49        (0.53)           --              --
HUNTINGTON OHIO TAX-FREE FUND
2000                $20.67      0.92          0.64          1.56        (0.92)           --              --
1999                $21.82      0.87         (1.12)        (0.25)       (0.89)        (0.01)             --
1998                $21.73      0.93          0.11          1.04        (0.93)        (0.02)             --
1997                $21.48      0.98          0.25          1.23        (0.97)        (0.01)             --
1996                $21.77      0.96         (0.29)         0.67        (0.96)           --              --
INVESTMENT SHARES
HUNTINGTON MICHIGAN TAX-FREE FUND
2000                $10.44      0.46          0.28          0.74        (0.46)        (0.01)             --
1999                $10.99      0.46         (0.55)        (0.09)       (0.46)           --              --
1998(E)             $10.97      0.28          0.06          0.34        (0.30)        (0.02)             --
1998(F)             $10.89      0.24          0.06          0.30        (0.22)           --              --
1997(G)             $10.79      0.47          0.10          0.57        (0.47)           --              --
1996(G)             $10.79      0.48            --          0.48        (0.48)           --              --
HUNTINGTON FIXED INCOME SECURITIES FUND
2000                $19.74      1.24          0.53          1.77        (1.26)           --              --
1999                $21.78      1.08         (1.95)        (0.87)       (1.17)           --              --
1998                $21.41      1.20          0.66          1.86        (1.21)        (0.28)             --
1997                $20.95      1.25          0.47          1.72        (1.26)           --              --
1996                $21.78      1.29         (0.83)         0.46        (1.29)           --              --
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
2000                $ 9.76      0.54          0.47          1.01        (0.55)           --              --
1999                $10.42      0.54         (0.68)        (0.14)       (0.52)           --              --
1998(E)             $10.24      0.31          0.20          0.51        (0.33)           --              --
1998(F)             $10.16      0.28          0.05          0.33        (0.25)           --              --
1997(G)             $10.13      0.57          0.02          0.59        (0.56)           --              --
1996(G)             $10.24      0.57         (0.10)         0.47        (0.58)           --              --
INVESTMENT B SHARES
HUNTINGTON FIXED INCOME SECURITIES FUND
2000(K)             $19.56      0.75          0.73          1.48        (0.79)           --              --
--------------------------------------------------------------------------------------------------------------------

  * FORMERLY KNOWN AS INVESTMENT SHARES.
(+) IN 1998, THE FISCAL YEAR END OF HUNTINGTON MICHIGAN TAX-FREE AND HUNTINGTON
    INTERMEDIATE GOVERNMENT FUND WAS CHANGED FROM NOVEMBER 30 TO MAY 31, AND SUBSEQUENTLY TO DECEMBER 31 TO COINCIDE WITH THE OTHER HUNTINGTON FUNDS.
(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE.
(B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE
    AND NET INVESTMENT INCOME RATIOS.
(C) EFFECTIVE APRIL 24, 1998, PIPER CAPITAL MANAGEMENT, INC. CEASED TO SERVE
    AS THE SUBADVISER FOR MORTGAGE SECURITIES FUND.
(D) PER SHARE INFORMATION PRESENTED IS BASED UPON THE MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DUE TO LARGE FLUCTUATIONS IN THE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(E) SEVEN MONTHS ENDED DECEMBER 31.
(F) SIX MONTHS ENDED MAY 31.
(G) YEAR ENDED NOVEMBER 30.
(H) NOT ANNUALIZED.
(I) EXPENSE RATIOS REFLECT THE OPERATING EXPENSES IN EFFECT DURING THE PERIOD PRIOR TO AND SUBSEQUENT TO THE REORGANIZATION.
(J) COMPUTED ON AN ANNUALIZED BASIS. (K) HUNTINGTON FIXED INCOME SECURITIES FUND INVESTMENT B SHARES COMMENCED OPERATIONS MAY 1, 2000.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.)

                                                 RATIO TO AVERAGE NET ASSETS
                                           ------------------------------------------
                NET ASSET                                             EXPENSE WAIVER   NET ASSETS,
                 VALUE,                                       NET       REDUCTION/       END OF        PORTFOLIO
      TOTAL      END OF         TOTAL                     INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DISTRIBUTIONS    PERIOD      RETURN (A)     EXPENSES        INCOME          (B)       (000 OMITTED)      RATE
--------------------------------------------------------------------------------------------------------------------


      (0.47)        $ 8.14        9.55%        1.01%          6.01%          0.19%      $   779             9%
      (0.45)        $ 7.89        0.88%        1.45%          5.54%          0.45%      $ 1,025            20%
      (0.48)        $ 8.27        6.09%        0.88%          5.84%          0.45%      $ 1,068            17%
      (0.49)        $ 8.26        8.54%        0.91%          6.16%          0.45%      $ 1,082            63%
      (0.53)        $ 8.08        6.25%        0.92%          6.57%          0.53%      $ 1,666            90%

      (0.92)        $21.31        7.73%        1.10%          4.37%          0.03%      $ 1,119             1%
      (0.90)        $20.67       (1.17)%       1.07%          4.44%            --       $ 1,310            11%
      (0.95)        $21.82        4.90%        0.98%          4.25%            --       $ 1,519             9%
      (0.98)        $21.73        5.88%        0.97%          4.47%            --       $ 1,468            14%
      (0.96)        $21.48        3.20%        1.01%          3.24%            --       $ 1,900             6%


      (0.47)        $10.71        7.27%        1.09%          4.34%          0.05%      $ 6,059             0%
      (0.46)        $10.44       (0.77)%       0.98%          4.33%          0.07%      $ 7,183             6%
      (0.32)        $10.99        3.14%(H)     0.92%(J)       4.32%(J)       0.07%(J)   $ 8,764             7%
      (0.22)        $10.97        2.75%(H)     1.00%(I)(J)    4.30%(J)       0.21%(J)   $ 9,946             2%
      (0.47)        $10.89        5.47%        0.98%          4.41%          0.37%      $ 9,426             7%
      (0.48)        $10.79        4.61%        0.84%          4.55%          0.56%      $ 9,050            16%

      (1.26)        $20.25        9.27%        1.01%          6.29%          0.02%      $ 1,132            28%
      (1.17)        $19.74       (4.07)%       1.06%          5.65%            --       $ 1,293            44%
      (1.49)        $21.78        8.93%        0.95%          5.53%            --       $ 1,586            47%
      (1.26)        $21.41        8.54%        0.95%          6.01%            --       $ 1,615           116%
      (1.29)        $20.95        2.32%        0.99%          6.12%            --       $ 1,851            16%

      (0.55)        $10.22       10.74%        1.02%          5.52%          0.04%      $ 1,705            24%
      (0.52)        $ 9.76       (1.33)%       0.74%          5.46%          0.04%      $ 2,055            14%
      (0.33)        $10.42        5.06%(H)     0.94%(K)       5.13%(J)       0.05%(J)   $ 3,084             7%
      (0.25)        $10.24        3.31%(H)     1.01%(I)(K)    5.42%(J)       0.09%(J)   $ 3,217            14%
      (0.56)        $10.16        5.99%        1.04%          5.66%          0.10%      $ 3,518            28%
      (0.58)        $10.13        4.80%        0.95%          5.73%          0.19%      $ 5,230            16%
      (0.61)        $10.24       12.64%        0.78%          6.09%            --       $ 7,610            27%


      (0.79)        $20.25        7.72%        1.68%          5.73%            --       $     2            28
--------------------------------------------------------------------------------------------------------------------

COMBINED NOTES TO FINANCIAL STATEMENTS
================================================================================

DECEMBER 31, 2000


(1) ORGANIZATION
THE HUNTINGTON FUNDS, FORMERLY KNOWN AS THE MONITOR FUNDS, (THE "TRUST") IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "ACT"), AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AS OF DECEMBER 31, 2000, THE TRUST CONSISTED OF EIGHT DIVERSIFIED AND FOUR NON-DIVERSIFIED PORTFOLIOS (INDIVIDUALLY REFERRED TO AS A "FUND", OR COLLECTIVELY AS THE "FUNDS") AS FOLLOWS:

   HUNTINGTON MONEY MARKET FUND ("MONEY MARKET")
   HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND ("OHIO MUNICIPAL MONEY MARKET")* HUNTINGTON U.S. TREASURY MONEY MARKET FUND ("U.S. TREASURY MONEY MARKET") HUNTINGTON FLORIDA TAX-FREE MONEY FUND ("FLORIDA TAX-FREE MONEY")*++ HUNTINGTON GROWTH FUND ("GROWTH")
   HUNTINGTON INCOME EQUITY FUND ("INCOME EQUITY")
   HUNTINGTON MORTGAGE SECURITIES FUND ("MORTGAGE SECURITIES")
   HUNTINGTON OHIO TAX-FREE FUND ("OHIO TAX-FREE")*
   HUNTINGTON MICHIGAN TAX-FREE FUND ("MICHIGAN TAX-FREE")*+
   HUNTINGTON FIXED INCOME SECURITIES FUND ("FIXED INCOME")
   HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
     ("INTERMEDIATE GOVERNMENT INCOME")+
   HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
     ("SHORT/INTERMEDIATE FIXED INCOME")

   *NON-DIVERSIFIED PORTFOLIO

THE FUNDS OFFER UP TO THREE CLASSES OF SHARES: TRUST SHARES, INVESTMENT A SHARES (FORMERLY KNOWN AS INVESTMENT SHARES) AND INVESTMENT B SHARES. ALL OF THE FUNDS OFFER TRUST SHARES AND INVESTMENT A SHARES, EXCEPT SHORT/INTERMEDIATE FIXED INCOME ONLY OFFERS TRUST SHARES. IN ADDITION, MONEY MARKET, GROWTH, INCOME EQUITY AND FIXED INCOME EACH OFFER INVESTMENT B SHARES. TRUST SHARES CARRY NO SALES CHARGES AND ARE NOT SUBJECT TO RULE 12B-1 FEES. TRUST SHARES ARE ONLY OFFERED TO FIDUCIARY, ADVISORY, AGENCY AND OTHER SIMILAR CLIENTS OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR CORRESPONDENT BANKS. INVESTMENT A SHARES ARE OFFERED TO ALL TYPES OF INVESTORS, CARRY A FRONT-END SALES CHARGE, EXCEPT WITH RESPECT TO THE MONEY MARKET FUNDS, AND ARE SUBJECT TO 12B-1 FEES OF 0.25%. INVESTMENT B SHARES ARE ALSO OFFERED TO ALL TYPES OF INVESTORS, CARRY A CONTINGENT DEFERRED SALES CHARGE, AND ARE SUBJECT TO 12B-1 FEES OF 1.00%.

THE ASSETS OF EACH FUND ARE SEGREGATED, AND A SHAREHOLDER'S INTEREST IS LIMITED TO THE FUND AND TO THE CLASS IN WHICH SHARES ARE HELD.

++ EFFECTIVE MAY 1, 2000, COUNTRYWIDE INVESTMENTS, INC. ("COUNTRYWIDE"), THE SUBADVISER TO FLORIDA TAX-FREE MONEY, REORGANIZED ITS INVESTMENT ADVISORY OPERATIONS AND MOVED ALL OF THE INVESTMENT PERSONNEL ASSOCIATED WITH THE FUND TO FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON"), AN AFFILIATE OF COUNTRYWIDE. CONSISTENT WITH THE REQUIREMENTS OF THE ACT, THE BOARD OF TRUSTEES OF THE TRUST APPROVED AN INTERIM SUBADVISORY AGREEMENT WITH FORT WASHINGTON UNDER SUBSTANTIALLY THE SAME TERMS AS THE COUNTRYWIDE SUBADVISORY AGREEMENT. ON JUNE 21, 2000, THE SHAREHOLDERS OF FLORIDA TAX-FREE MONEY APPROVED A NEW SUBADVISORY AGREEMENT WITH FORT WASHINGTON WITH SUBSTANTIALLY THE SAME TERMS TO REPLACE THE INTERIM AGREEMENT.

+ FMB MICHIGAN TAX-FREE BOND FUND AND FMB INTERMEDIATE GOVERNMENT INCOME FUND WERE REORGANIZED INTO MICHIGAN TAX-FREE AND INTERMEDIATE GOVERNMENT INCOME, RESPECTIVELY, IN 1998. BECAUSE THE TWO FMB FUNDS WERE TREATED AS ACCOUNTING SURVIVORS IN THE REORGANIZATION, HISTORICAL INFORMATION RELATING TO THESE FUNDS IS INCLUDED HEREIN WITH INFORMATION FOR MICHIGAN TAX-FREE AND INTERMEDIATE GOVERNMENT INCOME.

(2) SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONSISTENTLY FOLLOWED BY EACH FUND IN THE PREPARATION OF ITS FINANCIAL STATEMENTS. THESE POLICIES ARE IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA ("GAAP"). THE PREPARATION OF FINANCIAL STATEMENTS IN ACCORDANCE WITH GAAP REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS AND DISCLOSURES IN THE STATEMENTS AS WELL AS POSSIBLE CONTINGENT LIABILITIES. THE ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.

A. INVESTMENT VALUATIONS
SECURITIES OF THE MONEY MARKET FUNDS (MONEY MARKET, OHIO MUNICIPAL MONEY MARKET, U.S. TREASURY MONEY MARKET AND FLORIDA TAX-FREE MONEY) ARE VALUED USING AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE. THE TRUST'S USE OF THE AMORTIZED COST METHOD TO VALUE THE MONEY MARKET FUNDS' PORTFOLIO SECURITIES IS CONDITIONED ON THEIR COMPLIANCE WITH RULE 2A-7 UNDER THE ACT.

EACH OF THE EQUITY FUNDS VALUES ITS SECURITIES IN CALCULATING NET ASSET VALUE AS FOLLOWS. SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE OR QUOTED ON THE NASDAQ NATIONAL MARKET SYSTEM ARE VALUED AT THEIR LAST-REPORTED SALE PRICE ON THE PRINCIPAL EXCHANGE OR REPORTED BY NASDAQ OR, IF THERE IS NO REPORTED SALE, AND IN THE CASE OF OVER-THE-COUNTER SECURITIES NOT INCLUDED IN THE NASDAQ NATIONAL MARKET SYSTEM, AT A BID PRICE ESTIMATED BY A PRICING SERVICE USING METHODOLOGIES APPROVED AND AUTHORIZED BY THE BOARD OF TRUSTEES (AN "AUTHORIZED PRICING SERVICE"). FOR THE INCOME FUNDS, SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE OR IN THE OVER-THE-COUNTER MARKET ARE VALUED AT THEIR LAST-REPORTED SALE PRICE, OR, IF THERE IS NO REPORTED SALE, AT A BID PRICE ESTIMATED BY AN AUTHORIZED PRICING SERVICE. FOR OTHER DEBT SECURITIES, INCLUDING ZERO-COUPON SECURITIES, AND FOREIGN SECURITIES, AN AUTHORIZED PRICING SERVICE IS USED.

U.S. GOVERNMENT SECURITIES HELD BY THE MORTGAGE SECURITIES FUND ARE VALUED AT THE MEAN BETWEEN THE OVER-THE-COUNTER BID AND ASKED PRICES AS FURNISHED BY AN AUTHORIZED PRICING SERVICE.

SHORT-TERM INVESTMENTS WITH REMAINING MATURITIES OF 60 DAYS OR LESS AT THE TIME OF PURCHASE MAY BE VALUED AT AMORTIZED COST. INVESTMENTS IN OTHER OPEN-END INVESTMENT COMPANIES ARE VALUED AT NET ASSET VALUE.

================================================================================


FOR SECURITIES WHICH CANNOT BE PRICED BY AN AUTHORIZED PRICING SERVICE, THE BOARD OF TRUSTEES HAS AUTHORIZED THE TRUST'S RECORDKEEPER TO SEEK A GOOD FAITH FAIR VALUE DETERMINATION FROM A BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY. IN CERTAIN CIRCUMSTANCES, IN ACCORDANCE WITH THE TRUST'S SECURITY VALUATION POLICY, THE RECORDKEEPER MAY SEEK A GOOD FAITH FAIR VALUE DETERMINATION WHERE AN AUTHORIZED PRICING SERVICE HAS PROVIDED A PRICE. THE TRUST'S SECURITY VALUATION POLICY HAS ALSO ESTABLISHED A PRICING COMMITTEE WHICH WILL PRICE A SECURITY IN THE EVENT THAT NO PRICE CAN BE OBTAINED FROM AN AUTHORIZED PRICING SERVICE, A BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY.

B. REPURCHASE AGREEMENTS
IT IS THE POLICY OF THE FUNDS TO REQUIRE THE CUSTODIAN BANK TO TAKE POSSESSION, TO HAVE LEGALLY SEGREGATED IN THE FEDERAL RESERVE BOOK ENTRY SYSTEM, OR TO HAVE SEGREGATED WITHIN THE CUSTODIAN BANK'S VAULT, ALL SECURITIES HELD AS COLLATERAL UNDER REPURCHASE AGREEMENT TRANSACTIONS. ADDITIONALLY, IT IS THE POLICY OF THE TRUST TO MONITOR, ON A DAILY BASIS, THE MARKET VALUE OF EACH REPURCHASE AGREEMENT'S COLLATERAL TO ENSURE THAT THE VALUE OF COLLATERAL AT LEAST EQUALS THE REPURCHASE PRICE TO BE PAID UNDER THE REPURCHASE AGREEMENT TRANSACTION.

THE FUNDS WILL ONLY ENTER INTO REPURCHASE AGREEMENTS WITH BANKS AND OTHER RECOGNIZED FINANCIAL INSTITUTIONS, SUCH AS BROKER/DEALERS, WHICH ARE DEEMED BY THE FUNDS' ADVISER TO BE CREDITWORTHY PURSUANT TO THE GUIDELINES ESTABLISHED BY THE TRUSTEES. RISKS MAY ARISE FROM THE POTENTIAL INABILITY OF COUNTERPARTIES TO HONOR THE TERMS OF THESE AGREEMENTS. FURTHERMORE, THE FUNDS COULD RECEIVE LESS THAN THE REPURCHASE PRICE ON THE SALE OF COLLATERAL SECURITIES.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
DIVIDEND INCOME AND DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME AND EXPENSES ARE ACCRUED DAILY. BOND PREMIUM AND DISCOUNT, IF APPLICABLE, ARE AMORTIZED. FOR STRIPPED MORTGAGE BACKED SECURITIES, MORTGAGE SECURITIES USES THE CONSTANT YIELD METHOD FOR INCOME RECOGNITION PURPOSES.

INCOME, EXPENSES (OTHER THAN CLASS SPECIFIC EXPENSES) AND REALIZED AND UNREALIZED GAINS AND LOSSES FOR THE FUNDS ARE ALLOCATED DAILY TO EACH CLASS OF SHARES BASED UPON THE RELATIVE PROPORTION OF NET ASSETS REPRESENTED BY SUCH CLASS. DISTRIBUTION FEES ARE CHARGED DIRECTLY TO SUCH CLASS.

INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GAAP. THESE DIFFERENCES ARE PRIMARILY DUE TO THE TAX NATURE OF DISTRIBUTIONS.

D. RECLASSIFICATION OF COMPONENTS OF NET ASSETS
THE TIMING AND CHARACTERIZATION OF CERTAIN INCOME AND CAPITAL GAINS DISTRIBUTIONS ARE DETERMINED ANNUALLY IN ACCORDANCE WITH FEDERAL TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. AS A RESULT, NET INVESTMENT INCOME (LOSS) AND NET REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS FOR THE REPORTING PERIOD MAY DIFFER SIGNIFICANTLY FROM DISTRIBUTIONS DURING SUCH PERIOD. THESE BOOK/TAX DIFFERENCES MAY BE TEMPORARY OR PERMANENT IN NATURE. TO THE EXTENT THESE DIFFERENCES ARE PERMANENT, THEY ARE CHARGED OR CREDITED TO PAID-IN-CAPITAL OR ACCUMULATED NET REALIZED GAIN, AS APPROPRIATE, IN THE PERIOD THAT THE DIFFERENCES ARISE. ACCORDINGLY THE FOLLOWING PERMANENT DIFFERENCES HAVE BEEN RECLASSIFIED TO/FROM THE FOLLOWING ACCOUNT DURING THE FISCAL YEAR.


                                                  UNDISTRIBUTED
                                    ACCUMULATED  NET INVESTMENT
                   PAID-IN-CAPITAL REALIZED GAIN     INCOME
FUNDS                    (000)        (000)           (000)
---------------------------------------------------------------
GROWTH                  $(330)         $ --          $330
INCOME EQUITY             160          (194)           34
MORTGAGE SECURITIES        (5)           --             5
OHIO TAX-FREE              (7)           --             7
MICHIGAN TAX-FREE          (3)           --             3
FIXED INCOME SECURITIES   (30)          (10)           40
INTERMEDIATE GOVERNMENT
   INCOME                 (12)           --            12
SHORT/INTERMEDIATE FIXED
   INCOME SECURITIES      (23)           --            23
------------------------------------------------------------

E. FEDERAL TAXES
IT IS THE FUNDS' POLICY TO COMPLY WITH THE PROVISIONS OF THE CODE APPLICABLE TO REGULATED INVESTMENT COMPANIES AND TO DISTRIBUTE TO SHAREHOLDERS EACH YEAR SUBSTANTIALLY ALL OF THEIR INCOME. ACCORDINGLY, NO PROVISIONS FOR FEDERAL TAX ARE NECESSARY.

AT DECEMBER 31, 2000, THE FOLLOWING FUNDS HAD CAPITAL LOSS CARRYFORWARDS, WHICH WILL REDUCE EACH FUND'S TAXABLE INCOME ARISING FROM FUTURE NET REALIZED GAIN ON INVESTMENTS, IF ANY, TO THE EXTENT PERMITTED BY THE CODE, AND THUS WILL REDUCE THE AMOUNT OF THE DISTRIBUTIONS TO SHAREHOLDERS WHICH WOULD OTHERWISE BE NECESSARY TO RELIEVE EACH FUND OF ANY LIABILITY FOR FEDERAL TAX. PURSUANT TO THE CODE, SUCH CAPITAL LOSS CARRYFORWARDS WILL EXPIRE AS LISTED BELOW:

YEAR AND AMOUNT OF EXPIRATION
                  2002        2003       2004    2005  2006      2007       2008       TOTAL
--------------------------------------------------------------------------------------------
MONEY
MARKET              --      86,788         --   1,945     6        --         --     $88,739
--------------------------------------------------------------------------------------------
OHIO
MUNICIPAL
MONEY
MARKET           2,172      10,081         --      --    --        --         --     $12,253
--------------------------------------------------------------------------------------------
FLORIDA TAX-
FREE MONEY          --          --         --      --    --     1,014         --      $1,014
--------------------------------------------------------------------------------------------
MORTGAGE
SECURITIES  10,376,781  10,841,602  2,455,048      --    --     2,540     31,377 $23,707,348
--------------------------------------------------------------------------------------------
OHIO
TAX-FREE            --          --         --      --    --        --     12,589     $12,589
--------------------------------------------------------------------------------------------
FIXED
INCOME              --          --         --      --    -- 1,282,057  2,387,495  $3,669,552
--------------------------------------------------------------------------------------------
INTERMEDIATE
GOVERNMENT
INCOME         135,680   1,366,912         --  10,235   806        --    355,189  $1,868,822
--------------------------------------------------------------------------------------------
SHORT
INTERMEDIATE
FIXED INCOME        --          --         --      --    --   723,150  1,049,167  $1,772,317
--------------------------------------------------------------------------------------------

F. DOLLAR ROLL TRANSACTIONS
MORTGAGE SECURITIES MAY ENTER INTO MORTGAGE "DOLLAR ROLLS" IN WHICH IT SELLS SECURITIES FOR DELIVERY IN THE CURRENT MONTH AND SIMULTANEOUSLY CONTRACTS WITH THE SAME COUNTERPARTY TO REPURCHASE SIMILAR (SAME TYPE, COUPON AND MATURITY) BUT NOT IDENTICAL SECURITIES ON A SPECIFIED FUTURE DATE. THE FUND WOULD BENEFIT TO THE EXTENT OF ANY DIFFERENCE BETWEEN THE PRICE RECEIVED FOR THE SECURITIES SOLD AND THE LOWER FORWARD PRICE FOR THE FUTURE PURCHASE PLUS ANY FEE INCOME RECEIVED. AS OF DECEMBER 31, 2000, NO FEE INCOME WAS RECEIVED FOR THE YEAR FOR DOLLAR ROLL TRANSACTIONS. THE FUND MAINTAINS A SEGREGATED ACCOUNT, THE DOLLAR VALUE OF WHICH MEETS OR EXCEEDS ITS OBLIGATIONS WITH RESPECT TO DOLLAR ROLLS.

COMBINED NOTES TO FINANCIAL STATEMENTS
================================================================================

G. OTHER
INVESTMENT TRANSACTIONS ARE ACCOUNTED FOR ON THE TRADE DATE.

GAINS OR LOSSES REALIZED FROM THE SALE OF SECURITIES ARE DETERMINED BY COMPARING THE IDENTIFIED COST OF THE SECURITY SOLD WITH THE NET SALES PROCEEDS.

(3) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEE--THE HUNTINGTON NATIONAL BANK, THE TRUST'S INVESTMENT ADVISER ("HUNTINGTON" OR THE "ADVISER"), RECEIVES FOR ITS SERVICES AN ANNUAL INVESTMENT ADVISORY FEE FOR EACH OF THE FUNDS AT THE FOLLOWING ANNUAL RATES:
MONEY MARKET, OHIO MUNICIPAL MONEY MARKET AND FLORIDA TAX-FREE MONEY (EFFECTIVE APRIL 26, 2000): 0.30% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS OF EACH FUND, 0.25% OF THE NEXT $500 MILLION, AND 0.20% OF ANY AMOUNT OVER $1 BILLION; U.S. TREASURY MONEY MARKET: 0.20% OF THE FUND'S AVERAGE DAILY NET ASSETS; FLORIDA TAX-FREE MONEY (PRIOR TO APRIL 26, 2000): 0.50% OF THE FIRST $100 MILLION OF THE FUND'S AVERAGE DAILY NET ASSETS, 0.45% OF THE NEXT $100 MILLION, 0.40% OF THE NEXT $100 MILLION, AND 0.375% OF ANY AMOUNT OVER $300 MILLION. GROWTH AND INCOME EQUITY: 0.60% OF EACH FUND'S AVERAGE DAILY NET ASSETS; AND MICHIGAN TAX-FREE, OHIO TAX-FREE, FIXED INCOME, INTERMEDIATE GOVERNMENT INCOME, MORTGAGE SECURITIES AND SHORT/INTERMEDIATE FIXED INCOME:
0.50% OF EACH FUND'S AVERAGE DAILY NET ASSETS. THE ADVISER MAY VOLUNTARILY CHOOSE TO WAIVE A PORTION OF ITS FEE.

SUB-ADVISORY FEE--FOR THE PERIOD ENDING APRIL 30, 2000, COUNTRYWIDE PROVIDED INVESTMENT ADVICE, STATISTICAL AND OTHER INFORMATION FOR FLORIDA TAX-FREE MONEY PURSUANT TO A SUB-ADVISORY AGREEMENT WITH THE ADVISER. FROM MAY 1, 2000 THROUGH JUNE 21, 2000, FORT WASHINGTON PROVIDED SUCH SERVICES PURSUANT TO AN INTERIM SUB-ADVISORY AGREEMENT WITH THE ADVISER. EFFECTIVE JUNE 21, 2000, FORT WASHINGTON BEGAN SERVING AS SUBADVISER FOR FLORIDA TAX-FREE MONEY PURSUANT TO A NEW SUB-ADVISORY AGREEMENT WITH THE ADVISER. UNDER EACH AGREEMENT, COUNTRYWIDE AND FORT WASHINGTON, RECEIVED FROM THE ADVISER AN ANNUAL FEE EQUAL TO 0.20% OF THE FUND'S AVERAGE DAILY NET ASSETS.

ADMINISTRATION AND FUND ACCOUNTING FEES--HUNTINGTON ALSO SERVES AS ADMINISTRATOR TO THE TRUST AND IS ENTITLED TO RECEIVE AN ANNUAL FEE OF 0.11% FOR ADMINISTRATIVE SERVICES AND 0.03% FOR ACCOUNTING SERVICES OF EACH FUND'S AVERAGE NET ASSETS, PAID MONTHLY, FOR SERVICES PERFORMED UNDER THE TRUST'S ADMINISTRATION AGREEMENT. HUNTINGTON PAID MONTHLY TO SEI INVESTMENTS MUTUAL FUNDS SERVICES ("SIMFS"), UNDER A SUB-ADMINISTRATION AGREEMENT, AN ANNUAL FEE OF 0.08% OF EACH FUND'S AVERAGE NET ASSETS FOR SERVICES PERFORMED.

ADMINISTRATIVE SERVICES FEES--HUNTINGTON ALSO PROVIDES ADMINISTRATIVE SERVICES TO THE TRUST SHARES AND INVESTMENT A SHARES PURSUANT TO AN ADMINISTRATIVE SERVICES AGREEMENT AND IS ENTITLED TO RECEIVE AN ANNUAL FEE OF 0.25% OF EACH FUND'S AVERAGE NET ASSETS, ACCRUED DAILY AND PAID QUARTERLY. THIS AGREEMENT BECAME EFFECTIVE OCTOBER 25, 2000.

DISTRIBUTION AGREEMENT--SEI INVESTMENTS DISTRIBUTION CO. ("SIDCO") ACTS AS THE TRUST'S DISTRIBUTOR PURSUANT TO A DISTRIBUTION AGREEMENT. SEI INVESTMENTS MANAGEMENT CORPORATION, A WHOLLY-OWNED SUBSIDIARY OF SEI INVESTMENTS COMPANY, IS THE OWNER OF ALL BENEFICIAL INTERESTS IN SIMFS. SIDCO IS A WHOLLY-OWNED SUBSIDIARY OF SEI INVESTMENTS COMPANY.

DISTRIBUTION PLAN--THE TRUST HAS ADOPTED A DISTRIBUTION PLAN PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT (THE "DISTRIBUTION PLAN"). THE DISTRIBUTION PLAN PROVIDES FOR PAYMENTS TO BE MADE TO THE TRUST'S DISTRIBUTOR (SIDCO) IN CONNECTION WITH THE PROVISION OF DISTRIBUTION AND ADMINISTRATIVE SERVICES WITH RESPECT TO THE FUNDS' INVESTMENT A SHARES AND INVESTMENT B SHARES.

IN ACCORDANCE WITH THE DISTRIBUTION PLAN, THE DISTRIBUTOR ENTERS INTO AGREEMENTS WITH BROKERS AND DEALERS RELATING TO DISTRIBUTION AND/OR ADMINISTRATIVE SERVICES WITH RESPECT TO THE INVESTMENT A SHARES AND INVESTMENT B SHARES OF THE FUNDS. THE DISTRIBUTOR MAY ALSO ENTER INTO AGREEMENTS WITH ADMINISTRATORS (INCLUDING FINANCIAL INSTITUTIONS, FIDUCIARIES, CUSTODIANS FOR PUBLIC FUNDS, AND INVESTMENT ADVISERS) TO PROVIDE ADMINISTRATIVE SERVICES WITH RESPECT TO SUCH SHARES.

IN CONNECTION WITH THE PROVISION OF THE DISTRIBUTION AND ADMINISTRATIVE SERVICES DESCRIBED ABOVE, THE HUNTINGTON NATIONAL BANK AND THE DISTRIBUTOR PAYS BROKERS, DEALERS AND ADMINISTRATORS (INCLUDING THE HUNTINGTON INVESTMENT COMPANY) A FEE BASED ON THE AMOUNT OF THE INVESTMENT A SHARES OR INVESTMENT B SHARES OWNED BY THEIR CUSTOMERS.

UNDER THE DISTRIBUTION PLAN, AMOUNTS PAID TO THE DISTRIBUTOR WITH RESPECT TO A FUND'S INVESTMENT A SHARES MAY NOT EXCEED AN ANNUAL RATE OF 0.25% OF THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE FUND'S INVESTMENT A SHARES AND, WITH RESPECT TO A FUND'S INVESTMENT B SHARES MAY NOT EXCEED AN ANNUAL RATE OF 1.00% OF THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE FUND'S INVESTMENT B SHARES. PRIOR TO APRIL 26, 2000, THE MAXIMUM AMOUNT PAYABLE TO THE DISTRIBUTOR WITH RESPECT TO INVESTMENT A SHARES OF MORTGAGE SECURITIES WAS 0.50% OF THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE FUND'S INVESTMENT A SHARES, AN AMOUNT WHICH HAD BEEN PREVIOUSLY VOLUNTARILY REDUCED TO 0.25%.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, AND CUSTODIAN FEES--STATE STREET BANK AND TRUST COMPANY ("STATE STREET") SERVES AS THE TRUST'S TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THE FEES PAYABLE TO STATE STREET FOR TRANSFER AGENT AND DIVIDEND DISBURSING SERVICES ARE BASED ON THE SIZE, TYPE AND NUMBER OF ACCOUNTS AND TRANSACTIONS MADE BY SHAREHOLDERS.

HUNTINGTON RECEIVES A FEE FOR ITS SERVICES AS THE CUSTODIAN OF THE FUNDS' INVESTMENTS AND OTHER ASSETS. FOR THE YEAR ENDED DECEMBER 31, 2000, HUNTINGTON RECEIVED FEES OF APPROXIMATELY $715,000.

OTHER AFFILIATE RELATIONSHIPS--FOR THE YEAR ENDED DECEMBER 31, 2000, CERTAIN OFFICERS OF THE TRUST WERE OFFICERS OF SIMFS AND SIDCO. SUCH OFFICERS RECEIVE NO COMPENSATION FROM THE TRUST.

FOR THE YEAR ENDED DECEMBER 31, 2000 $28,303 IN COMMISSIONS EARNED ON SALES OF INVESTMENT A SHARES AND INVESTMENT B SHARES OF THE VARIABLE NET ASSET VALUE FUNDS WERE PAID TO HUNTINGTON AFFILIATE BROKER/DEALERS OF THE FUNDS.

TRANSFER OF SECURITIES AMONG FUNDS & SUBSEQUENT EVENT--ON DECEMBER 29, 2000 THE HUNTINGTON MONEY MARKET FUND TRANSFERRED COMMERCIAL PAPER OF PACIFIC GAS & ELECTRIC TO THE FOLLOWING FIXED INCOME FUNDS IN THE FOLLOWING AMOUNTS:

  [bullet] HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND $3 MILLION [bullet] HUNTINGTON SHORT/INTERMEDIATE
           FIXED INCOME SECURITIES FUND                     $5 MILLION
  [bullet] HUNTINGTON FIXED INCOME SECURITIES FUND          $7 MILLION

================================================================================


THIS COMMERCIAL PAPER WAS TRANSFERRED TO THE AFOREMENTIONED FIXED INCOME FUNDS AT AMORTIZED COST PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES. IN ADDITION, IT WAS DEEMED THAT AMORTIZED COST WAS AN APPROPRIATE FAIR VALUE FOR THIS COMMERCIAL PAPER AS OF DECEMBER 31, 2000 PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES. AS OF YEAR-END THE HUNTINGTON MONEY MARKET FUND STILL HELD $15 MILLION OF THIS COMMERCIAL PAPER.

IN EARLY JANUARY, 2001, THE REMAINING $15 MILLION OF THIS COMMERCIAL PAPER HELD BY THE HUNTINGTON MONEY MARKET FUND WAS SOLD AND A LOSS OF $4.3 MILLION WAS INCURRED. IN ADDITION, SUBSEQUENT TO DECEMBER 31, 2000 THE COMMERCIAL PAPER WHICH WAS TRANSFERRED TO THE AFOREMENTIONED FIXED INCOME FUNDS WAS PURCHASED BY THE ADVISER AT AMORTIZED COST.

PURSUANT TO APPROVAL FROM THE BOARD OF TRUSTEES, THE SECURITIES IN THE HUNTINGTON MONEY MARKET FUND CONTINUE TO BE PRICED AT AMORTIZED COST.

(4) INVESTMENT TRANSACTIONS
PURCHASES AND SALES OF INVESTMENTS, EXCLUDING SHORT-TERM SECURITIES, FOR THE YEAR ENDED DECEMBER 31, 2000 WERE AS FOLLOWS (ALL NUMBERS IN THOUSANDS):

                    INVESTMENT SECURITIES
                    ---------------------
                               INCOME      MORTGAGE
                  GROWTH       EQUITY     SECURITIES
--------------------------------------------------------
PURCHASES        $72,822     $88,097          $--
SALES            $98,688     $90,906          $--
--------------------------------------------------------


                    OHIO      MICHIGAN       FIXED
                  TAX-FREE    TAX-FREE      INCOME
--------------------------------------------------------
PURCHASES         $  497      $   --        $21,644
SALES             $6,535      $6,385        $15,813
--------------------------------------------------------

                               SHORT/
                INTERMEDIATE INTERMEDIATE
                 GOVERNMENT     FIXED
                   INCOME      INCOME
--------------------------------------------------------
PURCHASES         $    --      $32,229
SALES             $ 1,928      $17,703
--------------------------------------------------------


              U.S. GOVERNMENT OBLIGATIONS
              ---------------------------

                               INCOME      MORTGAGE
                  GROWTH       EQUITY     SECURITIES
--------------------------------------------------------
PURCHASES           $--          $--        $1,948
SALES               $--          $--        $6,182
--------------------------------------------------------


                   OHIO       MICHIGAN       FIXED
                 TAX-FREE     TAX-FREE      INCOME
--------------------------------------------------------
PURCHASES           $--          $--        $20,061
SALES               $--          $--        $27,488
--------------------------------------------------------

                               SHORT/
               INTERMEDIATE INTERMEDIATE
                GOVERNMENT      FIXED
                  INCOME       INCOME
--------------------------------------------------------
PURCHASES         $19,893      $    --
SALES             $44,405      $17,273
--------------------------------------------------------

(5) INVESTMENT CONCENTRATION
OHIO MUNICIPAL MONEY MARKET AND OHIO TAX-FREE INVEST A SUBSTANTIAL PORTION OF THEIR ASSETS IN OBLIGATIONS AND NOTES ISSUED BY THE STATE OF OHIO, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. FOR OHIO TAX-FREE, SUCH ISSUES MUST BE RATED IN ONE OF THE TOP FOUR RATING CATEGORIES BY A NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION ("NRSRO") OR UNRATED AND DEEMED BY THE INVESTMENT ADVISER TO BE OF COMPARABLE QUALITY. FOR OHIO MUNICIPAL MONEY MARKET, SUCH ISSUES MUST RATE IN THE HIGHEST RATING CATEGORY BY A NRSRO OR UNRATED AND DEEMED BY THE INVESTMENT ADVISER TO BE OF COMPARABLE QUALITY.

IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATING TO THE STATE OF OHIO, AN OHIO MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE OR THE MUNICIPALITY, THE MARKET VALUE AND MARKETABILITY OF THE OHIO MUNICIPAL BONDS IN OHIO MUNICIPAL MONEY MARKET AND OHIO TAX-FREE'S PORTFOLIOS AND THE INTEREST INCOME TO THE TWO FUNDS COULD BE ADVERSELY AFFECTED.

MICHIGAN TAX-FREE INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN OBLIGATIONS AND NOTES ISSUED BY THE STATE OF MICHIGAN, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATED TO THE STATE OF MICHIGAN, A MICHIGAN MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE, THE MARKET VALUE AND MARKETABILITY OF THE MICHIGAN MUNICIPAL BONDS IN MICHIGAN TAX-FREE'S PORTFOLIO AND THE INTEREST INCOME COULD BE ADVERSELY AFFECTED.

FLORIDA TAX-FREE MONEY INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN OBLIGATIONS AND NOTES ISSUED BY THE STATE OF FLORIDA, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATED TO THE STATE OF FLORIDA, A FLORIDA MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE, THE MARKET VALUE OF THE FLORIDA MUNICIPAL OBLIGATIONS IN FLORIDA TAX-FREE MONEY'S PORTFOLIO AND THE INTEREST INCOME COULD BE ADVERSELY AFFECTED.

NOTICE TO SHAREHOLDERS OF THE HUNTINGTON FUNDS
================================================================================
                                                                     (UNAUDITED)





FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, EACH FUND IS DESIGNATING LONG-TERM CAPITAL GAINS, QUALIFYING DIVIDENDS, AND EXEMPT INCOME WITH REGARD TO DISTRIBUTIONS PAID DURING THE YEAR AS FOLLOWS:


                                               (A)
                                            LONG TERM       (B)
                                             CAPITAL      ORDINARY        (C)                       (E)
                                              GAINS        INCOME        TOTAL         (D)          TAX
                                          DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS QUALIFYING     EXEMPT
FUND                                        TAX BASIS     TAX BASIS    TAX BASIS     DIVIDENDS(1) INTEREST
------                                    ------------- ------------- ------------- ------------- --------
MONEY MARKET                                   0%           100%           100%          0%           0%
OHIO MUNICIPAL MONEY MARKET                    0%             0%           100%          0%         100%
U.S. TREASURY MONEY MARKET                     0%           100%           100%          0%           0%
FLORIDA TAX-FREE MONEY                         0%             0%           100%          0%         100%
GROWTH                                       100%             0%           100%        100%           0%
INCOME EQUITY                                 37%            63%           100%         90%           0%
MORTGAGE SECURITIES                            0%           100%           100%          0%           0%
OHIO TAX-FREE                                  0%             0%           100%          0%         100%
MICHIGAN TAX-FREE                              1%             0%           100%          0%          99%
FIXED INCOME                                   0%           100%           100%          0%           0%
INTERMEDIATE GOVERNMENT INCOME                 0%           100%           100%          0%           0%
SHORT/INTERMEDIATE FIXED INCOME                0%           100%           100%          0%           0%

PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTIONS.
 *  ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE FUNDS' TOTAL
     DISTRIBUTIONS.
** ITEMS (D) AND (E) ARE BASED ON A PERCENTAGE OF THE FUNDS' ORDINARY INCOME DISTRIBUTIONS.

EXPLANATION OF THE INDICES (& NOTES) IN THE MANAGEMENT DISCUSSION & ANALYSIS
================================================================================


GROWTH FUND
+ THE S&P 500 IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED. THE S&P 500 HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.
* THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
** REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING
   THE MAXIMUM SALES LOAD OF 4.00% ($10,000 INVESTMENT MINUS $400 SALES LOAD = $9,600). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS ON SECURITIES IN THE INDEX.
***PRIOR TO 5/1/00 (THE INCEPTION DATE FOR INVESTMENT B SHARES), PERFORMANCE FOR
   INVESTMENT B SHARES IS BASED ON THE PERFORMANCE OF INVESTMENT A SHARES, ADJUSTED FOR THE INVESTMENT B SHARES 12B-1 FEES.

INCOME EQUITY FUND
+ THE S&P 500 IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED. THE S&P 500 HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.
* THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
** REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING
   THE MAXIMUM SALES LOAD OF 5.50% ($10,000 INVESTMENT MINUS $550 SALES LOAD = $9,450). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS ON SECURITIES IN THE INDEX. PRIOR TO 5/14/97 (THE INCEPTION DATE FOR INVESTMENT A SHARES), PERFORMANCE FOR INVESTMENT A SHARES IS BASED ON THE PERFORMANCE OF THE INCOME EQUITY FUND'S TRUST SHARES, ADJUSTED FOR THE INVESTMENT A SHARES SALES CHARGE AND 12B-1 FEES. THE S&P 500 HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.
***PRIOR TO 5/1/00 (THE INCEPTION DATE FOR INVESTMENT B SHARES), PERFORMANCE FOR
   INVESTMENT B SHARES IS BASED ON THE PERFORMANCE OF INVESTMENT A SHARES, ADJUSTED FOR THE INVESTMENT B SHARES 12B-1 FEES.

MORTGAGE SECURITIES FUND
* THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
** REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING
   THE CURRENT SALES LOAD OF 2.00% ($10,000 INVESTMENT MINUS $200 SALES LOAD = $9,800). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
+ THE LMI HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. LMI IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.
++ THE LUSMF REPRESENTS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE
   MUTUAL FUNDS THAT LIPPER ANALYTICAL SERVICES, INC. HAS DETERMINED BELONG IN THAT CATEGORY, AND IS NOT ADJUSTED TO REFLECT ANY SALES LOADS. HOWEVER, THESE TOTAL RETURNS ARE REPORTED NET OF EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN A FUND'S PERFORMANCE.

OHIO TAX-FREE FUND
* THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
** REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING
   THE CURRENT SALES LOAD OF 2.00% EFFECTIVE 2/1/93 ($10,000 INVESTMENT MINUS $200 SALES LOAD = $9,800). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
+ THE LB5GO HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE LB5GO IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.
++ THE LSMA, LOIMA AND LIMA EACH REPRESENT THE AVERAGE OF THE TOTAL RETURNS
   REPORTED BY ALL OF THE MUTUAL FUNDS THAT LIPPER ANALYTICAL SERVICES, INC. HAS DETERMINED BELONG IN THE RESPECTIVE CATEGORIES, AND ARE NOT ADJUSTED TO REFLECT ANY SALES LOADS. HOWEVER, THESE TOTAL RETURNS ARE REPORTED NET OF EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN A FUND'S PERFORMANCE.

MICHIGAN TAX-FREE FUND
* THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
** REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING
   THE SALES LOAD OF 4.75% WHICH WAS IN EFFECT AS OF 12/31/91 ($10,000 INVESTMENT MINUS $475 SALES LOAD = $9,525). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
+ THE L5MB AND THE L7MB HAVE BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE L5MB AND THE L7MB ARE NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THESE INDICES ARE UNMANAGED.

FIXED INCOME SECURITIES FUND

* THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
** REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING THE CURRENT SALES LOAD OF 2.00% EFFECTIVE 2/1/93 ($10,000 INVESTMENT MINUS $200 SALES LOAD = $9,800). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
*** PRIOR TO 5/1/00 (THE INCEPTION DATE FOR INVESTMENT B SHARES), PERFORMANCE
    FOR INVESTMENT B SHARES IS BASED ON THE PERFORMANCE OF INVESTMENT A SHARES, ADJUSTED FOR THE INVESTMENT B SHARES 12B-1 FEES.
+ THE LBGCB HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE LBGCB IS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.
++ THE LIIGDF REPRESENTS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF THE MUTUAL FUNDS THAT LIPPER ANALYTICAL SERVICES, INC. HAS DETERMINED BELONG IN THAT CATEGORY, AND IS NOT ADJUSTED TO REFLECT ANY SALES LOADS. HOWEVER, THESE TOTAL RETURNS ARE REPORTED NET OF EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN A FUND'S PERFORMANCE.

INTERMEDIATE GOVERNMENT INCOME FUND
* THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
** REPRESENTS A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FUND AFTER DEDUCTING
   THE SALES LOAD OF 4.75% IN EFFECT AS OF 12/31/91 ($10,000 INVESTMENT MINUS $475 SALES LOAD = $9,525). THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
+ THE LIGC HAS BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX. THE LIGCIS NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THIS INDEX IS UNMANAGED.

SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
* THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
+ THE LIGC, THE ML1-5YUT AND THE MLI-5YGC HAVE BEEN ADJUSTED TO REFLECT REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDICES. THE LIGC, ML1-5YUT AND ML1-5YGC ARE NOT ADJUSTED TO REFLECT SALES LOADS, EXPENSES, OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THESE INDICES ARE UNMANAGED.
++ THE LSTIGD REPRESENTS THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL THE
   MUTUAL FUNDS THAT LIPPER ANALYTICAL SERVICES, INC. HAs DETERMINED BELONG IN THAT CATEGORY, AND IS NOT REPORTED NET OF EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN A FUND'S PERFORMANCE.

INDEPENDENT AUDITORS' REPORT
================================================================================

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE HUNTINGTON FUNDS

WE HAVE AUDITED THE ACCOMPANYING STATEMENTS OF NET ASSETS OF THE HUNTINGTON FUNDS (COMPRISED OF THE HUNTINGTON MONEY MARKET FUND, HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND, HUNTINGTON U.S. TREASURY MONEY MARKET FUND, HUNTINGTON FLORIDA TAX-FREE MONEY FUND, HUNTINGTON GROWTH FUND, HUNTINGTON INCOME EQUITY FUND, HUNTINGTON MORTGAGE SECURITIES FUND, HUNTINGTON OHIO TAX-FREE FUND, HUNTINGTON MICHIGAN TAX-FREE FUND, HUNTINGTON FIXED INCOME SECURITIES FUND, HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND AND HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND AS OF DECEMBER 31, 2000) (COLLECTIVELY, THE FUNDS), AND THE RELATED STATEMENTS OF OPERATIONS FOR THE YEAR THEN ENDED, STATEMENTS OF CHANGES IN NET ASSETS FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD THEN ENDED, AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS OR YEARS IN THE FOUR-YEAR PERIOD THEN ENDED WITH THE EXCEPTION OF THE HUNTINGTON MICHIGAN TAX-FREE FUND AND HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND FOR THE YEAR ENDED NOVEMBER 30, 1997. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE THE RESPONSIBILITY OF THE FUNDS' MANAGEMENT. OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS BASED ON OUR AUDITS. THE FINANCIAL HIGHLIGHTS FOR THE YEAR ENDING DECEMBER 31, 1996 FOR THE HUNTINGTON MONEY MARKET FUND, HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND, HUNTINGTON U.S. TREASURY MONEY MARKET FUND, HUNTINGTON GROWTH FUND, HUNTINGTON INCOME EQUITY FUND, HUNTINGTON MORTGAGE SECURITIES FUND, HUNTINGTON OHIO TAX-FREE FUND, HUNTINGTON FIXED INCOME SECURITIES FUND AND HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND WERE AUDITED BY OTHER AUDITORS WHOSE REPORT DATED FEBRUARY 14, 1997, EXPRESSED AN UNQUALIFIED OPINION ON THOSE FINANCIAL HIGHLIGHTS. IN ADDITION, THE FINANCIAL HIGHLIGHTS FOR THE HUNTINGTON MICHIGAN TAX-FREE FUND AND HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND FOR THE YEARS ENDING NOVEMBER 30, 1997 AND 1996 WERE AUDITED BY OTHER AUDITORS WHOSE REPORT DATED JANUARY 13, 1998, EXPRESSED AN UNQUALIFIED OPINION ON THOSE FINANCIAL HIGHLIGHTS.

WE CONDUCTED OUR AUDITS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS. OUR PROCEDURES INCLUDED VERIFICATION OF SECURITIES OWNED AS OF DECEMBER 31, 2000, BY EXAMINATION AND OTHER APPROPRIATE AUDIT PROCEDURES. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS PROVIDE A REASONABLE BASIS FOR OUR OPINION.

IN OUR OPINION, THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS REFERRED TO ABOVE PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF THE HUNTINGTON FUNDS AS OF DECEMBER 31, 2000, THE RESULTS OF THEIR OPERATIONS, THE CHANGES IN THEIR NET ASSETS, AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE AFOREMENTIONED PERIODS, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA.



KPMG LLP

COLUMBUS, OHIO
FEBRUARY 16, 2001

TRUSTEES
================================================================================

DAVID S. SCHOEDINGER

JOHN M. SHARY

WILLIAM R. WISE





      MUTUAL FUNDS, INCLUDING MONEY MARKET FUNDS, ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
    RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH
                               MONEY MARKET FUNDS
     SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS
               POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                 THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO
                  PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
                   ACCOMPANIED BY A PROSPECTUS WHICH CONTAINS
                              FACTS CONCERNING THE
                FUNDS' OBJECTIVES AND POLICIES, MANAGEMENT FEES,
                        EXPENSES AND OTHER INFORMATION.

[HUNTINGTON FUNDS LOGO OMITTED]



THE HUNTINGTON NATIONAL BANK,
A SUBSIDIARY OF
HUNTINGTON BANCSHARES,
IS THE INVESTMENT ADVISER,
CUSTODIAN AND ADMINISTRATOR
OF THE HUNTINGTON FUNDS.
SEI INVESTMENTS DISTRIBUTION CO.
AND SEI INVESTMENTS MUTUAL
FUNDS SERVICES, THE DISTRIBUTOR
AND THE SUB-ADMINISTRATOR OF THE
HUNTINGTON FUNDS, RESPECTIVELY,
ARE NOT AFFILIATED WITH
THE HUNTINGTON NATIONAL BANK.




                         [HUNTINGTON FUNDS LOGO OMITTED]
                                 (800) 253-0412


                                                                 1400022 (12/00)